Prospectus

Franklin Mutual Series Fund Inc.

CLASS A, B & C

INVESTMENT STRATEGY

GROWTH & INCOME VALUE

Mutual Beacon Fund
Mutual Financial Services Fund
Mutual Qualified Fund
Mutual Shares Fund

GLOBAL VALUE

Mutual Discovery Fund
Mutual European Fund

MAY 1, 2001
as amended December 17, 2001





[Insert Franklin Templeton Ben Head]


The SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

CONTENTS

THE FUNDS

[Begin callout]
INFORMATION ABOUT EACH FUND YOU SHOULD KNOW BEFORE INVESTING
[End callout]

 2    Mutual Beacon Fund; Mutual
      Qualified Fund; Mutual Shares Fund;
      Mutual Discovery Fund

15    Mutual Financial Services Fund

24    Mutual European Fund

33    More Information on Investment
      Policies, Practices and Risks

37    Management

40    Distributions and Taxes

42    Financial Highlights

YOUR ACCOUNT

[Begin callout]
INFORMATION ABOUT SALES CHARGES, ACCOUNT TRANSACTIONS AND SERVICES
[End callout]

54    Choosing a Share Class

58    Buying Shares

61    Investor Services

65    Selling Shares

67    Account Policies

71    Questions

FOR MORE INFORMATION

[Begin callout]
WHERE TO LEARN MORE ABOUT EACH FUND
[End callout]

Back Cover



MUTUAL BEACON FUND
MUTUAL QUALIFIED FUND
MUTUAL SHARES FUND
MUTUAL DISCOVERY FUND

[Insert graphic of bullseye and arrows]  GOALS AND STRATEGIES
                                         --------------------

GOALS The principal investment goal of Mutual Beacon, Mutual Qualified and Mutual Shares is capital appreciation, which may occasionally be short-term. Their secondary goal is income. Mutual Discovery's investment goal is capital appreciation.

MAIN INVESTMENT STRATEGIES Under normal market conditions, the Funds invest mainly in equity securities of companies that the manager believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value). Following this value-oriented strategy, each Fund primarily invests in:

o UNDERVALUED STOCKS Stocks trading at a discount to intrinsic value.

And, to a much smaller extent, each Fund also invests in:

o RESTRUCTURING COMPANIES Securities of companies that are involved in restructurings such as mergers, acquisitions, consolidations, liquidations, spinoffs, or tender or exchange offers.

o DISTRESSED COMPANIES Securities of companies that are, or are about to be, involved in reorganizations, financial restructurings, or bankruptcy.

[Begin callout]
The Funds invest primarily in securities of companies the manager believes are undervalued.
[End callout]

The Funds invest primarily in mid- and large-cap companies with market capitalization values (share price times the number of common stock shares outstanding) greater than $1.5 billion. Each Fund also may invest a significant portion of its assets in small-cap companies.

While the Funds generally purchase securities for investment purposes, the manager may seek to influence or control management, or invest in other companies that do so, when the manager believes a Fund may benefit.

The Funds may invest a substantial portion (up to 35%) of their assets in foreign securities and Mutual Discovery generally invests approximately 50% of its assets in foreign, equity and debt securities, which may include sovereign debt and participations in foreign government debt. The Funds generally seek to hedge (protect) against currency risks, largely using forward currency exchange contracts.

Each Fund may invest in debt securities to a lesser extent than its investments in equity securities. The Funds may invest in debt securities in any rating category established by an independent rating agency, including lower-rated (or comparable unrated) or defaulted debt securities ("junk bonds"). The Funds' investments in Restructuring and Distressed Companies typically involve the purchase of junk bonds or other indebtedness of such companies. The Funds generally make such investments to achieve capital appreciation, rather than to seek income.

PORTFOLIO SELECTION The manager employs a research driven, fundamental value strategy for each of the Funds. In choosing equity investments, the manager focuses on the market price of a company's securities relative to the manager's own evaluation of the company's asset value, including an analysis of book value, cash flow potential, long-term earnings, and multiples of earnings of comparable securities of both public or private companies. Value stock prices are considered "cheap" relative to the company's perceived value and are often out of favor with other investors. The prices of debt obligations of Restructuring or Distressed Companies also may be "cheap" relative to the value of the company's assets. The Funds may invest in such securities if the manager believes the market may have overreacted to adverse developments or failed to appreciate positive changes. The manager examines each investment separately and there are no set criteria as to specific value parameters, asset size, earnings or industry type.

DIFFERENCES BETWEEN THE FUNDS While the manager follows the same strategy in choosing investments for each of the Funds, there are certain differences. First, the Funds vary in size and each Fund has a different team of portfolio managers who have primary responsibility for selecting its investments. While all four Funds may invest a portion of their assets in foreign securities, the proportion of their assets so invested will vary: Mutual Shares will generally have the lowest portion of assets in foreign securities, with Mutual Qualified and Mutual Beacon each respectively having increasingly larger portions in foreign securities. Mutual Discovery may invest most of its assets in foreign securities. In addition, the Funds may allocate foreign investments to different geographic areas. As a result of these differences, the performance of the four Funds will vary.


[Insert graphic of chart with line going up and down]  MAIN RISKS
                                                       ----------

STOCKS While stocks, as a class, have historically outperformed other types of investments over the long term, individual stock prices tend to go up and down more dramatically over the short term. These price movements may result from factors affecting individual companies or industries, or the securities market as a whole.

VALUE INVESTING Value investments may not increase in price as anticipated by the manager, and may decline even further if other investors fail to recognize the company's value, or favor investing in faster-growing companies, or if the factors that the manager believes will increase the price do not occur.

The Funds' bargain-driven focus may result in a Fund choosing securities that are not widely followed by other investors. "Cheaply" priced securities also may include companies reporting poor earnings, companies whose share prices have declined sharply (sometimes growth companies that have recently stumbled) to levels considered "cheap" in the manager's opinion, turnarounds, cyclical companies, or companies emerging from bankruptcy, all of which may have a higher risk of continuing to be ignored or rejected, and therefore, remaining undervalued by the market or losing more value.

RESTRUCTURING AND DISTRESSED COMPANIES A merger or other restructuring or tender or exchange offer proposed at the time a Fund invests in a Restructuring Company may not be completed on the terms contemplated and, therefore, may not benefit the Fund as anticipated. Also, debt obligations of Distressed Companies typically are unrated, lower rated, in default or close to default and may become worthless.

[Begin callout]
Because the securities the Funds hold fluctuate in price, the value of your investment in a Fund will go up and down. This means you could lose money over short or even extended periods.
[End callout]

FOREIGN SECURITIES Investing in foreign securities, including securities of foreign governments, typically involves more risks than investing in U.S. securities. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations. These risks, which can increase the potential for losses in the Funds and affect their share price, are discussed in more detail beginning on page 33.

SMALLER COMPANIES While smaller companies may offer substantial opportunities for capital growth, they also involve substantial risks and should be considered speculative. Historically, smaller company securities have been more volatile in price than larger company securities, especially over the short term. Among the reasons for the greater price volatility are the less certain growth prospects of smaller companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller companies to changing economic conditions.

In addition, small companies may lack depth of management, be unable to generate funds necessary for growth or development, or be developing or marketing new products or services for which markets are not yet established and may never become established.

CREDIT An issuer may be unable to make interest payments and repay principal. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value and, thus, impact performance.

LOWER-RATED AND UNRATED DEBT SECURITIES. Securities rated below investment grade, sometimes called "junk bonds," and the type of unrated debt securities purchased by the Funds, generally have more risk than higher-rated securities.

They also may fluctuate more in price, and are less liquid than higher-rated securities. Their prices are especially sensitive to developments affecting the company's business and to ratings changes, and typically rise and fall in response to factors that affect the company's stock prices. Companies issuing such lower-rated debt securities are not as strong financially, and are more likely to encounter financial difficulties and be more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates.

 [Begin callout]
Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. Mutual fund shares involve investment risks, including the possible loss of principal. [End callout]


[Insert graphic of a bull and a bear] PERFORMANCE
                                      -----------

These bar charts and tables show the volatility of each Fund's returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund's returns from year to year over the past 10 calendar years. The table shows how the Fund's average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results.

MUTUAL BEACON FUND
CLASS A ANNUAL TOTAL RETURNS/1

[Insert bar graph]

----------------------------------------------------------------------
17.08%  22.42% 22.42% 5.20%  25.43% 20.74% 22.55%2.02%  16.41% 13.89%
91      92     93     94     95     96     97    98     99     00
----------------------------------------------------------------------
                               YEAR

[Begin callout]
BEST
QUARTER:
Q4 '98
12.57%

WORST
QUARTER:
Q3 '98
-17.67%
[End callout]


AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2000

                                        1 YEAR      5 YEARS    10 YEARS
-------------------------------------------------------------------------------
Mutual Beacon Fund - Class A/2          7.36%       13.53%     15.88%
S&P 500(R)Index/3                      -9.11%       18.33%     17.46%


                                        1 YEAR      5 YEARS    10 YEARS
-------------------------------------------------------------------------------
Mutual Beacon Fund - Class B/2          9.34%       13.94%     15.78%
S&P 500(R)Index/3                      -9.11%       18.33%     17.46%


                                        1 YEAR      5 YEARS    10 YEARS
-------------------------------------------------------------------------------
Mutual Beacon Fund - Class C/2          11.11%      13.92%     15.65%
S&P 500(R)Index/3                       -9.11%      18.33%     17.46%

---------
1. Figures do not reflect sales charges. If they did, returns would be lower.
As of March 31, 2001, the Fund's year-to-date return was 2.77% for Class A.
2. Figures reflect sales charges.
All Fund performance assumes reinvestment of dividends and capital gains. Before November 1, 1996, only a single class of Fund shares was offered without a sales charge and Rule 12b-1 fees. All Fund returns shown reflect a restatement of the original class to include the Rule 12b-1 fees as though in effect from the Fund's inception.
3. Source: Standard & Poor's Micropal. The S&P 500(R)Index is an unmanaged group of widely held common stocks covering a variety of industries. It includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.
---------

MUTUAL QUALIFIED FUND
CLASS A ANNUAL TOTAL RETURNS/1

[Insert bar graph]

-------------------------------------------------------------------------------
20.62%  22.17% 22.13% 5.32%  26.12% 20.75% 24.44%0.16%  13.27% 13.81%
91      92     93     94     95     96     97    98     99     00
-------------------------------------------------------------------------------
                                YEAR

[Begin callout]
BEST
QUARTER:
Q2 '99
13.31%

WORST
QUARTER:
Q3 '98
-17.73%
[End callout]

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2000

                                        1 YEAR      5 YEARS    10 YEARS
-------------------------------------------------------------------------------
Mutual Qualified Fund - Class A/2       7.26%       12.83%     15.89%
S&P 500(R)Index/3                      -9.11%       18.33%     17.46%


                                        1 YEAR      5 YEARS    10 YEARS
-------------------------------------------------------------------------------
Mutual Qualified Fund - Class B/2       9.20%       13.29%     15.96%
S&P 500(R)Index/3                      -9.11%       18.33%     17.46%


                                        1 YEAR      5 YEARS    10 YEARS
-------------------------------------------------------------------------------
Mutual Qualified Fund - Class C/2       11.01%      13.21%     15.64%
S&P 500(R)Index/3                       -9.11%      18.33%     17.46%

---------
1. Figures do not reflect sales charges. If they did, returns would be lower. As of March 31, 2001, the Fund's year-to-date return was 2.78% for
Class A.
2. Figures reflect sales charges.
All Fund performance assumes reinvestment of dividends and capital gains. Before November 1, 1996, only a single class of Fund shares was offered without a sales charge and Rule 12b-1 fees. All Fund returns shown reflect a restatement of the original class to include the Rule 12b-1 fees as though in effect from the Fund's inception.
3. Source: Standard & Poor's Micropal. The S&P 500(R)Index is an unmanaged group of widely held common stocks covering a variety of industries. It includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.
---------

MUTUAL SHARES FUND
CLASS A ANNUAL TOTAL RETURNS/1

[Insert bar graph]

-------------------------------------------------------------------------------
20.47%  20.81% 20.47% 4.13%  28.60% 20.32% 26.01%0.01%  14.62% 13.42%
91      92     93     94     95     96     97    98     99     00
-------------------------------------------------------------------------------
                               YEAR

[Begin callout]
BEST
QUARTER:
Q4 '98
13.24%

WORST
QUARTER:
Q3 '98
-17.03%
[End callout]

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2000

                                        1 YEAR      5 YEARS    10 YEARS
-------------------------------------------------------------------------------
Mutual Shares Fund - Class A/2          6.91%       13.19%     15.87%
S&P 500(R)Index/3                      -9.11%       18.33%     17.46%


                                        1 YEAR      5 YEARS    10 YEARS
-------------------------------------------------------------------------------
Mutual Shares Fund - Class B/2          8.83%       13.65%     15.93%
S&P 500(R)Index/3                      -9.11%       18.33%     17.46%


                                        1 YEAR      5 YEARS    10 YEARS
-------------------------------------------------------------------------------
Mutual Shares Fund - Class C/2         10.62%       13.58%     15.62%
S&P 500(R)Index/3                      -9.11%       18.33%     17.46%

---------
1. Figures do not reflect sales charges. If they did, returns would be lower.
As of March 31, 2001, the Fund's year-to-date return was 3.14% for Class A.
2. Figures reflect sales charges.
All Fund performance assumes reinvestment of dividends and capital gains. Before November 1, 1996, only a single class of Fund shares was offered without a sales charge and Rule 12b-1 fees. All Fund returns shown reflect a restatement of the original class to include the Rule 12b-1 fees as though in effect from the Fund's inception.
3. Source: Standard & Poor's Micropal. The S&P 500(R)Index is an unmanaged group of widely held common stocks covering a variety of industries. It includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.
---------

MUTUAL DISCOVERY FUND
CLASS A ANNUAL TOTAL RETURNS/1

[Insert bar graph]

-------------------------------------------------------------------------------
35.33%   3.20%   28.17%   24.41%  22.46%   -2.37%   26.39%  12.26%
93       94      95       96      97       98       99      00
-------------------------------------------------------------------------------
                           YEAR

[Begin callout]
BEST QUARTER:
Q4 '99  14.13%

WORST QUARTER:
Q3 '98 -19.55%
[End callout]

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2000
                                                                     SINCE
                                                                   INCEPTION
                                             1 YEAR     5 YEARS    12/31/92
-------------------------------------------------------------------------------
Mutual Discovery Fund - Class A/2            5.81%      14.74%     17.20%
S&P 500(R)Index/3                           -9.11%      18.33%     17.20%
MSCI World Index/4                         -12.92%      12.53%     13.97%

                                                                     SINCE
                                                                   INCEPTION
                                             1 YEAR     5 YEARS    12/31/92
-------------------------------------------------------------------------------
Mutual Discovery Fund - Class B/2            7.92%      15.20%     17.33%
S&P 500(R)Index/3                           -9.11%      18.33%     17.20%
MSCI World Index/4                         -12.92%      12.53%     13.97%

                                                                     SINCE
                                                                   INCEPTION
                                             1 YEAR     5 YEARS    12/31/92
-------------------------------------------------------------------------------
Mutual Discovery Fund - Class C/2            9.54%      15.16%     17.16%
S&P 500(R)Index/3                           -9.11%      18.33%     17.20%
MSCI World Index/4                         -12.92%      12.53%     13.97%

---------
1. Figures do not reflect sales charges. If they did, returns would be lower.
As of March 31, 2001, the Fund's year-to-date return was -0.16% for Class A.
2. Figures reflect sales charges.
All Fund performance assumes reinvestment of dividends and capital gains. Before November 1, 1996, only a single class of Fund shares was offered without a sales charge and Rule 12b-1 fees. All Fund returns shown reflect a restatement of the original class to include the Rule 12b-1 fees as though in effect from the Fund's inception.
3. Source: Standard & Poor's Micropal. The S&P 500(R)Index is an unmanaged group of widely held common stocks covering a variety of industries. It includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.
4. Source: Standard & Poor's Micropal. The unmanaged Morgan Stanley Capital International (MSCI) World Index tracks the performance of approximately 1500 securities in 22 countries and is designed to measure world stock market performance. It includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.
---------

[Insert graphic of percentage sign] FEES AND EXPENSES
                                    -----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                           MUTUAL
CLASS A                              BEACON    QUALIFIED   SHARES   DISCOVERY
-------------------------------------------------------------------------------
Maximum sales charge (load) as a
percentage of offering price         5.75%     5.75%       5.75%    5.75%
 Load imposed on purchases           5.75%     5.75%       5.75%    5.75%
 Maximum deferred sales charge       None      None        None     None
 (load)/1
Redemption Fee/2                     None      None        None     2.00%

CLASS B
-------------------------------------------------------------------------------
Maximum sales charge (load) as a
percentage of offering price         4.00%     4.00%       4.00%    4.00%
 Load imposed on purchases           None      None        None     None
 Maximum deferred sales charge       4.00%     4.00%       4.00%    4.00%
(load)/3
Redemption Fee/2                     None      None        None     2.00%

CLASS C
-------------------------------------------------------------------------------
Maximum sales charge (load) as a
percentage of offering price         1.99%     1.99%       1.99%    1.99%
 Load imposed on purchases           1.00%     1.00%       1.00%    1.00%
 Maximum deferred sales charge       0.99%     0.99%       0.99%    0.99%
(load)/4
Redemption Fee/2                     None      None        None     2.00%

Please see "Choosing a Share Class" on page 54 for an explanation of how and when these sales charges apply.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                           MUTUAL
CLASS A                              BEACON    QUALIFIED   SHARES   DISCOVERY
-------------------------------------------------------------------------------
Management fees                      0.60%      0.60%      0.60%    0.80%
Distribution and service
(12b-1) fees                         0.35%      0.35%      0.35%    0.35%
Other expenses                       0.23%      0.23%      0.22%    0.27%
Total annual Fund operating          ------------------------------------------
expenses/5                           1.18%      1.18%      1.17%    1.42%
                                     ==========================================

CLASS B
-------------------------------------------------------------------------------
Management fees                      0.60%     0.60%       0.60%    0.80%
Distribution and service
(12b-1) fees                         1.00%     0.99%       1.00%    1.00%
Other expenses                       0.23%     0.23%       0.22%    0.27%
Total annual Fund operating          ------------------------------------------
expenses/5                           1.83%     1.82%       1.82%    2.07%
                                     ==========================================

CLASS C
-------------------------------------------------------------------------------
Management fees                      0.60%     0.60%       0.60%    0.80%
Distribution and service
(12b-1) fees                         0.99%     0.99%       0.99%    1.00%
Other expenses                       0.23%     0.23%       0.22%    0.27%
Total annual Fund operating          ------------------------------------------
expenses/5                           1.82%     1.82%       1.81%    2.07%
                                     ==========================================

---------
1. Except for investments of $1 million or more (see page 54) and purchases by certain retirement plans without an initial sales charge.
2. This fee is only for Market Timers (see page 69).
3. Declines to zero after six years.
4. This is equivalent to a charge of 1% based on net asset value. 5 For the fiscal year ended December 31, 2000, the manager had agreed in advance to limit its management fees. With this reduction, management fees and total operating expenses were as follows:

---------

                                                           MUTUAL
                                     BEACON    QUALIFIED   SHARES   DISCOVERY
-------------------------------------------------------------------------------
Management fees                      0.58%     0.57%       0.58%    0.78%
Total annual operating expenses
 Class A                             1.16%     1.15%       1.14%    1.40%
 Class B                             1.81%     1.80%       1.79%    2.05%
 Class C                             1.80%     1.79%       1.78%    2.04%

The manager ended this arrangement on June 30, 2000.

EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

o You invest $10,000 for the periods shown;
o Your investment has a 5% return each year; and
o The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                           MUTUAL
                                     BEACON    QUALIFIED   SHARES    DISCOVERY
-------------------------------------------------------------------------------
If you sell your shares at the end of the period:
CLASS A
 1 Year/1                              $688       $688      $687      $711
 3 Years                               $928       $928      $925      $998
 5 Years                             $1,187     $1,187    $1,182    $1,307
 10 Years                            $1,924     $1,924    $1,914    $2,179
CLASS B
 1 Year                                $586       $585      $585      $610
 3 Years                               $876       $873      $873      $949
 5 Years                             $1,190     $1,185    $1,185    $1,314
 10 Years/2                          $1,978     $1,970    $1,967    $2,234
CLASS C
 1 Year                                $382       $382      $381      $407
 3 Years                               $667       $667      $664      $742
 5 Years                              $1,075     $1,075    $1,070    $1,202
 10 Years                             $2,216     $2,216    $2,205    $2,476

If you do not sell your shares:
CLASS B
 1 Year                                $186       $185      $185      $210
 3 Years                               $576       $573      $573      $649
 5 Years                               $990       $985      $985    $1,114
 10 Years/2                          $1,978     $1,970    $1,967    $2,234
CLASS C
 1 Year                                $283       $283      $282      $308
 3 Years                               $667       $667      $664      $742
 5 Years                             $1,075     $1,075    $1,070    $1,202
 10 Years                            $2,216     $2,216    $2,205    $2,476

---------
1. Assumes a contingent deferred sales charge (CDSC) will not apply.
2. Assumes conversion of Class B shares to Class A shares after eight years, lowering your annual expenses from that time on.
---------

MUTUAL FINANCIAL SERVICES FUND

[Insert graphic of bullseye and arrows]  GOALS AND STRATEGIES
                                         --------------------

GOALS The Fund's principal investment goal is capital appreciation, which may occasionally be short-term. Its secondary goal is income.

MAIN INVESTMENT STRATEGIES Under normal market conditions, the Fund invests at least 65% of its total assets in securities of financial services companies that the manager believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value). Following this value-oriented strategy, the Fund primarily invests in:

o UNDERVALUED STOCKS Stocks trading at a discount to intrinsic value.

And, to a much smaller extent, the Fund also invests in:

o RESTRUCTURING COMPANIES Securities of companies that are involved in restructurings such as mergers, acquisitions, consolidations, liquidations, spinoffs, or tender or exchange offers.

o DISTRESSED COMPANIES Securities of companies that are, or are about to be, involved in reorganizations, financial restructurings, or bankruptcy.

[Begin callout]
The Fund invests primarily in securities of financial services companies the manager believes are undervalued.
[End callout]

The Fund concentrates its investments in securities of companies in the financial services industry. Financial services companies are companies that, in the manager's view, derive at least 50% of their assets or revenues from the creation, purchase and sale of financial instruments. These companies include banks, savings and loan organizations, credit card companies, brokerage firms, finance companies, sub-prime lending institutions, investment advisers, investment companies and insurance companies.

Because many companies in the financial services industry that meet the manager's investment criteria are smaller capitalization companies, the Fund may invest most of its assets in the securities of companies with market capitalization values (share price times the number of common stock shares outstanding) of $1.5 billion or less.

While the Fund generally purchases securities for investment purposes, the manager may seek to influence or control management, or invest in other companies that do so, when the manager believes the Fund may benefit.

The Fund may invest in debt securities to a lesser extent than its investments in equity securities. The Fund may invest in debt securities in any rating category established by an independent rating agency, including lower-rated (or comparable unrated) or defaulted debt securities ("junk bonds"). The Fund's investments in Restructuring and Distressed Companies typically involve the purchase of junk bonds or other indebtedness of such companies. The Fund generally makes such investments to achieve capital appreciation, rather than to seek income.

The Fund may invest a substantial portion (up to 35%) of its assets in foreign securities. The Fund generally seeks to hedge (protect) against currency risks, largely using forward foreign currency exchange contracts.

PORTFOLIO SELECTION The manager employs a research driven, fundamental value strategy. In choosing equity investments, the manager focuses on the market price of a company's securities relative to the manager's own evaluation of the company's asset value, including an analysis of book value, cash flow potential, long-term earnings, and multiples of earnings of comparable securities of both public or private companies. Value stock prices are considered "cheap" relative to the company's perceived value and are often out of favor with other investors. The prices of debt obligations of Restructuring or Distressed Companies also may be "cheap" relative to the value of the company's assets. The Fund may invest in such securities if the manager believes the market may have overreacted to adverse developments or failed to appreciate positive changes. The manager examines each investment separately and there are no set criteria as to specific value parameters, asset size, earnings or industry type.


[Insert graphic of chart with line going up and down]  MAIN RISKS
                                                       ----------

STOCKS While stocks, as a class, have historically outperformed other types of investments over the long term, individual stock prices tend to go up and down more dramatically over the short term. These price movements may result from factors affecting individual companies or industries, or the securities market as a whole.

FINANCIAL SERVICES COMPANIES The Fund concentrates its investments in the financial service industry. As a result, general market and economic conditions as well as other risks specific to the financial services industry will impact the Fund's investments and its performance. For example, increases in interest rates can have a negative effect on the profitability of financial services companies.

Financial services companies are subject to extensive government regulation, which tends to limit not only the amount and types of loans and other financial commitments a financial services company can make, but the interest rates and fees it can charge. These limitations can have a significant impact on the profitability of a financial services company.
Insurance companies may be subject to heavy price competition, claims activity, marketing competition and general economic conditions. Certain lines of insurance can be significantly influenced by specific events. For example, property and casualty insurer profits may be affected by certain weather catastrophes and other disasters; and life and health insurer profits may be affected by mortality risks and morbidity rates.

The financial services industry is currently undergoing rapid change as existing distinctions between banking, insurance and brokerage businesses become blurred. The Gramm-Leach-Bliley Act, which was made effective March 11, 2000, repealed the sections of the Glass-Steagall Act prohibiting banks and bank holding companies from engaging in certain securities-related businesses under certain circumstances. In addition, the financial services industry continues to experience consolidations, development of new products and structures and changes to its regulatory framework. These changes are likely to have a significant impact on the financial services industry and the Fund, but it is not possible to predict whether the effect will be beneficial or adverse. That depends not only upon how these changes affect the industry, but also how the particular securities in the Fund's portfolio are affected.

VALUE INVESTING Value investments may not increase in price as anticipated by the manager, and may decline even further if other investors fail to recognize the company's value, or favor investing in faster-growing companies, or if the factors that the manager believes will increase the price do not occur.

The Fund's bargain-driven focus may result in the Fund choosing securities that are not widely followed by other investors. "Cheaply" priced securities also may include companies reporting poor earnings, companies whose share prices have declined sharply (sometimes growth companies that have recently stumbled) to levels considered "cheap" in the manager's opinion, turnarounds, cyclical companies, or companies emerging from bankruptcy, all of which may have a higher risk of continuing to be ignored or rejected, and therefore, remaining undervalued by the market or losing more value.

SMALLER COMPANIES While smaller companies may offer substantial opportunities for capital growth, they also involve substantial risks and should be considered speculative. Historically, smaller company securities have been more volatile in price than larger company securities, especially over the short term. Among the reasons for the greater price volatility are the less certain growth prospects of smaller companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller companies to changing economic conditions.

In addition, small companies may lack depth of management, be unable to generate funds necessary for growth or development, or be developing or marketing new products or services for which markets are not yet established and may never become established.

RESTRUCTURING AND DISTRESSED COMPANIES A merger or other restructuring or tender or exchange offer proposed at the time the Fund invests in a Restructuring Company may not be completed on the terms contemplated and, therefore, may not benefit the Fund as anticipated. Also, debt obligations of Distressed Companies typically are unrated, lower-rated, in default, or close to default and may become worthless.

[Begin callout]
Because the securities the Fund holds fluctuate in price, the value of your investment in the Fund will go up and down. This means you could lose money over short or even extended periods.
[End callout]

FOREIGN SECURITIES Investing in foreign securities, including securities of foreign governments, typically involves more risks than investing in U.S. securities. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations. These risks, which can increase the potential for losses in the Fund and affect its share price, are discussed in more detail beginning on page 33.

CREDIT An issuer may be unable to make interest payments and repay principal. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value and, thus, impact performance.

LOWER-RATED AND UNRATED DEBT SECURITIES. Securities rated below investment grade, sometimes called "junk bonds," and the type of unrated debt securities purchased by the fund, generally have more risk than higher-rated securities.

They also may fluctuate more in price, and are less liquid than higher-rated securities. Their prices are especially sensitive to developments affecting the company's business and to ratings changes, and typically rise and fall in response to factors that affect the company's stock prices. Companies issuing such lower-rated debt securities are not as strong financially, and are more likely to encounter financial difficulties and be more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates.

[Begin callout]
Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. Mutual fund shares involve investment risks, including the possible loss of principal. [End callout]


[Insert graphic of a bull and a bear] PERFORMANCE
                                      -----------

This bar chart and table show the volatility of the Fund's returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund's returns from year to year over the past 3 calendar years. The table shows how the Fund's average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results.

CLASS A ANNUAL TOTAL RETURNS/1

[Insert bar graph]

---------------------------
6.81%   4.35%   31.90%

98      99      00
---------------------------
       YEAR

[Begin callout]
BEST
QUARTER:
Q3 '00
22.09%

WORST
QUARTER:
Q3 '98
-17.80%
[End callout]

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2000
                                                                SINCE
                                                              INCEPTION
                                                    1 YEAR    (8/19/97)
-------------------------------------------------------------------------------
Mutual Financial Services - Class A/2               24.99      17.42%
S&P 500(R)Index/3                                   -9.11%     12.83%
KBW 50 Total Return Index/4                         20.06%     10.51%

                                                                 SINCE
                                                               INCEPTION
                                                    1 YEAR     (1/1/99)
-------------------------------------------------------------------------------
Mutual Financial Services Fund - Class B/2          27.00%     18.22%
S&P 500(R)Index/3                                   -9.11%     12.83%
KBW 50 Total Return Index/4                         20.06%     10.51%

                                                                SINCE
                                                              INCEPTION
                                                    1 YEAR    (8/19/97)
-------------------------------------------------------------------------------
Mutual Financial Services Fund - Class C/2          28.80%     18.40%
S&P 500(R)Index/3                                   -9.11%     12.83%
KBW 50 Total Return Index/4                         20.06%     10.51%

---------
1. Figures do not reflect sales charges. If they did, returns would be lower.
As of March 31, 2001, the Fund's year-to-date return was 2.14% for Class A.
2. Figures reflect sales charges.
All Fund performance assumes reinvestment of dividends and capital gains. Class B shares were first offered on January 1, 1999. Performance for that share class reflects a restatement of the original class to include the Rule 12b-1 fees as though in effect from the Fund's inception.
3. Source: Standard & Poor's Micropal. The S&P 500(R) Index is an unmanaged group of widely held common stocks covering a variety of industries. It includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.
4. Source:  Keefe, Bruyette & Woods, Inc. The unmanaged Keefe, Bruyette &
Woods Index (KBW 50) tracks the stocks of the 50 largest U.S. banks. The index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.
---------

[Insert graphic of percentage sign] FEES AND EXPENSES
                                    -----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                       CLASS A      CLASS B      CLASS C
--------------------------------------------------------------------------
Maximum sales charge (load) as a
percentage of offering price           5.75%        4.00%        1.99%
 Load imposed on purchases             5.75%        None         1.00%
 Maximum deferred sales charge         None/1       4.00%/2      0.99%/3
 (load)
Exchange fee                           None         None         None

Please see "Choosing a Share Class" on page 54 for an explanation of how and when these sales charges apply.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                       CLASS A      CLASS B      CLASS C
--------------------------------------------------------------------------
Management fees                        0.80%        0.80%        0.80%
Distribution and service
(12b-1) fees                           0.35%        1.00%        0.99%
Other expenses                         0.44%        0.44%        0.44%
                                     -------------------------------------
Total annual Fund operating expenses   1.59%        2.24%        2.23%
                                     =====================================
---------
1. Except for investments of $1 million or more (see page 54)and purchases by certain retirement plans without an initial sales charge.
2. Declines to zero after six years.
3. This is equivalent to a charge of 1% based on net asset value.
---------

EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

o You invest $10,000 for the periods shown;
o Your investment has a 5% return each year; and
o The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                   1 YEAR    3 YEARS   5 YEARS    10 YEARS
-------------------------------------------------------------------------------
If you sell your shares at the end of the period:
CLASS A                            $727/1    $1,048    $1,391     $2,356
CLASS B                            $627      $1,000    $1,400     $2,411/2
CLASS C                            $423      $790      $1,283     $2,639
If you do not sell your
shares:
CLASS B                            $227      $700      $1,200     $2,411/2
CLASS C                            $324      $790      $1,283     $2,639

1. Assumes a contingent deferred sales charge (CDSC) will not apply.
2. Assumes conversion of Class B shares to Class A shares after eight years, lowering your annual expenses from that time on.

MUTUAL EUROPEAN FUND

[Insert graphic of bullseye and arrows]  GOALS AND STRATEGIES
                                         --------------------

GOALS The Fund's principal investment goal is capital appreciation, which may occasionally be short-term. Its secondary goal is income.

MAIN INVESTMENT STRATEGIES Under normal market conditions, the Fund invests at least 65% of its total assets in securities of European companies that the manager believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value). Following this value-oriented strategy, the Fund primarily invests in:

o UNDERVALUED STOCKS Stocks trading at a discount to intrinsic value.

And, to a much smaller extent, the Fund also invests in:

o RESTRUCTURING COMPANIES Securities of companies that are involved in restructurings such as mergers, acquisitions, consolidations, liquidations, spinoffs, or tender or exchange offers.

o DISTRESSED COMPANIES Securities of companies that are, or are about to be, involved in reorganizations, financial restructurings, or bankruptcy.

[Begin callout]
The Fund invests primarily in equity securities of European companies that the manager believes are undervalued.
[End callout]

The Fund invests primarily in mid- and large-cap companies with market capitalization values (share price times the number of common stock shares outstanding) greater than $1.5 billion. The Fund also may invest a substantial portion of its assets in small-cap companies.

The Fund defines European companies as issuers (i) organized under the laws of, or (ii) whose principal business operations are located in, or (iii) who earn at least 50% of their revenue from European countries. For purposes of the Fund's investments, European countries means all of the countries that are members of the European Union, the United Kingdom, Scandinavia, Eastern and Western Europe, and those regions of Russia and the former Soviet Union that are considered part of Europe. The Fund currently intends to invest primarily in securities of issuers in Western Europe and Scandinavia.

The Fund will normally invest in securities from at least five different countries, although, from time to time, it may invest all of its assets in a single country. The Fund also may invest up to 35% of its total assets in securities of U.S. issuers, as well as in securities of issuers from the Levant, the Middle East and the remaining regions of the world. The Fund generally seeks to hedge (protect) against currency risks, largely using forward currency exchange contracts.

While the Fund generally purchases securities for investment purposes, the manager may seek to influence or control management, or invest in other companies that do so, when the manager believes the Fund may benefit.

The Fund may invest in debt securities to a lesser extent than its investments in equity securities. The Fund may invest in debt securities in any rating category established by an independent rating agency, including lower rated (or comparable unrated) or defaulted debt securities ("junk bonds"). The Fund's investments in Restructuring and Distressed Companies typically involve the purchase of junk bonds or other indebtedness of such companies. The Fund generally makes such investments to achieve capital appreciation, rather than to seek income.

PORTFOLIO SELECTION The manager employs a research driven, fundamental value strategy. In choosing equity investments, the manager focuses on the market price of a company's securities relative to the manager's own evaluation of the company's asset value, including an analysis of book value, cash flow potential, long-term earnings, and multiples of earnings of comparable securities of both public or private companies. Value stock prices are considered "cheap" relative to the company's perceived value and are often out of favor with other investors. The prices of debt obligations of Restructuring or Distressed Companies also may be "cheap" relative to the value of the company's assets. The Fund may invest in such securities if the manager believes the market may have overreacted to adverse developments or failed to appreciate positive changes. The manager examines each investment separately and there are no set criteria as to specific value parameters, asset size, earnings or industry type.


[Insert graphic of chart with line going up and down] MAIN RISKS
                                                      ----------

STOCKS While stocks, as a class, have historically outperformed other types of investments over the long term, individual stock prices tend to go up and down more dramatically over the short term. These price movements may result from factors affecting individual companies or industries, or the securities market as a whole.

VALUE INVESTING Value stock prices are considered "cheap" relative to the company's perceived value and are often out of favor among investors. The prices of debt obligations of Restructuring or Distressed Companies also may be "cheap" relative to the perceived value of the company's assets. The Fund may invest in such securities if the manager believes the market may have overreacted to adverse developments or failed to appreciate positive changes. Value investments may not, however, increase in price as anticipated by the manager, and may decline even further if other investors fail to recognize the company's value, or favor investing in faster-growing companies, or if the factors that the manager believes will increase the price do not occur.

The Fund's bargain-driven focus may result in the Fund choosing securities that are not widely followed by other investors. "Cheaply" priced securities also may include companies reporting poor earnings, companies whose share prices have declined sharply (sometimes growth companies that have recently stumbled) to levels considered "cheap" in the manager's opinion, turnarounds, cyclical companies, or companies emerging from bankruptcy, all of which may have a higher risk of continuing to be ignored or rejected, and therefore, remaining undervalued by the market or losing more value.

FOREIGN SECURITIES Investing in foreign securities, including securities of foreign governments, typically involves more risks than investing in U.S. securities. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations. These risks, which can increase the potential for losses in the Fund and affect its share price, are discussed in more detail on page 33.

REGION. Investment in a single region, even though representing a number of different countries within the region, may be affected by common economic forces and other factors. The Fund is subject to greater risks of adverse events which occur in the region and may experience greater volatility than a fund that is more broadly diversified geographically. Political or economic disruptions in European countries, even in countries in which the Fund is not invested, may adversely affect security values and thus the Fund's holdings.

EURO. On January 1, 1999, the European Economic and Monetary Union introduced a new single currency called the euro. By July 1, 2002, the euro will have replaced the national currencies of a number of European countries. The change to the euro as a single currency is new and untested. It is not possible to predict the impact of the euro on currency values or on the business or financial condition of European countries and issuers and issuers in other regions whose securities the Fund may hold, or the impact, if any, on Fund performance.

RESTRUCTURING AND DISTRESSED COMPANIES A merger or other restructuring or tender or exchange offer proposed at the time the Fund invests in a Restructuring Company may not be completed on the terms contemplated and, therefore, may not benefit the Fund as anticipated. Also, debt obligations of Distressed Companies typically are unrated, lower rated, in default or close to default and may become worthless.

[Begin callout]
Because the securities the Fund holds fluctuate in price, the value of your investment in the Fund will go up and down. This means you could lose money over short or even extended periods.
[End callout]

SMALLER COMPANIES While smaller companies may offer substantial opportunities for capital growth, they also involve substantial risks and should be considered speculative. Historically, smaller company securities have been more volatile in price than larger company securities, especially over the short term. Among the reasons for the greater price volatility are the less certain growth prospects of smaller companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller companies to changing economic conditions.

In addition, small companies may lack depth of management, be unable to generate funds necessary for growth or development, or be developing or marketing new products or services for which markets are not yet established and may never become established.

CREDIT An issuer may be unable to make interest payments and repay principal. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value and, thus, impact Fund performance.

LOWER-RATED AND UNRATED DEBT SECURITIES. Securities rated below investment grade, sometimes called "junk bonds," and the type of unrated debt securities purchased by the Fund, generally have more risk than higher-rated securities.

They also may fluctuate more in price, and are less liquid than higher-rated securities. Their prices are especially sensitive to developments affecting the company's business and to ratings changes, and typically rise and fall in response to factors that affect the company's stock prices. Companies issuing such lower-rated debt securities are not as strong financially, and are more likely to encounter financial difficulties and be more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates.

[Begin callout]
Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. Mutual fund shares involve investment risks, including the possible loss of principal. [End callout]


[Insert graphic of a bull and a bear] PERFORMANCE
                                      -----------

This bar chart and table show the volatility of the Fund's returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund's returns from year to year over the past 4 calendar years. The table shows how the Fund's average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results.

CLASS A ANNUAL TOTAL RETURNS/1

[Insert bar graph]

-------------------------------------------
22.72%      4.07%     46.06%    14.07%
97          98        99        00
-------------------------------------------
                YEAR

[Begin callout]
BEST
QUARTER:
Q4 '99
27.28%

WORST
QUARTER:
Q3 '98
-20.38%
[End callout]

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2000
                                                         SINCE
                                                       INCEPTION
                                            1 YEAR     (7/3/96)
--------------------------------------------------------------------------
Mutual European Fund - Class A/2              7.52%      20.27%
MSCI All Country Europe                      -8.87%      15.80%
Index3

                                                         SINCE
                                                       INCEPTION
                                            1 YEAR     (7/3/96)
--------------------------------------------------------------------------
Mutual European Fund - Class B/2             9.67%      20.98%
MSCI All Country Europe Index/3             -8.87%      15.80%

                                                        SINCE
                                                       INCEPTION
                                            1 YEAR     (7/3/96)
--------------------------------------------------------------------------
Mutual European Fund - Class C/2            11.38%      20.96%
MSCI All Country Europe Index/3             -8.87%      15.80%

---------
1. Figures do not reflect sales charges. If they did, returns would be lower.
As of March 31, 2001, the Fund's year-to-date return was -1.89% for Class A.
2. Figures reflect sales charges.
All Fund performance assumes reinvestment of dividends and capital gains.
Before November 1, 1996, only a single class of Fund shares was offered without a sales charge and Rule 12b-1 fees. All Fund returns shown reflect a restatement of the original class to include the Rule 12b-1 fees as though in effect from the Fund's inception.
3. Source: Standard & Poor's Micropal. The unmanaged Morgan Stanley Capital International (MSCI) All Country Europe Index measures the weighted average performance, in U.S. dollars, of about 60% of the market capitalization listed on 21 European stock exchanges (approximately 700 securities). It includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.


[Insert graphic of percentage sign] FEES AND EXPENSES
                                    -----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                        CLASS A    CLASS B/1   CLASS C
--------------------------------------------------------------------------
Maximum sales charge (load) as a
percentage of offering price            5.75%      4.00%       1.99%
 Load imposed on purchases              5.75%      None        1.00%
 Maximum deferred sales charge          None/2     4.00%       0.99%/3
 (load)
Redemption Fee/4                        2.00%      2.00%       2.00%

Please see "Choosing a Share Class" on page 54 for an explanation of how and when these sales charges apply.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                        CLASS A    CLASS B/1   CLASS C
--------------------------------------------------------------------------
Management fees/5                       0.80%      0.80%       0.80%
Distribution and service
(12b-1) fees                            0.35%      1.00%       0.99%
Other expenses                          0.24%      0.24%       0.24%
                                        ----------------------------------
Total annual Fund operating Expenses/5  1.39%      2.04%       2.03%
                                        ==================================

---------
1. Declines to zero after six years.
2. Except for investments of $1 million or more (see page 54) and purchases by certain retirement plans without an initial sales charge.
3. This is equivalent to a charge of 1% based on net asset value.
4. This fee is only for Market Timers (see page 69). 5. For the fiscal year ended December 31, 2000, the manager had agreed in advance to limit its management fees. With this reduction, management fees were 0.79% and total annual Fund operating expenses were 1.38%, 2.03% and 2.02% for Class A, Class B, and Class C respectively. The manager ended this arrangement on June 30, 2000.

---------

EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

o You invest $10,000 for the periods shown;
o Your investment has a 5% return each year; and
o The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                   1 YEAR     3 YEARS    5 YEARS    10 YEARS
-------------------------------------------------------------------------------
If you sell your shares at the end of the period:
CLASS A                            $708/1    $990        $1,292     $2,148
CLASS B                            $607      $940        $1,298     $2,202/2
CLASS C                            $403      $730        $1,182     $2,435
If you do not sell your shares:
CLASS B                            $207      $640        $1,098     $2,202/2
CLASS C                            $304      $730        $1,182     $2,435

---------
1. Assumes a contingent deferred sales charge (CDSC) will not apply.
2. Assumes conversion of Class B shares to Class A shares after eight years, lowering your annual expenses from that time on.
---------

[Insert graphic of stocks and bonds]
MORE INFORMATION ON INVESTMENT POLICIES, PRACTICES AND RISKS
------------------------------------------------------------

EQUITY SECURITIES Each Fund mainly invests in equity securities. An equity security, or stock, represents a proportionate share of the ownership of a company; its value is based on the success of the company's business, any income paid to stockholders, the value of its assets, and general market conditions. Common stocks and preferred stocks, and securities convertible into common stock, are examples of equity securities.

DEBT SECURITIES Each Fund also may invest in debt securities. Debt securities represent the obligation of the issuer to repay a loan of money to it, and generally pay interest to the holder. Bonds, notes and debentures are examples of debt securities.

INDEBTEDNESS, PARTICIPATIONS AND TRADE CLAIMS The Funds' investments in Restructuring and Distressed Companies typically involve the purchase of junk bonds, or comparable unrated debt securities, or the purchase of direct indebtedness (or participations in the indebtedness) of such companies. Indebtedness generally represents a specific commercial loan or portion of a loan made to a company by a financial institution such as a bank or insurance company. Loan participations represent fractional interests in a company's indebtedness and are generally made available by banks or insurance companies. By purchasing all or a part of a company's direct indebtedness, a Fund, in effect, steps into the shoes of the lender. If the loan is secured, the Fund will have a priority claim to the assets of the company ahead of unsecured creditors and stockholders. The Funds generally make such investments to achieve capital appreciation, rather than to seek income.

The Funds also may purchase trade claims and other similar direct obligations or claims against companies in bankruptcy. Trade claims are generally purchased from creditors of the bankrupt company and typically represent money due to a supplier of goods or services to the company.

The purchase of indebtedness or loan participations of a troubled company always involves a risk as to the creditworthiness of the issuer and the possibility that principal invested may be lost. Purchasers of participations, such as the Funds, must rely on the financial institution issuing the participation to assert any rights against the borrower with respect to the underlying indebtedness. In addition, the Funds take on the risk as to the creditworthiness of the bank or other financial intermediary issuing the participation, as well as that of the company issuing the underlying indebtedness. When a Fund purchases a trade claim, there is no guarantee that the debtor will ever be able to satisfy the obligation on the trade claim.

FOREIGN SECURITIES Securities of companies located outside the U.S. involve additional risks that can increase the potential for losses in the Funds to the extent that they invest in these securities. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations. These include country risks (due to general securities market movements in any country where a Fund has investments), company risks (due to less stringent disclosure, accounting, auditing and financial reporting standards and practices; less liquid securities; and less government supervision and regulation of foreign markets and their participants), and currency risks (due to fluctuations in currency exchange rates and the introduction of the euro).

CURRENCY EXCHANGE RATES. Foreign securities may be issued and traded in foreign currencies. As a result, their values may be affected by changes in exchange rates between foreign currencies and the U.S. dollar, as well as between currencies of countries other than the U.S. For example, if the value of the U.S. dollar goes up compared to a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth less U.S. dollars. The impact of the euro, a relatively new currency adopted by certain European countries to replace their national currencies, is unclear at this time.

POLITICAL AND ECONOMIC DEVELOPMENTS. The political, economic and social structures of some foreign countries may be less stable and more volatile than those in the U.S. Investments in these countries may be subject to the risks of internal and external conflicts, currency devaluations, foreign ownership limitations and tax increases. It is possible that a government may take over the assets or operations of a company or impose restrictions on the exchange or export of currency or other assets. Some countries also may have different legal systems that may make it difficult for the Funds to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to their foreign investments.

TRADING PRACTICES. Brokerage commissions and other fees generally are higher for foreign securities. Government supervision and regulation of foreign stock exchanges, currency markets, trading systems and brokers may be less than in the U.S. The procedures and rules governing foreign transactions and custody (holding of the Funds' assets) also may involve delays in payment, delivery or recovery of money or investments.

AVAILABILITY OF INFORMATION. Foreign companies may not be subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies. Thus, there may be less information publicly available about foreign companies than about most U.S. companies.

LIMITED MARKETS. Certain foreign securities may be less liquid (harder to sell) and more volatile than many U.S. securities. This means the Funds may at times be unable to sell foreign securities at favorable prices.

DERIVATIVE SECURITIES The Funds generally seek to hedge (protect) against currency risks, largely using forward foreign currency exchange contracts, where available and when, in the manager's opinion, it would be advantageous to the Funds. A forward foreign currency exchange contract is an agreement to buy or sell a specific currency at a future date and at a price set at the time of the contract. Forward foreign currency exchange contracts may reduce the risk of loss from a change in value of a currency, but they also limit any potential gains and do not protect against fluctuations in the value of the underlying position.

Forward foreign currency exchange contracts are considered derivative investments, because their value depends on the value of an underlying asset to be purchased or sold. The Funds' investments in derivatives may involve a small investment relative to the amount of risk assumed. To the extent the Funds enter into these transactions, their success will depend on the manager's ability to predict market movements, and their use may have the opposite effect of that intended. Risks include potential loss due to the imposition of controls by a government on the exchange of foreign currencies, delivery failure, default by the other party, or inability to close out a position because the trading market became illiquid.

LIQUIDITY Each Fund may invest up to 15% of its net assets in securities with a limited trading market. Reduced liquidity may have an adverse impact on market price and a Fund's ability to sell particular securities when necessary to meet the Fund's liquidity needs or in response to a specific economic event, such as the deterioration in the creditworthiness of an issuer. Reduced liquidity in the secondary market for certain securities also may make it more difficult for a Fund to obtain market quotations based on actual trades for the purpose of valuing the Fund's portfolio.

TEMPORARY INVESTMENTS The manager may keep a portion of each Fund's assets in cash or invested in short-term, highly liquid money market instruments, when it believes that insufficient investment opportunities meeting the Fund's investment criteria exist. For example, when prevailing market valuations for securities are high, there may be fewer securities available at prices below their intrinsic value. In addition, when the manager believes market or economic conditions are unfavorable for investors, the manager may invest up to 100% of each Fund's assets in a temporary defensive manner or hold a substantial portion of the Fund's portfolio in cash. In these circumstances, a Fund may be unable to achieve its investment goals.

More detailed information about the Funds, their policies and risks can be found in the Funds' Statement of Additional Information (SAI).

[Insert graphic of briefcase] MANAGEMENT
                              ----------

Franklin Mutual Advisers, LLC (Franklin Mutual), 51 John F. Kennedy Parkway, Short Hills, NJ 07078, is the Funds' investment manager. Together, Franklin Mutual and its affiliates manage over $246 billion in assets.

The following persons are responsible for the Funds' portfolio management:

JEFF DIAMOND, SENIOR VICE PRESIDENT OF FRANKLIN MUTUAL
Mr. Diamond has been a member of the management team of the Funds since 1998, when he joined Franklin Templeton Investments. Previously, he was vice president and co-manager of Prudential Conservative Stock Fund. Mr. Diamond shares primary responsibility for the investments of Mutual Qualified Fund and Mutual Financial Services Fund.

MATTHEW HAYNES, PORTFOLIO MANAGER OF FRANKLIN MUTUAL
Mr. Haynes has been a portfolio manager for Mutual Beacon Fund and Mutual European Fund since July 2001. He joined Franklin Templeton Investments as a research analyst in July 2001. Prior to joining the Mutual Series in 2001, Mr. Haynes was a vice president and portfolio manager of international equities at Morgan Stanley Dean Witter Advisors in New York. He also co-manager of two global equity mutual funds.

PETER A. LANGERMAN, CHIEF EXECUTIVE OFFICER OF FRANKLIN MUTUAL
Mr. Langerman has been a member of the management team of the Funds since 1986. He joined Franklin Templeton Investments in 1996. Before November 1996, Mr. Langerman was employed as a research analyst for Heine Securities Corporation, the Funds' former manager.

SUSAN POTTO, SENIOR VICE PRESIDENT of FRANKLIN MUTUAL
Ms. Potto has been a member of the management team of the Funds since January 2000, and shares primary responsibility for the investments of Mutual Qualified Fund. She joined Franklin Templeton Investments in 1996. Before November 1996, Ms. Potto was employed as an equity analyst for Heine Securities Corporation, the Funds' former manager.

TIMOTHY RANKIN, ASSISTANT PORTFOLIO MANAGER OF FRANKLIN MUTUAL Mr. Rankin has been an assistant portfolio manager for Mutual Discovery Fund since May 2001 and Mutual Shares Fund since July 2001. He joined Franklin Templeton Investments as a research analyst in August 1997. From June 1992 until July 1997, Mr. Rankin was an analyst for Glickenhaus & Co.

JOSHUA ROSS, PORTFOLIO MANAGER OF FRANKLIN MUTUAL
Mr. Ross has been a member of the management team of the Funds since May 2001. He shares primary responsibility for the investments of Mutual Financial Services Fund. Mr. Ross joined Franklin Templeton Investments as a research analyst in June 1998. Prior to joining Franklin Mutual Advisers in 1998, Mr. Ross was a research analyst at Fidelity Investments, specializing in domestic property/casualty insurance.

DEBORAH TURNER CFA, ASSISTANT PORTFOLIO MANAGER OF FRANKLIN MUTUAL Ms. Turner has been an assistant portfolio manager for Mutual Shares Fund since July 2001. She joined Franklin Templeton Investments in 1996. Prior to November 1996, Ms. Turner was employed as a research analyst for Heine Securities corporation, the Funds' former manager.

DAVID J. WINTERS CFA, PRESIDENT AND CHIEF INVESTMENT OFFICER OF FRANKLIN MUTUAL Mr. Winters has been a member of the management team of the Funds since 1987, and is the portfolio manager with primary responsibility for the investments of Mutual Shares Fund and Mutual Discovery Fund. Mr. Winters also shares primary responsibility for the investments of Mutual Beacon Fund and Mutual European Fund. He joined Franklin Templeton Investments in 1996. Before November 1996, Mr. Winters was employed as a research analyst for Heine Securities Corporation, the Funds' former manager.

Each Fund pays Franklin Mutual a fee for managing the Fund's assets. For the first half of the fiscal year ended December 31, 2000, Franklin Mutual had agreed in advance to limit its fees. The table below shows the management fees paid by each Fund to the manager for its services, as a percentage of average daily net assets, for the fiscal year ended December 31, 2000.

                             MANAGEMENT
                            FEES BEFORE               MANAGEMENT
                           ADVANCE WAIVER(%)          FEES PAID (%)
----------------------------------------------------------------------
Mutual Beacon                 0.60                       0.58
Mutual Discovery              0.80                       0.78
Mutual European               0.80                       0.79
Mutual Financial Services     0.80                       0.80
Mutual Qualified              0.60                       0.57
Mutual Shares                 0.60                       0.58

[Insert graphic of dollar signs and stacks of coins] DISTRIBUTIONS AND TAXES
                                                     -----------------------

INCOME AND CAPITAL GAIN DISTRIBUTIONS

Each Fund intends to pay an income dividend from its net investment income twice each calendar year. Capital gains, if any, may be distributed at least annually. The amount of any distributions will vary, and there is no guarantee a Fund will pay either income dividends or capital gain distributions.

AVOID "BUYING A DIVIDEND" If you invest in a Fund shortly before it makes a distribution, you may receive some of your investment back in the form of a taxable distribution.

TAX CONSIDERATIONS In general, if you are a taxable investor, Fund distributions are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash. Any capital gains a Fund distributes are taxable as long-term capital gains no matter how long you have owned your shares. Every January, you will receive a statement that shows the tax status of distributions you received for the previous year.
When you redeem your shares in a Fund, you may realize a capital gain or loss. For tax purposes, an exchange of your Fund shares for shares of a different Franklin Templeton fund is the same as a redemption.

Fund distributions and gains from the redemption of your shares generally are subject to state and local taxes. Non-U.S. investors may be subject to U.S. withholding or estate tax, and are subject to special U.S. tax certification requirements. You should consult your tax advisor about the federal, state, local or foreign tax consequences of your investment in a Fund.

As global value funds and subject to certain limitations, any foreign taxes that the Mutual Discovery or the Mutual European Funds pay on their investments may be passed through to you as a foreign tax credit.

BACKUP WITHHOLDING. By law, a Fund must withhold 31% of your taxable distributions and redemption proceeds unless you:
o   provide your correct social security or taxpayer identification number,
o   certify that this number is correct,
o   certify that you are not subject to backup withholding, and
o   certify that you are a U.S. person (including a U.S. resident alien).
A Fund must also withhold if the IRS instructs it to do so.


[Insert graphic of a dollar bill] FINANCIAL HIGHLIGHTS
                                  --------------------

These tables present the Funds' financial performance since their inception. This information has been audited by Ernst & Young LLP.

MUTUAL BEACON FUND
CLASS A                                   YEAR ENDED DECEMBER 31,
-------------------------------------------------------------------------------
                                  2000      1999      1998      1997     1996/1
-------------------------------------------------------------------------------
PER SHARE DATA/2 ($)
Net asset value,
beginning of year                 13.81     13.09     14.09     12.98    13.21
                               ------------------------------------------------
 Net investment income              .17       .17       .27       .23      .16
 Net realized and unrealized       1.61      1.95       --       2.65      .69
 gains                         ------------------------------------------------
Total from investment              1.78      2.12       .27      2.88      .85
operations                     ================================================
 Dividends from net
  investment income                (.39)     (.21)     (.40)     (.51)    (.33)
 Distributions from net
  realized gains                  (1.86)    (1.19)     (.87)    (1.26)    (.75)
                               ------------------------------------------------
Total distributions               (2.25)    (1.40)    (1.27)    (1.77)   (1.08)
                               ------------------------------------------------
Net asset value, end of year      13.34     13.81     13.09     14.09    12.98
                               ------------------------------------------------
Total return (%)/3                13.89     16.40      2.02     22.52     6.51

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year
($ x 1,000)                       757,323   760,769   947,444   753,519  52,070
Ratios to average net assets:(%)
  Expenses(a)                      1.16      1.14      1.13      1.14     1.03/4
  Expenses excluding waiver
   and payments by affiliate       1.18      1.18      1.16      1.17     1.13/4
  Net investment income            1.20      1.18      1.89      1.58     1.33/4
Portfolio turnover rate (%)       62.11     67.61     65.27     54.72    66.87

(a)Excluding dividend expense on securities sold short, ratios to average net assets: (%)
  Expenses                         1.13      1.13      1.11      1.09     1.03/4
  Expenses excluding waiver
   and payments by affiliate       1.15      1.17      1.14      1.12     1.13/4

CLASS B/6
-------------------------------------------------------------------------------

PER SHARE DATA/5 ($)
Net asset value,
 beginning of year                13.69     13.09
                               ------------------------------------------------
 Net investment income             -          .05
 Net realized and unrealized
  gains                            1.67      1.93
                               ------------------------------------------------
Total from investment              1.67      1.98
 operations                    ------------------------------------------------
 Dividends from net
  investment income                (.32)     (.19)
 Distributions from net
  realized gains                  (1.86)    (1.19)
                               ------------------------------------------------
Total distributions               (2.18)    (1.38)
                               ------------------------------------------------
Net asset value, end of year      13.18     13.69
                               ================================================
Total return (%)/3                13.19     15.33

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year
($ x 1,000)                       18,376    8,956
Ratios to average net assets: (%)
  Expenses(a)                      1.81      1.79
  Expenses excluding waiver
   and payments by affiliate       1.83      1.84
  Net investment income             .58       .37
Portfolio turnover rate (%)       62.11     67.61

(a)Excluding dividend expense on securities sold short, ratios to average net assets:(%)
  Expenses                         1.78      1.78
  Expenses excluding waiver
   and payments by affiliate       1.80      1.83

CLASS C
-------------------------------------------------------------------------------

PER SHARE DATA/2 ($)
Net asset value,
 beginning of year                13.75     13.04     14.04     12.98    13.21
                               -----------------------------------------------
 Net investment income              .08       .07       .18       .14      .13
 Net realized and unrealized
  gains                            1.61      1.94       .01      2.63      .71
                               -----------------------------------------------
Total from investment              1.69      2.01       .19      2.77      .84
 operations                    -----------------------------------------------
 Dividends from net
  investment income                (.30)     (.12)     (.32)     (.45)    (.32)
 Distributions from net
  realized gains                  (1.86)    (1.18)     (.87)    (1.26)    (.75)
                               -----------------------------------------------
Total distributions               (2.16)    (1.30)    (1.19)    (1.71)   (1.07)
                               -----------------------------------------------
Net asset value, end of year      13.28     13.75     13.04     14.04    12.98
                               ===============================================
Total return (%)/3                13.21     15.65      1.40     21.65     6.45

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year
($ x 1,000)                      419,481   459,807   500,404   362,425   16,263
Ratios to average net
assets: (%)
  Expenses(a)                      1.80      1.78      1.78      1.79     1.75/4
  Expenses excluding waiver and
   payments by affiliate           1.82      1.83      1.81      1.82     1.85/4
  Net investment income             .56       .52      1.24       .92      .84/4
Portfolio turnover rate (%)       62.11     67.61     65.27     54.72    66.87

(a)Excluding dividend expense on securities sold short, ratios to average net assets: (%)
  Expenses                         1.77      1.77      1.76      1.74     1.75/4
  Expenses excluding waiver and
   payments by affiliate           1.79      1.82      1.79      1.77     1.85/4

---------
1. For the period November 1, 1996 (effective date) to December 31, 1996. Per share amounts for the period ended December 31, 1996, have been restated to reflect a 3-for-1 stock split effective February 3, 1997.
2. Based on average weighted shares outstanding effective year ended
December 31, 1997.
3.  Total return does not include sales charges, and is not annualized.
4.  Annualized.
5.  Based on average weighted shares outstanding.
6.  Effective date of Class B shares was January 1, 1999.
---------

MUTUAL QUALIFIED FUND

CLASS A                                YEAR ENDED DECEMBER 31,
------------------------------------------------------------------------------
                                  2000/2    1999/2    1998    1997/2    1996/1
------------------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value,
 beginning of year                16.87     16.42     18.14   16.23     16.40
                               -----------------------------------------------
 Net investment income              .18       .17       .35     .28       .16
 Net realized and unrealized
  gains                            1.98      1.99      (.35)   3.63       .89
                               -----------------------------------------------
Total from investment
operations                        2.16       2.16       .00    3.91      1.05
                               -----------------------------------------------
 Dividends from net
  investment income               (.49)      (.23)     (.39)   (.60)     (.41)
 Distributions from net
  realized gains                 (1.98)     (1.48)    (1.33)  (1.40)     (.81)
                               -----------------------------------------------
Total distributions              (2.47)     (1.71)    (1.72)  (2.00)    (1.22)
                               ===============================================
Net asset value, end of year     16.56      16.87     16.42   18.14     16.23
                               -----------------------------------------------
Total return (%)/3               13.81      13.27       .15   24.44      6.47

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year
($ x 1,000)                     443,655   471,313    570,143   452,590   20,381
Ratios to average net
assets: (%)
  Expenses(a)                     1.15       1.14      1.12    1.14      1.13/4
  Expenses excluding waiver and
   payments by affiliate          1.18       1.19      1.15    1.17      1.28/4
  Net investment income           1.08        .97      1.66    1.48      3.19/4
Portfolio turnover rate (%)      54.73      59.84     66.84   52.76     65.03

(a)Excluding dividend expense on securities sold short, ratios to average net assets: (%)
  Expenses                        1.13       1.11      1.11    1.10      1.13/4
  Expenses excluding waiver and
   payments by affiliate          1.16       1.16      1.14    1.133     1.28/4


CLASS B/5
------------------------------------------------------------------------------

PER SHARE DATA ($)
Net asset value,
 beginning of year                16.78     16.42
                               -----------------------------------------------
  Net investment income             .08       .03
  Net realized and unrealized
  gains                            1.96      2.01
                               -----------------------------------------------
Total from investment              2.04      2.04
 operations                     ----------------------------------------------
 Dividends from net
  investment income                (.40)     (.20)
 Distributions from net
  realized gains                  (1.98)    (1.48)
                               -----------------------------------------------
Total distributions               (2.38)    (1.68)
                               -----------------------------------------------
Net asset value, end of year      16.44     16.78
                               -----------------------------------------------

Total return (%)/3                13.12     12.55

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year
($ x 1,000)                        6,278     4,168
Ratios to average net
assets: (%)
  Expenses(a)                      1.80      1.81
  Expenses excluding waiver
  and payments by affiliate        1.82      1.86
  Net investment income             .45       .20
Portfolio turnover rate (%)       54.73     59.84

(a)Excluding dividend expense on securities sold short, ratios to average net assets: (%)
  Expenses                         1.78      1.78
  Expenses excluding waiver and
   payments by affiliate           1.80      1.83


CLASS C
------------------------------------------------------------------------------

PER SHARE DATA ($)
Net asset value,
beginning of year                 16.80     16.35     18.09     16.23    16.40
                               -----------------------------------------------
 Net investment income              .07       .05       .24       .16      .13
 Net realized and unrealized
  gains                            1.97      1.98      (.37)     3.63      .91
                               -----------------------------------------------
Total from investment              2.04      2.03      (.13)     3.79     1.04
operations                     -----------------------------------------------
 Dividends from net
  investment income                (.37)     (.10)     (.28)     (.53)    (.39)
 Distributions from net
  realized gains                  (1.98)    (1.48)    (1.33)    (1.40)    (.82)
                               -----------------------------------------------
Total distributions               (2.35)    (1.58)    (1.61)    (1.93)   (1.21)
                               -----------------------------------------------
Net asset value, end of year      16.49     16.80     16.35     18.09    16.23
                               ================================================
Total return (%)/3                13.11     12.54      (.58)    23.66     6.37

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year
($ x 1,000)                      220,838   264,902   322,609   231,721   9,963
Ratios to average net
assets: (%)
 Expenses(a)                       1.79      1.80      1.77      1.79     1.78/4
 Expenses excluding waiver and
  payments by affiliate            1.82      1.84      1.80      1.82     1.93/4
 Net investment income              .44       .32      1.01       .84     2.59/4
Portfolio turnover rate (%)       54.73     59.84     66.84     52.76    65.03

(a)Excluding dividend expense on securities sold short, ratios to average net assets: (%)
  Expenses                         1.77      1.77      1.76      1.75     1.78/4
  Expenses excluding waiver and
   payments by affiliate           1.80      1.81      1.79      1.78     1.93/4


---------
1. For the period November 1, 1996 (effective date) to December 31, 1996. Per share amounts for the period ended December 31, 1996, have been restated to reflect a 2-for-1 stock split effective February 3, 1997.
2. Based on average weighted shares outstanding.
3.  Total return does not include sales charges, and is not annualized.
4.  Annualized.
5.  Effective date of Class B shares was January 1, 1999.
---------

MUTUAL SHARES FUND

CLASS A                          YEAR ENDED DECEMBER 31,
------------------------------------------------------------------------------
                                2000/2     1999/2     1998    1997/2    1996/1
------------------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value,
beginning of year               20.38      19.50     21.26    18.56    18.90
                           ---------------------------------------------------
 Net investment income            .27        .26       .40      .34      .21
 Net realized and
  unrealized gains               2.22       2.54      (.41)    4.43     1.08
                           ---------------------------------------------------
Total from investment
 operations                      2.49       2.80      (.01)    4.77      1.29
                           ---------------------------------------------------
 Dividends from net
  investment income              (.63)      (.34)     (.46)    (.49)     (.47)
 Distributions from net
  realized gains                (2.51)     (1.58)    (1.29)   (1.58)    (1.16)
                           ---------------------------------------------------
Total distributions             (3.14)     (1.92)    (1.75)   (2.07)    (1.63)
                           ---------------------------------------------------
Net asset value, end of         19.73      20.38     19.50    21.26     18.56
 year                      ---------------------------------------------------
Total return (%)/3              13.42      14.57       .06    26.03      6.91

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year
($ x 1,000)                 1,283,230  1,365,694  1,509,647  1,043,262   35,634
Ratios to average net
assets: (%)
 Expenses(a)                     1.14       1.12      1.11     1.11      1.09/4
 Expenses excluding
  waiver and payments by         1.17       1.16      1.15     1.14      1.18/4
  affiliate
 Net investment income           1.34       1.23      1.78     1.58      2.44/4
Portfolio turnover rate (%)     63.22      66.24     69.46    49.61     58.35

(a)Excluding dividend expense on securities sold short, ratios to average net assets: (%)
 Expenses                        1.11       1.10      1.08     1.07      1.09/4
 Expenses excluding waiver
  and payments by affiliate      1.14       1.14      1.12     1.10      1.18/4


CLASS B/5
------------------------------------------------------------------------------

PER SHARE DATA ($)
Net asset value,
beginning of year               20.26      19.50
                               -----------------------------------------------
 Net investment income            .14        .09
 Net realized and unrealized
  gains                          2.20       2.55
                               -----------------------------------------------
Total from investment            2.34       2.64
 operations                    -----------------------------------------------
 Dividends from net
  investment income              (.53)      (.30)
 Distributions from net
  realized gains                 (2.51)    (1.58)
                               -----------------------------------------------
Total distributions              (3.04)    (1.88)
                               -----------------------------------------------
Net asset value, end of year      19.56    20.26
                               ===============================================
Total return (%)3                 12.69    13.76

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year
($ x 1,000)                     34,778    21,634
Ratios to average net
assets: (%)
 Expenses(a)                       1.79     1.77
 Expenses excluding waiver
  and payments by affiliate        1.82     1.81
 Net investment income              .70      .46
Portfolio turnover rate (%)       63.22    66.24

(a)Excluding dividend expense on securities sold short, ratios to average net assets: (%)
  Expenses                         1.76     1.75
  Expenses excluding waiver and
   payments by affiliate           1.79     1.79


CLASS C
------------------------------------------------------------------------------

PER SHARE DATA ($)
Net asset value,
beginning of year                 20.29     19.41     21.18     18.56    18.90
                               -----------------------------------------------
 Net investment income              .14       .12       .28       .20      .20
 Net realized and unrealized
  gains                            2.20      2.53      (.43)     4.42     1.08
                               -----------------------------------------------
Total from investment              2.34      2.65      (.15)     4.62     1.28
 operations                     -----------------------------------------------
 Dividends from net
  investment income                (.49)     (.20)     (.33)     (.42)    (.46)
 Distributions from net
  realized gains                  (2.51)    (1.57)    (1.29)    (1.58)   (1.16)
                               -----------------------------------------------
Total distributions               (3.00)    (1.77)    (1.62)    (2.00)   (1.62)
                               -----------------------------------------------
Net asset value, end of year      19.63     20.29     19.41     21.18    18.56
                               ===============================================
Total return (%)/3                12.68     13.87      (.59)    25.17     6.82

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year
($ x 1,000)                       759,477   890,712   993,931   636,838  16,873
Ratios to average net
assets: (%)
 Expenses(a)                       1.78      1.76      1.76      1.76     1.71/4
 Expenses excluding waiver
  and payments by affiliate        1.81      1.80      1.80      1.79     1.80/4
 Net investment income              .70       .59      1.12       .92     1.69/4
Portfolio turnover rate (%)       63.22     66.24     69.46     49.61    58.35

(a)Excluding dividend expense on securities sold short, ratios to average net assets: (%)
 Expenses                          1.75      1.74      1.73      1.72     1.71/4
 Expenses excluding waiver and
  payments by affiliate            1.78      1.78      1.77      1.75     1.80/4

---------
1. For the period November 1, 1996 (effective date) to December 31, 1996. Per share amounts for the period ended December 31, 1996, have been restated to reflect a 5-for-1 stock split effective February 3, 1997.
2. Based on average weighted shares outstanding.
3. Total return does not include sales charges, and is not annualized.
4. Annualized.
5. Effective date of Class B shares was January 1, 1999.
---------

MUTUAL DISCOVERY FUND
CLASS A                            YEAR ENDED DECEMBER 31,
------------------------------------------------------------------------------
                                  2000      1999/2    1998      1997/2   1996/1
------------------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value,
beginning of year                 21.00     17.19     18.83     17.15    17.66
                               -----------------------------------------------
  Net investment income             .28       .18       .32       .27      .11
  Net realized and unrealized
  gains                            2.14      4.30      (.74)     3.54      .74
                               -----------------------------------------------
Total from investment              2.42      4.48      (.42)     3.81      .85
operations                     -----------------------------------------------
 Dividends from net
  investment income                (.55)     (.35)     (.41)     (.77)    (.29)
 Distributions from net
  realized gains                  (4.04)     (.32)     (.81)    (1.36)   (1.07)
                               -----------------------------------------------
Total distributions               (4.59)     (.67)    (1.22)    (2.13)   (1.36)
                               -----------------------------------------------
Net asset value, end of year      18.83     21.00     17.19     18.83    17.15
                               ===============================================
Total return (%)/3                12.27     26.38     (2.37)    22.54     4.85

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year
($ x 1,000)                     877,528   844,462   859,848   693,952    29,903
Ratios to average net
assets: (%)
 Expenses(a)                       1.40      1.40      1.36      1.33     1.38/4
 Expenses excluding waiver
  and payments by affiliate        1.42      1.46      1.39      1.35     1.51/4
 Net investment income             1.30       .98      1.46      1.39      .74/4
Portfolio turnover rate (%)       75.34   87.67   83.57   58.15   80.18

(a)Excluding dividend expense on securities sold short, ratios to average net assets: (%)
  Expenses                         1.37      1.38      1.35      1.33     1.38/4
  Expenses excluding waiver and
   payments by affiliate           1.39      1.44      1.38      1.35     1.51/4


CLASS B/5
------------------------------------------------------------------------------

PER SHARE DATA ($)
Net asset value,
beginning of year                 20.90     17.19
                               -----------------------------------------------
  Net investment income             .15       .01
  Net realized and unrealized
  gains                            2.11      4.33
                               -----------------------------------------------
Total from investment              2.26      4.34
 operations                    -----------------------------------------------
 Dividends from net
  investment income                (.46)     (.31)
 Distributions from net
  realized gains                  (4.04)     (.32)
                               -----------------------------------------------
Total distributions               (4.50)     (.63)
                               ===============================================
Net asset value, end of year      18.66     20.90
                               -----------------------------------------------
Total return (%)/3                11.50     25.55

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year
($ x 1,000)                       19,949    8,090
Ratios to average net
assets: (%)
 Expenses(a)                       2.05      2.05
 Expenses excluding waiver
  and payments by affiliate        2.07      2.11
 Net investment income              .70       .08
Portfolio turnover rate (%)       75.34     87.67

(a)Excluding dividend expense on securities sold short, ratios to average net assets: (%)
 Expenses                          2.02      2.03
 Expenses excluding waiver and
  payments by affiliate            2.04      2.09


CLASS C
------------------------------------------------------------------------------

PER SHARE DATA ($)
Net asset value,
beginning of year                 20.95     17.15     18.79     17.17    17.66
                               -----------------------------------------------
  Net investment income             .14       .06       .23       .15      .09
  Net realized and unrealized
  gains                            2.13      4.28      (.75)     3.52      .76
                               -----------------------------------------------
Total from investment              2.27      4.34      (.52)     3.67      .85
operations                     -----------------------------------------------
 Dividends from net
  investment income                (.41)     (.22)     (.31)     (.69)    (.27)
 Distributions from net
  realized gains                  (4.04)     (.32)     (.81)    (1.36)   (1.07)
                               -----------------------------------------------
Total distributions               (4.45)     (.54)    (1.12)    (2.05)   (1.34)
                               ===============================================
Net asset value, end of year      18.77     20.95     17.15     18.79    17.17
                               -----------------------------------------------
Total return (%)/3                11.53     25.57     (2.97)    21.70     4.90

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year
($ x 1,000)                     554,968   541,919   563,761   402,625    18,038
Ratios to average net
assets: (%)
 Expenses(a)                       2.04      2.04      2.01      1.98     2.00/4
 Expenses excluding waiver
  and payments by affiliate        2.07      2.10      2.03      2.00     2.13/4
 Net investment income              .65       .35       .81       .74      .13/4
Portfolio turnover rate (%)       75.34     87.67     83.57     58.15    80.18

(a)Excluding dividend expense on securities sold short, ratios to average net assets: (%)
 Expenses                          2.01      2.02      2.00      1.98     2.00/4
 Expenses excluding waiver and
  payments by affiliate            2.04      2.08      2.02      2.00     2.13/4


---------
1.  For the period November 1, 1996 (effective date) to December 31, 1996.
2.  Based on average weighted shares outstanding.
3.  Total return does not include sales charges, and is not annualized.
4.  Annualized.
5.  Effective date of Class B shares was January 1, 1999.
---------

MUTUAL FINANCIAL SERVICES FUND
CLASS A                            YEAR ENDED DECEMBER 31,
------------------------------------------------------------------------------
                                  2000      1999      1998      1997/1
------------------------------------------------------------------------------
PER SHARE DATA/2 ($)
Net asset value,
beginning of year                 13.07     12.87     12.27     10.00
                                  --------------------------------------------
 Net investment income              .18       .11       .17       .03
 Net realized and unrealized
  gains                            3.87       .45       .69      2.35
                                  --------------------------------------------
Total from investment operations   4.05       .56       .86      2.38
                                  --------------------------------------------
 Dividends from net
  investment income                (.19)     (.14)     (.15)     (.02)
 Distributions from net
  realized gains                   (.58)     (.22)     (.11)     (.09)
                                  --------------------------------------------
Total distributions                (.77)     (.36)     (.26)     (.11)
                                  ============================================
Net asset value, end of year      16.35     13.07     12.87     12.27
                                  --------------------------------------------
Total return (%)/3                31.90      4.35      6.90     23.83

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year
($ x 1,000)                       131,331   107,935   164,989    78,249
Ratios to average net
assets: (%)
 Expenses(a)                       1.59      1.42      1.36      1.35/4
 Expenses excluding waiver and
  payments by affiliate            1.59      1.55      1.45      1.97/4
 Net investment income             1.30       .82      1.42      1.02/4
Portfolio turnover rate (%)       53.65     81.81    136.76     42.26

(a)Excluding dividend expense on securities sold short, ratios to average net assets: (%)
 Expenses                          1.58      1.40      1.35      1.35/4
 Expenses excluding waiver and
  payments by affiliate            1.58      1.53      1.44      1.97/4


CLASS B/6
------------------------------------------------------------------------------

PER SHARE DATA/5 ($)
Net asset value,
beginning of year                 13.00     12.87
                                  --------------------------------------------
 Net investment income              .09       .03
 Net realized and unrealized
  gains                            3.83       .44
                                  --------------------------------------------
Total from investment operations   3.92       .47
                                  --------------------------------------------
 Dividends from net
  investment income                (.13)     (.12)
 Distributions from net
  realized gains                   (.58)     (.22)
                                  ============================================
Total distributions                (.71)     (.34)
                                  --------------------------------------------
Net asset value, end of year      16.21     13.00
                                  --------------------------------------------
Total return (%)/3                31.00      3.69

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year
($ x 1,000)                      4,429       1,065
Ratios to average net
assets: (%)
 Expenses(a)                       2.24      2.08
 Expenses excluding waiver and
  payments by affiliate            2.24      2.21
 Net investment income              .62       .19
Portfolio turnover rate (%)       53.65     81.81

(a)Excluding dividend expense on securities sold short, ratios to average net assets: (%)
 Expenses                          2.23      2.06
 Expenses excluding waiver and
  payments by affiliate            2.23      2.19


CLASS C
------------------------------------------------------------------------------

PER SHARE DATA/2 ($)
Net asset value,
beginning of year                 13.05     12.83     12.26     10.00
                                 ---------------------------------------------
 Net investment income              .09       .02       .08       .01
 Net realized and unrealized
  gains                            3.86       .46       .68      2.35
                                 ---------------------------------------------
Total from investment operations   3.95       .48       .76      2.36
                                 ---------------------------------------------
 Dividends from net
  investment income                (.10)     (.04)     (.08)     (.01)
 Distributions from net
  realized gains                   (.58)     (.22)     (.11)     (.09)
                                 =============================================
Total distributions                (.68)     (.26)     (.19)     (.10)
                                 ---------------------------------------------
Net asset value, end of year      16.32     13.05     12.83     12.26
                                 ---------------------------------------------
Total return (%)/3                31.08      3.75      6.13     23.57

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year
($ x 1,000)                     94,851     88,773     127,717     43,207
Ratios to average net
assets: (%)
 Expenses(a)                       2.23      2.06      2.01      2.00/4
 Expenses excluding waiver and
  payments by affiliate            2.23      2.19      2.10      2.62/4
 Net investment income              .67       .18       .77       .37/4
Portfolio turnover rate (%)       53.65     81.81    136.76     42.26

(a)Excluding dividend expense on securities sold short, ratios to average net assets: (%)
 Expenses                          2.22      2.04      2.00      2.00/4
 Expenses excluding waiver and
  payments by affiliate            2.22      2.17      2.09      2.62/4

---------
1.  For the period August 19, 1997 (effective date) to December 31, 1997.
2. Based on average weighted shares outstanding effective year ended December 31, 1999.
3.  Total return does not include sales charges, and is not annualized.
4.  Annualized.
5.  Based on average weighted shares outstanding.
6.  Effective date of Class B shares was January 1, 1999.
---------


MUTUAL EUROPEAN FUND
CLASS A                         YEAR ENDED DECEMBER 31,
------------------------------------------------------------------------------
                                  2000/2    1999/2    1998      19972    1996/1
------------------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value,
beginning of year                 16.75     12.47     12.56     11.38    10.84
                               -----------------------------------------------
 Net investment income              .28       .19       .27       .24      .03
 Net realized and unrealized
  gains                            1.97      5.43       .29      2.31      .58
                               -----------------------------------------------
Total from investment              2.25      5.62       .56      2.55      .61
 operations                    -----------------------------------------------
 Dividends from net
  investment income                (.48)     (.45)     (.29)     (.81)    (.05)
 Distributions from net
  realized gains                  (3.16)     (.89)     (.36)     (.56)    (.02)
                               ===============================================
Total distributions               (3.64)    (1.34)     (.65)    (1.37)    (.07)
                               -----------------------------------------------
Net asset value, end of year      15.36     16.75     12.47     12.56    11.38
Total return (%)/3                14.07     46.05      4.15     22.61     5.61

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year
($ x 1,000)                      223,831   177,217   170,486   93,231    9,200
Ratios to average net
assets: (%)
 Expenses(a)                       1.38      1.40      1.40      1.37     1.32/4
 Expenses excluding waiver
  and payments by affiliate        1.39      1.44      1.40      1.39     1.42/4
 Net investment income             1.56      1.36      1.68      1.84     1.44/4
Portfolio turnover rate (%)      111.83    127.05     97.62     98.12    36.75

(a)Excluding dividend expense on securities sold short, ratios to average net assets: (%)
 Expenses                          1.38      1.39      1.40      1.37     1.32/4
 Expenses excluding waiver
  and payments by affiliate        1.39      1.43      1.40      1.39     1.42/4


CLASS B/5
------------------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value,
beginning of year                 16.66     12.47
                               -----------------------------------------------
 Net investment income              .16       .01
 Net realized and unrealized
  gains                            1.95      5.50
                               -----------------------------------------------
Total from investment              2.11      5.51
 operations                    -----------------------------------------------
 Dividends from net
  investment income                (.42)     (.43)
 Distributions from net
  realized gains                  (3.16)     (.89)
                               -----------------------------------------------
Total distributions               (3.58)    (1.32)
                               -----------------------------------------------
Net asset value, end of year      15.19     16.66
                               -----------------------------------------------
Total return (%)/3                13.31     45.17

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year
($ x 1,000)                        6,655    1,039
Ratios to average net
assets: (%)
 Expenses(a)                       2.03      2.05
 Expenses excluding waiver
  and payments by affiliate        2.04      2.09
 Net investment income              .92       .04
Portfolio turnover rate (%)      111.83    127.05

(a)Excluding dividend expense on securities sold short, ratios to average net assets: (%)
 Expenses                          2.03      2.04
 Expenses excluding waiver
  and paymetns by affiliate        2.04      2.08


CLASS C
------------------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value,
beginning of year                 16.75     12.45     12.52     11.38    10.84
                               -----------------------------------------------
 Net investment income              .16       .10       .21       .13      .02
 Net realized and unrealized
  gains                            1.99      5.44       .31      2.33      .58
                               -----------------------------------------------
Total from investment              2.15      5.54       .52      2.46      .60
 operations                    -----------------------------------------------
 Dividends from net
  investment income                (.37)     (.35)     (.23)     (.76)    (.04)
 Distributions from net
  realized gains                  (3.16)     (.89)     (.36)     (.56)    (.02)
                               ===============================================
Total distributions               (3.53)    (1.24)     (.59)    (1.32)    (.06)
                               -----------------------------------------------
Net asset value, end of year      15.37     16.75     12.45     12.52    11.38
                               -----------------------------------------------
Total return (%)/3                13.42     45.40      3.74     21.79     5.52

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year
($ x 1,000)                     127,408   103,987    96,555    49,174    2,754
Ratios to average net
assets: (%)
 Expenses(a)                       2.02      2.04      2.05      2.02     1.94/4
 Expenses excluding waiver
  and payments by affiliate        2.03      2.08      2.05      2.05     2.04/4
 Net investment income              .92       .71      1.00      1.03     0.79/4
Portfolio turnover rate (%)      111.83    127.05     97.62     98.12    36.75

(a)Excluding dividend expense on securities sold short, ratios to average net assets: (%)
 Expenses                         2.02       2.03      2.05      2.02     1.94/4
 Expenses excluding waiver
  and payments by affiliate       2.03       2.07      2.05      2.05     2.04/4
  payments by affiliate

---------
1.  For the period November 1, 1996 (effective date) to December 31, 1996.
2.  Based on average weighted shares outstanding.
3.  Total return does not include sales charges, and is not annualized.
4.  Annualized.
5.  Effective date of Class B shares was January 1, 1999.
---------

YOUR ACCOUNT

[Insert graphic of pencil marking an "X"] CHOOSING A SHARE CLASS
                                          ----------------------

Each class has its own sales charge and expense structure, allowing you to choose the class that best meets your situation. Your investment representative can help you decide.

CLASS A               CLASS B                CLASS C
---------------------------------------------------------------------
o  Initial sales      o  No initial          o  Initial
   charge of 5.75%       sales charge           sales charge of 1%
   or less

o  Deferred sales     o  Deferred            o  Deferred
   charge of 1% on       sales charge of        sales charge of
   purchases of $1       4% on shares you       1% on shares
   million or more       sell within the        you sell within
   sold within 12        first year,            18 months
   months                declining to 1%
                         within six years
                         and eliminated
                         after that

o  Lower annual       o  Higher annual       o  Higher
   expenses than         expenses than          annual expenses
   Class B or C due      Class A (same as       than Class A
   to lower              Class C) due to        (same as Class
   distribution fees     higher                 B) due to
                         distribution           higher
                         fees. Automatic        distribution
                         conversion to          fees. No
                         Class A shares         conversion to
                         after eight            Class A shares,
                         years, reducing        so annual
                         future annual          expenses do not
                         expenses.              decrease.


SALES CHARGES - CLASS A

                                THE SALES CHARGE
                                 MAKES UP THIS %         WHICH EQUALS THIS
                                 OF THE OFFERING           % OF YOUR NET
WHEN YOU INVEST THIS AMOUNT          PRICE                  INVESTMENT
------------------------------------------------------------------------------
Under $50,000                       5.75                       6.10
$50,000 but under $100,000          4.50                       4.71
$100,000 but under $250,000         3.50                       3.63
$250,000 but under $500,000         2.50                       2.56
$500,000 but under $1 million       2.00                       2.04

INVESTMENTS OF $1 MILLION OR MORE If you invest $1 million or more, either as a lump sum or through our cumulative quantity discount or letter of intent programs (see page 57), you can buy Class A shares without an initial sales charge. However, there is a 1% contingent deferred sales charge (CDSC) on any shares you sell within 12 months of purchase. The way we calculate the CDSC is the same for each class (please see page 56).

DISTRIBUTION AND SERVICE (12B-1) FEES Class A has a distribution plan, sometimes known as a Rule 12b-1 plan, that allows each Fund to pay distribution fees of up to 0.35% per year to those who sell and distribute Class A shares and provide other services to shareholders. Because these fees are paid out of Class A's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SALES CHARGES - CLASS B

IF YOU SELL YOUR SHARES         THIS % IS DEDUCTED
WITHIN THIS MANY YEARS AFTER    FROM YOUR PROCEEDS
BUYING THEM                         AS A CDSC
------------------------------------------------------
1 Year                                    4
2 Years                                   4
3 Years                                   3
4 Years                                   3
5 Years                                   2
6 Years                                   1
7 Years                                   0

With Class B shares, there is no initial sales charge. However, there is a CDSC if you sell your shares within six years, as described in the table above. The way we calculate the CDSC is the same for each class (please see page 56). After 8 years, your Class B shares automatically convert to Class A shares, lowering your annual expenses from that time on.

MAXIMUM PURCHASE AMOUNT The maximum amount you may invest in Class B shares at one time is $249,999. We place any investment of $250,000 or more in Class A shares, since a reduced initial sales charge is available and Class A's annual expenses are lower.

RETIREMENT PLANS Class B shares are available to certain retirement plans, including IRAs (of any type), Franklin Templeton Bank & Trust 403(b) plans, and Franklin Templeton Bank & Trust qualified plans with participant or earmarked accounts.

DISTRIBUTION AND SERVICE (12B-1) FEES Class B has a distribution plan, sometimes known as a Rule 12b-1 plan, that allows each Fund to pay distribution and other fees of up to 1% per year for the sale of Class B shares and for services provided to shareholders. Because these fees are paid out of Class B's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SALES CHARGES - CLASS C

                              THE SALES CHARGE
                               MAKES UP THIS %      WHICH EQUALS THIS
                               OF THE OFFERING       % OF YOUR NET
WHEN YOU INVEST THIS AMOUNT       PRICE                INVESTMENT
--------------------------------------------------------------------
Under $1 million                  1.00                  1.01

  WE PLACE ANY INVESTMENT OF $1 MILLION OR MORE IN CLASS A SHARES, SINCE THERE
       IS NO INITIAL SALES CHARGE AND CLASS A'S ANNUAL EXPENSES ARE LOWER.

CDSC There is a 1% contingent deferred sales charge (CDSC) on any Class C shares you sell within 18 months of purchase. The way we calculate the CDSC is the same for each class (please see below).

DISTRIBUTION AND SERVICE (12B-1) FEES Class C has a distribution plan, sometimes known as a Rule 12b-1 plan, that allows each Fund to pay distribution and other fees of up to 1% per year for the sale of Class C shares and for services provided to shareholders. Because these fees are paid out of Class C's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

CONTINGENT DEFERRED SALES CHARGE (CDSC) - CLASS A, B & C

The CDSC for each class is based on the current value of the shares being sold or their net asset value when purchased, whichever is less. There is no CDSC on shares you acquire by reinvesting your dividends or capital gains distributions.

[Begin callout]
The HOLDING PERIOD FOR THE CDSC begins on the day you buy your shares. Your shares will age one month on that same date the next month and each following month.

For example, if you buy shares on the 18th of the month, they will age one month on the 18th day of the next month and each following month.
[End callout]

To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC. If there are not enough of these to meet your request, we will sell the shares in the order they were purchased. We will use this same method if you exchange your shares into another Franklin Templeton fund (please see page 63 for exchange information).

SALES CHARGE REDUCTIONS AND WAIVERS

If you qualify for any of the sales charge reductions or waivers below, please let us know at the time you make your investment to help ensure you receive the lower sales charge.

QUANTITY DISCOUNTS We offer several ways for you to combine your purchases in Franklin Templeton funds to take advantage of the lower sales charges for large purchases of Class A shares.

[Begin callout]
FRANKLIN TEMPLETON FUNDS include all of the U.S. registered mutual funds of Franklin Templeton Investments, except Franklin Templeton Variable Insurance Products Trust and Templeton Capital Accumulator Fund, Inc.
[End callout]

o CUMULATIVE QUANTITY DISCOUNT - lets you combine all of your shares in Franklin Templeton funds for purposes of calculating the sales charge. You also may combine the shares of your spouse, and your children or grandchildren, if they are under the age of 21. Certain company and retirement plan accounts also may be included.

o LETTER OF INTENT (LOI) - expresses your intent to buy a stated dollar amount of shares over a 13-month period and lets you receive the same sales charge as if all shares had been purchased at one time. We will reserve a portion of your shares to cover any additional sales charge that may apply if you do not buy the amount stated in your LOI.

                   TO SIGN UP FOR THESE PROGRAMS, COMPLETE THE
                APPROPRIATE SECTION OF YOUR ACCOUNT APPLICATION.

REINSTATEMENT PRIVILEGE If you sell shares of a Franklin Templeton fund, you may reinvest some or all of the proceeds within 365 days without an initial sales charge. The proceeds must be reinvested within the same share class, except proceeds from the sale of Class B shares will be reinvested in Class A shares.

If you paid a CDSC when you sold your Class A or C shares, we will credit your account with the amount of the CDSC paid but a new CDSC will apply. For Class B shares reinvested in Class A, a new CDSC will not apply, although your account will not be credited with the amount of any CDSC paid when you sold your Class B shares.

Proceeds immediately placed in a Franklin Bank Certificate of Deposit (CD) also may be reinvested without an initial sales charge if you reinvest them within 365 days from the date the CD matures, including any rollover.

This privilege does not apply to shares you buy and sell under our exchange program. Shares purchased with the proceeds from a money fund may be subject to a sales charge.

SALES CHARGE WAIVERS Class A shares may be purchased without an initial sales charge or CDSC by various individuals, institutions and retirement plans or by investors who reinvest certain distributions and proceeds within 365 days. Certain investors also may buy Class C shares without an initial sales charge. The CDSC for each class may be waived for certain redemptions and distributions. If you would like information about available sales charge waivers, call your investment representative or call Shareholder Services at 1-800/632-2301. For information about retirement plans, you may call Retirement Services at 1-800/527-2020. A list of available sales charge waivers also may be found in the Statement of Additional Information (SAI).

GROUP INVESTMENT PROGRAM Allows established groups of 11 or more investors to invest as a group. For sales charge purposes, the group's investments are added together. There are certain other requirements and the group must have a purpose other than buying Fund shares at a discount.

[Insert graphic of a paper with lines and someone writing] BUYING SHARES
                                                           -------------

MINIMUM INVESTMENTS
------------------------------------------------------------------------
                                        INITIAL         ADDITIONAL
------------------------------------------------------------------------
Regular accounts                        $1,000            $50
------------------------------------------------------------------------
Automatic investment plans              $50 ($25          $50 ($25
                                        for an            for an
                                        Education         Education
                                        IRA)              IRA)
------------------------------------------------------------------------
UGMA/UTMA accounts                      $100              $50
------------------------------------------------------------------------
Retirement accounts                     no minimum        no minimum
(other than IRAs, IRA rollovers,
Education IRAs or Roth IRAs)
------------------------------------------------------------------------
IRAs, IRA rollovers, Education IRAs or
Roth IRAs                               $250              $50
------------------------------------------------------------------------
Broker-dealer sponsored wrap account
programs                                $250              $50
------------------------------------------------------------------------
Full-time employees, officers,
trustees and directors of Franklin
Templeton entities, and their
immediate family members                $100              $50
------------------------------------------------------------------------

           PLEASE NOTE THAT YOU MAY ONLY BUY SHARES OF A FUND ELIGIBLE
                     FOR SALE IN YOUR STATE OR JURISDICTION.

ACCOUNT APPLICATION If you are opening a new account, please complete and sign the enclosed account application. Make sure you indicate the share class you have chosen. If you do not indicate a class, we will place your purchase in Class A shares. To save time, you can sign up now for services you may want on your account by completing the appropriate sections of the application (see "Investor Services" on page 61). For example, if you would like to link one of your bank accounts to your Fund account so that you may use electronic funds transfer to and from your bank account to buy and sell shares, please complete the bank information section of the application. We will keep your bank information on file for future purchases and redemptions.



BUYING SHARES
-------------------------------------------------------------------------------
                        OPENING AN ACCOUNT          ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------
[Insert graphic of
hands shaking]
                        Contact your                Contact your investment
THROUGH YOUR            investment                  representative
INVESTMENT              representative
REPRESENTATIVE
-------------------------------------------------------------------------------
[Insert graphic of      If you have another         Before requesting a
phone and computer]     Franklin Templeton          telephone or online
                        fund account with your      purchase into an
BY PHONE/ONLINE         bank account                existing account,
                        information on file,        please make sure we
(Up to $100,000 per     you may open a new          have your bank account
shareholder per day)    account by phone. At        information on file. If
                        this time, a new            we do not have this
1-800/632-2301          account may not be          information, you will
                        opened online.              need to send written
franklintempleton.com                               instructions with your
                        To make a same day          bank's name and
NOTE:  CERTAIN          investment, your phone      address, a voided check
ACCOUNT TYPES ARE       order must be received      or savings account
NOT AVAILABLE FOR       and accepted by us by       deposit slip, and a
ONLINE ACCOUNT          1:00 p.m. Pacific time      signature guarantee if
ACCESS                  or the close of the         the bank and Fund
                        New York Stock              accounts do not have at
                        Exchange, whichever is      least one common owner.
                        earlier.
                                                    To make a same day
                                                    investment, your phone or
                                                    online order must be  1:00
                                                    received and accepted by us
                                                    by p.m. Pacific time or the
                                                    close of the New York Stock
                                                    Exchange, whichever is
                                                    earlier.

-------------------------------------------------------------------------------
                        Make your check             Make your check payable
[Insert graphic of      payable to the Fund.        to the Fund. Include
envelope]                                           your account number on
                        Mail the check and          the check.
BY MAIL                 your signed
                        application to              Fill out the deposit slip
                        Investor Services.          from your account statement.
                                                    If you do not have a slip,
                                                    include a note with your
                                                    name, the Fund name, and
                                                    your account number.

                                                    Mail the check and deposit
                                                    slip or note to Investor
                                                    Services.

-------------------------------------------------------------------------------

[Insert graphic of      Call  to receive a          Call to receive a wire
three lightning         wire control number         control number and wire
bolts]                  and wire                    instructions.
                        instructions.
                                                    To make a same day wire
                        Wire the funds and          investment, please call
BY WIRE                 mail your signed            us by 1:00 p.m. Pacific
                        application to              time and make sure your
1-800/632-2301          Investor Services.          wire arrives by 3:00 p.m.
(or 1-650/312-2000      Please include the
collect)                wire control number or
                        your new account
                        number on the
                        application.

                        To make a same day wire
                        investment, please call
                        us by 1:00 p.m. Pacific
                        time and make sure your
                        wire arrives by 3:00 p.m.

-------------------------------------------------------------------------------
[Insert graphic of      Call Shareholder            Call Shareholder Services
two arrows pointing     Services at the number      at the number below, or
in opposite             below, or send signed       our automated TeleFACTS
directions]             written instructions.       system, or send signed
BY EXCHANGE             You also may place an       written instructions. You
                        online exchange order.      also may place an online
TeleFACTS(R)            The TeleFACTS system        exchange order.
1-800/247-1753          cannot be used to open
(around-the-clock       a new account.              (Please see page 63 for
access)                 (Please see page 63         information on exchanges.)
                        for information on
Our Website             exchanges.)
franklintempleton.com

-------------------------------------------------------------------------------

              FRANKLIN TEMPLETON INVESTOR SERVICES P.O. BOX 33030,
                         ST. PETERSBURG, FL 33733-8030]
                         CALL TOLL-FREE: 1-800/632-2301
           (MONDAY THROUGH FRIDAY 5:30 A.M. TO 5:00 P.M., PACIFIC TIME
                 SATURDAY 6:30 A.M. TO 2:30 P.M., PACIFIC TIME)

[Insert graphic of person with a headset] INVESTOR SERVICES
                                          -----------------

AUTOMATIC INVESTMENT PLAN This plan offers a convenient way for you to invest in a Fund by automatically transferring money from your checking or savings account each month to buy shares. To sign up, complete the appropriate section of your account application and mail it to Investor Services. If you are opening a new account, please include the minimum initial investment of $50 ($25 for an Education IRA) with your application.

AUTOMATIC PAYROLL DEDUCTION You may invest in a Fund automatically by transferring money from your paycheck to the Fund by electronic funds transfer. If you are interested, indicate on your application that you would like to receive an Automatic Payroll Deduction Program kit.

DISTRIBUTION OPTIONS You may reinvest distributions you receive from a Fund in an existing account in the same share class* of the Fund or another Franklin Templeton fund. Initial sales charges and CDSCs will not apply if you reinvest your distributions within 365 days. You also can have your distributions deposited in a bank account, or mailed by check. Deposits to a bank account may be made by electronic funds transfer.

[Begin callout]
For Franklin Templeton Bank & Trust retirement plans, special forms may be needed to receive distributions in cash. Please call 1-800/527-2020 for information.
[End callout]

Please indicate on your application the distribution option you have chosen, otherwise we will reinvest your distributions in the same share class of the Fund.

*Class B and C shareholders may reinvest their distributions in Class A shares of any Franklin Templeton money fund.

RETIREMENT PLANS Franklin Templeton Investments offers a variety of retirement plans for individuals and businesses. These plans require separate applications and their policies and procedures may be different than those described in this prospectus. For more information, including a free retirement plan brochure or application, please call Retirement Services at 1-800/527-2020.

TELEFACTS(R) Our TeleFACTS system offers around-the-clock access to information about your account or any Franklin Templeton fund. This service is available from touch-tone phones at 1-800/247-1753. For a free TeleFACTS brochure, call 1-800/DIAL BEN.

FRANKLIN TEMPLETON ONLINE You can visit us online at franklintempleton.com for around-the-clock viewing of information about most Franklin Templeton funds or to register to view your accounts online. You also may register for online transactions that will allow you to buy, sell, or exchange your shares and make certain changes to your account. Some account types may not be able to process any or all transactions online. You also may register online for Franklin Templeton's convenient electronic delivery of your important shareholder documents. This service should be available on our website in June 2001.

TELEPHONE/ONLINE PRIVILEGES You will automatically receive telephone/online privileges when you open your account, allowing you to obtain or view your account information, and conduct a number of transactions by phone or online, including: buy, sell, or exchange shares of most funds; use electronic funds transfer to buy or sell shares of most funds; change your address; request a year-end statement; add or change account services (including distribution options, systematic withdrawals, automatic investment plans). In addition, you may elect to receive your important shareholder documents online and discontinue receiving paper copies.

To view your account information or request online transactions, you will first need to register for these services at the shareholder section of our website at franklintempleton.com. You will be asked to accept the terms of an online agreement(s) and establish a password for online services. If you are registered for online services, you may enroll online in Franklin Templeton's electronic delivery program for your important shareholder documents. This will allow you to receive electronic delivery (through our website) of most Funds' prospectuses, annual/semiannual reports to shareholders, and proxy statements, as well as your account(s) statements and trade confirmations, and discontinue receiving your paper copies through the U.S. mail. Using our shareholder website means you are consenting to sending and receiving personal financial information over the Internet so you should be sure you are comfortable with the risks.

As long as we follow reasonable security procedures and act on instructions we reasonably believe are genuine, we will not be responsible for any losses that may occur from unauthorized requests. We will request passwords or other information, and also may record calls. To help safeguard your account, keep your password confidential, and verify the accuracy of your confirmation statements immediately after you receive them. Contact us immediately if you believe someone has obtained unauthorized access to your account or password. For transactions done over the Internet, we recommend the use of an Internet browser with 128-bit encryption. Certain methods of contacting us (such as by phone or by Internet) may be unavailable or delayed during periods of unusual market activity. OF COURSE, YOU CAN DECLINE TELEPHONE BUY, SELL, OR EXCHANGE PRIVILEGES ON YOUR ACCOUNT APPLICATION, OR CHOOSE NOT TO REGISTER FOR ONLINE PRIVILEGES. IF YOU HAVE TELEPHONE/ONLINE PRIVILEGES ON YOUR ACCOUNT AND WANT TO DISCONTINUE THEM, PLEASE CONTACT US FOR INSTRUCTIONS. You may reinstate these privileges at any time in writing, including online registration with respect to online privileges.

 NOTE: We discourage you from including confidential or sensitive information in any Internet communication to us. If you do choose to send email (encrypted or not) to us over the Internet, you are accepting the associated risks of lack of confidentiality.

EXCHANGE PRIVILEGE You can exchange shares between most Franklin Templeton funds within the same class, generally without paying any additional sales charges. If you exchange shares held for less than six months, however, you may be charged the difference between the initial sales charge of the two funds if the difference is more than 0.25%. If you exchange shares from a money fund, a sales charge may apply no matter how long you have held the shares.

[Begin callout]
An EXCHANGE is really two transactions: a sale of one fund and the purchase of another. In general, the same policies that apply to purchases and sales apply to exchanges, including minimum investment amounts. Exchanges also have the same tax consequences as ordinary sales and purchases.
[End callout]

Generally exchanges may only be made between identically registered accounts, unless you send written instructions with a signature guarantee. Any CDSC will continue to be calculated from the date of your initial investment and will not be charged at the time of the exchange. The purchase price for determining a CDSC on exchanged shares will be the price you paid for the original shares. If you exchange shares subject to a CDSC into a Class A money fund, the time your shares are held in the money fund will not count towards the CDSC holding period.

If you exchange your Class B shares for the same class of shares of another Franklin Templeton fund, the time your shares are held in that fund will count towards the eight year period for automatic conversion to Class A shares.

Because excessive trading can hurt fund performance, operations and shareholders, each Fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges, reject any exchange, or restrict or refuse purchases if (i) the Fund or its manager believes the Fund would be harmed or unable to invest effectively, or (ii) the Fund receives or anticipates simultaneous orders that may significantly affect the Fund (please see "Market Timers" on page 69).

SYSTEMATIC WITHDRAWAL PLAN This plan allows you to automatically sell your shares and receive regular payments from your account. A CDSC may apply to withdrawals that exceed certain amounts. Certain terms and minimums apply. To sign up, complete the appropriate section of your application.

[Insert graphic of a certificate] SELLING SHARES
                                  --------------

You can sell your shares at any time. Please keep in mind that a contingent deferred sales charge (CDSC) may apply.

SELLING SHARES IN WRITING Generally, requests to sell $100,000 or less can be made over the phone, online, or with a simple letter. Sometimes, however, to protect you and the Funds we will need written instructions signed by all registered owners, with a signature guarantee for each owner, if:

[Begin callout]
A SIGNATURE GUARANTEE helps protect your account against fraud. You can obtain a signature guarantee at most banks and securities dealers.

A notary public CANNOT provide a signature guarantee.
[End callout]

o you are selling more than $100,000 worth of shares o you want your proceeds paid to someone who is not a registered owner o you want to send your proceeds somewhere other than the address of record, or preauthorized bank or brokerage firm account

We also may require a signature guarantee on instructions we receive from an agent, not the registered owners, or when we believe it would protect the Funds against potential claims based on the instructions received.

SELLING RECENTLY PURCHASED SHARES If you sell shares recently purchased, we may delay sending you the proceeds until your check, draft or wire/electronic funds transfer has cleared, which may take seven business days or more. A certified or cashier's check may clear in less time.

REDEMPTION PROCEEDS Your redemption check will be sent within seven days after we receive your request in proper form. We are not able to receive or pay out cash in the form of currency. Redemption proceeds may be delayed if we have not yet received your signed account application.

RETIREMENT PLANS You may need to complete additional forms to sell shares in a Franklin Templeton Bank & Trust retirement plan. For participants under age 591/2, tax penalties may apply. Call Retirement Services at 1-800/527-2020 for details.




SELLING SHARES
--------------------------------------------------------------------------------
                         TO SELL SOME OR ALL OF YOUR SHARES
--------------------------------------------------------------------------------
[Insert graphic of
hands shaking]
                         Contact your investment representative
THROUGH YOUR
INVESTMENT
REPRESENTATIVE
--------------------------------------------------------------------------------
[Insert graphic of       Send written instructions and endorsed
envelope]                share certificates (if you hold share
                         certificates) to Investor Services.
BY MAIL                  Corporate, partnership or trust accounts may need to
                         send additional documents.

                         Specify the Fund, the account number
                         and the dollar value or number of
                         shares you wish to sell. If you own both Class A and B shares, also specify the class of shares, otherwise we will sell your Class A shares first. Be sure to include all necessary signatures and any additional documents, as well as signature guarantees if required.

                         A check will be mailed to the name(s) and address on
                         the account, or otherwise according to your written
                         instructions.
--------------------------------------------------------------------------------
[Insert graphic of       As long as your transaction is for $100,000 or less,
phone and computer]      you do not hold share certificates and you have not
                         changed your address by phone or online within the last
BY PHONE/ONLINE          15 days, you can sell your shares by phone or online.

1-800/632-2301           A check will be mailed to the name(s) and address on
                         the account.  Written instructions, with a signature
franklintempleton.com    guarantee, are required to send the check to another
                         address or to make it payable to another person.

                         (Please see page 62 for more information.)
--------------------------------------------------------------------------------
[Insert graphic of       You can call, write, or visit us online
three                    to have redemption proceeds sent to a
lightning bolts]         bank account. See the policies above
                         for selling shares by mail, phone, or
BY ELECTRONIC FUNDS      online.
TRANSFER (ACH)
                         Before requesting to have redemption proceeds sent to a bank account, please make sure we have your bank account information on file. If we do not have this information, you will need to send written instructions with your bank's name and address, a voided check or savings account deposit slip, and a signature guarantee if the bank and Fund accounts do not have at least one common owner.

                         If we receive your request in proper form by 1:00 p.m.
                         Pacific time, proceeds sent by ACH generally will be
                         available within two to three business days.
-------------------------------------------------------------------------------
[Insert graphic of       Obtain a current prospectus for the fund you are
two arrows pointing in   considering. Prospectuses are available online at
opposite directions]     franklintempleton.com.

BY EXCHANGE              Call Shareholder Services at the number
                         below or our automated TeleFACTS
TeleFACTS(R)             system, or send signed written
1-800/247-1753           instructions. You also may place an
(around-the-clock        exchange order online.  See the
access)                  policies above for selling shares by
                         mail, phone, or online.

                         If you hold share certificates, you
                         will need to return them to the Fund
                         before your exchange can be processed.
-------------------------------------------------------------------------------
              FRANKLIN TEMPLETON INVESTOR SERVICES P.O. BOX 33030,
                          ST. PETERSBURG, FL 33733-8030
                         CALL TOLL-FREE: 1-800/632-2301
           (MONDAY THROUGH FRIDAY 5:30 A.M. TO 5:00 P.M., PACIFIC TIME
                 SATURDAY 6:30 A.M. TO 2:30 P.M., PACIFIC TIME)

[Insert graphic of paper and pen] ACCOUNT POLICIES
                                  ----------------

CALCULATING SHARE PRICE Each Fund calculates the net asset value per share (NAV) each business day at the close of trading on the New York Stock Exchange (normally 1:00 p.m. Pacific time). Each class's NAV is calculated by dividing its net assets by the number of its shares outstanding.

[Begin callout]
When you buy shares, you pay the offering price. The offering price is the NAV plus any applicable sales charge.

When you sell shares, you receive the NAV minus any applicable contingent deferred sales charge (CDSC).
[End callout]

The Funds' assets are generally valued at their market value. If market prices are unavailable, or if an event occurs after the close of the trading market that materially affects the values, assets may be valued at their fair value. If a Fund holds securities listed primarily on a foreign exchange that trades on days when the Fund is not open for business, the value of your shares may change on days that you cannot buy or sell shares.

Requests to buy and sell shares are processed at the NAV next calculated after we receive your request in proper form.

ACCOUNTS WITH LOW BALANCES If the value of your account falls below $250 ($50 for employee and UGMA/UTMA accounts) because you sell some of your shares, we may mail you a notice asking you to bring the account back up to its applicable minimum investment amount. If you choose not to do so within 30 days, we may close your account and mail the proceeds to the address of record. You will not be charged a CDSC if your account is closed for this reason.

STATEMENTS AND REPORTS You will receive quarterly account statements that show all your account transactions during the quarter. You also will receive written notification after each transaction affecting your account (except for distributions and transactions made through automatic investment or withdrawal programs, which will be reported on your quarterly statement). You also will receive the Funds' financial reports every six months. To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports. If you need additional copies, please call 1-800/DIAL BEN. You also can review these documents on our website if you have registered to view your account information online. If you are registered for online services, you also may enroll online in Franklin Templeton's electronic delivery program for your important shareholder documents. This will allow you to receive electronic delivery (through our website) of most funds' prospectuses, annual/semiannual reports to shareholders, and proxy statements, as well as your account(s) statements and trade confirmations, and discontinue receiving your paper copies through the U.S. mail. Visit us online at franklintempleton.com for more information.

INVESTMENT REPRESENTATIVE ACCOUNT ACCESS If there is a dealer or other investment representative of record on your account, he or she will be able to obtain your account information, conduct transactions for your account, and also will receive copies of all notifications and statements and other information about your account directly from the Fund.

STREET OR NOMINEE ACCOUNTS You may transfer your shares from the street or nominee name account of one dealer to another, as long as both dealers have an agreement with Franklin Templeton Distributors, Inc. We will process the transfer after we receive authorization in proper form from your delivering securities dealer.

JOINT ACCOUNTS Unless you specify a different registration, accounts with two or more owners are registered as "joint tenants with rights of survivorship" (shown as "Jt Ten" on your account statement). To make any ownership changes to a joint account, all owners must agree in writing, regardless of the law in your state.

JOINT ACCOUNT RISK WITH TELEPHONE/ONLINE PRIVILEGES You will automatically receive telephone/online privileges when you open your account. If your account has more than one registered owner, telephone/online privileges allow each Fund to accept online registration for online services (including electronic delivery of important shareholder documents) and transaction instructions online or by telephone from only one registered owner. This means that any one registered owner on your account, acting alone and without the consent of any other registered owner, may give the Fund instructions by telephone, online or in writing (subject to any limitations in telephone or online privileges) to:

o Exchange shares from a jointly registered Fund account requiring all registered owner signatures into an identically registered money fund account that only requires one registered owner's signature to redeem shares;
o Redeem Fund shares and direct the redemption proceeds to a bank account that may or may not be owned by you and, if owned by you jointly with someone else, only requires one person to withdraw funds by check or otherwise;
o Change the bank account to which Fund share redemption proceeds may be sent, which bank account may not be owned by you;
o Purchase Fund shares by debiting a bank account that may be owned by you; and
o Change the bank account that may be debited for Fund share purchases, which new account may be owned by you.

If you do NOT want another registered owner on your account to be able to issue these kinds of instructions to the Fund without your consent, you must instruct the Fund to deny/terminate online privileges and the ability to issue such instructions by telephone so that these types of instructions will only be accepted in writing signed by all account owners. This decision will apply to any other fund into which you may exchange your jointly owned Fund shares. Any later decision to permit these types of instructions by telephone and/or online will need to be given to the Fund in a written instruction signed by all registered owners.


MARKET TIMERS Each Fund does not allow investments by Market Timers and may restrict or refuse purchases or exchanges by a shareholder who fails to comply with the restrictions set forth below. You may be considered a Market Timer if you have (i) requested an exchange or redemption out of any of the Franklin Templeton funds within two weeks of an earlier purchase or exchange request out of any fund, or (ii) exchanged or redeemed shares out of any of the Franklin Templeton funds more than twice within a rolling 90 day period. Accounts under common ownership or control with an account that is covered by (i) or (ii) also are subject to these limits.

Anyone, including the shareholder or the shareholder's agent, who is considered to be a Market Timer by Funds, its manager or shareholder services agent, will be issued a written notice of their status and each Fund's policies. Identified Market Timers will be required to register with the market timing desk of Franklin Templeton Investors Services, LLC, and to place all purchase, exchange and redemption trade requests through the desk. Identified Market Timers who redeem or exchange their shares of the Discovery and European Funds within 90 days of purchase will be assessed a fee of 2% of redemption proceeds. This redemption fee does not apply to 401(k) participant accounts, accounts not held individually through Franklin Templeton Investors Services, LLC, and funds under the automatic dividend reinvestment program and the systematic withdrawal program.

ADDITIONAL POLICIES Please note that the Funds maintain additional policies and reserve certain rights, including:

o The Funds may restrict or refuse any order to buy shares, including any purchase under the exchange privilege.
o The Funds may modify, suspend, or terminate telephone/online privileges at any time.
o At any time, the Funds may change their investment minimums or waive or lower their minimums for certain purchases.
o The Funds may modify or discontinue the exchange privilege on 60 days' notice.
o In unusual circumstances, we may temporarily suspend redemptions, or postpone the payment of proceeds, as allowed by federal securities laws.
o For redemptions over a certain amount, each Fund reserves the right, in the case of an emergency, to make payments in securities or other assets of the Fund, if the payment of cash proceeds by check, wire or electronic funds transfer would be harmful to existing shareholders.
o To permit investors to obtain the current price, dealers are responsible for transmitting all orders to the Fund promptly.

DEALER COMPENSATION Qualifying dealers who sell Fund shares may receive sales commissions and other payments. These are paid by Franklin Templeton Distributors, Inc. (Distributors) from sales charges, distribution and service (12b-1) fees and its other resources.

                                        CLASS A      CLASS B      CLASS C
-------------------------------------------------------------------------------
COMMISSION (%)                            ---          4.00         2.00
Investment under $50,000                  5.00         ---          ---
$50,000 but under $100,000                3.75         ---          ---
$100,000 but under $250,000               2.80         ---          ---
$250,000 but under $500,000               2.00         ---          ---
$500,000 but under $1 million             1.60         ---          ---
$1 million or more                  up to 1.00/1       ---          ---
12B-1 FEE TO DEALER                       0.25/2       0.25/3       1.00/4

A dealer commission of up to 1% may be paid on Class A NAV purchases by certain retirement plans1 and on Class C NAV purchases. A dealer commission of up to 0.25% may be paid on Class A NAV purchases by certain trust companies and bank trust departments, eligible governmental authorities, and broker-dealers or others on behalf of clients participating in comprehensive fee programs.

1. During the first year after purchase, dealers may not be eligible to receive the 12b-1 fee.
2. Each Fund may pay up to 0.35% to Distributors or others, out of which 0.10% generally will be retained by Distributors for its distribution expenses.
3. Dealers may be eligible to receive up to 0.25% from the date of purchase. After 8 years, Class B shares convert to Class A shares and dealers may then receive the 12b-1 fee applicable to Class A.
4. Dealers may be eligible to receive up to 0.25% during the first year after purchase and may be eligible to receive the full 12b-1 fee starting in the 13th month.

[Insert graphic of question mark]QUESTIONS
                                 ---------

If you have any questions about the Funds or your account, you can write to us at P.O. Box 33030, St. Petersburg, FL 33733-8030. You also can call us at one of the following numbers. For your protection and to help ensure we provide you with quality service, all calls may be monitored or recorded.

                                               HOURS (PACIFIC TIME,
DEPARTMENT NAME             TELEPHONE NUMBER   MONDAY THROUGH FRIDAY)
-------------------------------------------------------------------------------
Shareholder Services        1-800/632-2301     5:30 a.m. to 5:00 p.m.
                                               6:30 a.m. to 2:30 p.m. (Saturday)
Fund Information            1-800/DIAL BEN     5:30 a.m. to 5:00 p.m.
                           (1-800/342-5236)    6:30 a.m. to 2:30 p.m. (Saturday)
Retirement Services         1-800/527-2020     5:30 a.m. to 5:00 p.m.
Advisor Services            1-800/524-4040     5:30 a.m. to 5:00 p.m.
Institutional Services      1-800/321-8563     6:00 a.m. to 5:00 p.m.
TDD (hearing impaired)      1-800/851-0637     5:30 a.m. to 5:00 p.m.
TeleFACTS(R) (automated)    1-800/247-1753     (around-the-clock access)


FOR MORE INFORMATION

You can learn more about each Fund in the following documents:

ANNUAL/SEMIANNUAL REPORT TO SHAREHOLDERS

Includes a discussion of recent market conditions and Fund strategies, financial statements, detailed performance information, portfolio holdings, and the auditor's report.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

Contains more information about each Fund, its investments and policies. It is incorporated by reference (is legally a part of this prospectus).

For a free copy of the current annual/semiannual report or the SAI, please contact your investment representative or call us at the number below. You also can view the current annual/semiannual report online at franklintempleton.com


FRANKLIN(R)TEMPLETON(R)
1-800/DIAL BEN(R) (1-800/342-5236)
TDD (Hearing Impaired) 1-800/851-0637
franklintempleton.com

You also can obtain information about each Fund by visiting the SEC's Public Reference Room in Washington, D.C. (phone 1-202/942-8090) or the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can obtain copies of this information, after paying a duplicating fee, by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102 or by electronic request at the following e-mail address: publicinfo@sec.gov.

Investment Company Act file #811-5387                              MS P 12/01





Prospectus

Franklin Mutual Series Fund Inc.

CLASS Z

INVESTMENT STRATEGY

GROWTH & INCOME VALUE   Mutual Beacon Fund
                        Mutual Financial Services Fund
                        Mutual Qualified Fund
                        Mutual Shares Fund

    GLOBAL VALUE        Mutual Discovery Fund
                        Mutual European Fund


MAY 1, 2001
as amended December 17, 2001




[Insert Franklin Templeton Ben Head]

The SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

CONTENTS

THE FUNDS

[Begin callout]
INFORMATION ABOUT EACH FUND YOU SHOULD KNOW BEFORE INVESTING
[End callout]

 2    Mutual Beacon Fund; Mutual Qualified Fund; Mutual Shares Fund;
                          Mutual Discovery Fund

13    Mutual Financial Services Fund

20    Mutual European Fund

27    More Information on Investment
      Policies, Practices and Risks

31    Management

34    Distributions and Taxes

35    Financial Highlights

YOUR ACCOUNT

[Begin callout]
INFORMATION ABOUT QUALIFIED INVESTORS, ACCOUNT TRANSACTIONS AND SERVICES [End callout]

41    Qualified Investors

44    Buying Shares

46    Investor Services

50    Selling Shares

52    Account Policies

56    Questions

FOR MORE INFORMATION

[Begin callout]
WHERE TO LEARN MORE ABOUT EACH FUND
[End callout]

Back Cover

MUTUAL BEACON FUND
MUTUAL QUALIFIED FUND
MUTUAL SHARES FUND
MUTUAL DISCOVERY FUND

[Insert graphic of bullseye and arrows]  GOALS AND STRATEGIES
                                         --------------------

GOALS The principal investment goal of Mutual Beacon, Mutual Qualified and Mutual Shares is capital appreciation, which may occasionally be short-term. Their secondary goal is income. Mutual Discovery's investment goal is capital appreciation.

MAIN INVESTMENT STRATEGIES Under normal market conditions, the Funds invest mainly in equity securities of companies that the manager believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value). Following this value-oriented strategy, each Fund primarily invests in:

o UNDERVALUED STOCKS Stocks trading at a discount to intrinsic value.

And, to a much smaller extent, each Fund also invests in:

o RESTRUCTURING COMPANIES Securities of companies that are involved in restructurings such as mergers, acquisitions, consolidations, liquidations, spinoffs, or tender or exchange offers.

o DISTRESSED COMPANIES Securities of companies that are, or are about to be, involved in reorganizations, financial restructurings, or bankruptcy.

[Begin callout]
The Funds invest primarily in securities of companies the manager believes are undervalued.
[End callout]

The Funds invest primarily in mid- and large-cap companies with market capitalization values (share price times the number of common stock shares outstanding) greater than $1.5 billion. Each Fund also may invest a significant portion of its assets in small-cap companies.

While the Funds generally purchase securities for investment purposes, the manager may seek to influence or control management, or invest in other companies that do so, when the manager believes a Fund may benefit.

The Funds may invest a substantial portion (up to 35%) of their assets in foreign securities and Mutual Discovery generally invests approximately 50% of its assets in foreign, equity and debt securities, which may include sovereign debt and participations in foreign government debt. The Funds generally seek to hedge (protect) against currency risks, largely using forward currency exchange contracts.

Each Fund may invest in debt securities to a lesser extent than its investments in equity securities. The Funds may invest in debt securities in any rating category established by an independent rating agency, including lower-rated (or comparable unrated) or defaulted debt securities ("junk bonds"). The Funds' investments in Restructuring and Distressed Companies typically involve the purchase of junk bonds or other indebtedness of such companies. The Funds generally make such investments to achieve capital appreciation, rather than to seek income.

PORTFOLIO SELECTION The manager employs a research driven, fundamental value strategy for each of the Funds. In choosing equity investments, the manager focuses on the market price of a company's securities relative to the manager's own evaluation of the company's asset value, including an analysis of book value, cash flow potential, long-term earnings, and multiples of earnings of comparable securities of both public or private companies. Value stock prices are considered "cheap" relative to the company's perceived value and are often out of favor with other investors. The prices of debt obligations of Restructuring or Distressed Companies also may be "cheap" relative to the value of the company's assets. The Funds may invest in such securities if the manager believes the market may have overreacted to adverse developments or failed to appreciate positive changes. The manager examines each investment separately and there are no set criteria as to specific value parameters, asset size, earnings or industry type.

DIFFERENCES BETWEEN THE FUNDS While the manager follows the same strategy in choosing investments for each of the Funds, there are certain differences. First, the Funds vary in size and each Fund has a different team of portfolio managers who have primary responsibility for selecting its investments. While all four Funds may invest a portion of their assets in foreign securities, the proportion of their assets so invested will vary: Mutual Shares will generally have the lowest portion of assets in foreign securities, with Mutual Qualified and Mutual Beacon each respectively having increasingly larger portions in foreign securities. Mutual Discovery may invest most of its assets in foreign securities. In addition, the Funds may allocate foreign investments to different geographic areas. As a result of these differences, the performance of the four Funds will vary.


[Insert graphic of chart with line going up and down] MAIN RISKS
                                                      ----------

STOCKS While stocks, as a class, have historically outperformed other types of investments over the long term, individual stock prices tend to go up and down more dramatically over the short term. These price movements may result from factors affecting individual companies or industries, or the securities market as a whole.

VALUE INVESTING Value investments may not increase in price as anticipated by the manager, and may decline even further if other investors fail to recognize the company's value, or favor investing in faster-growing companies, or if the factors that the manager believes will increase the price do not occur.

The Funds' bargain-driven focus may result in a Fund choosing securities that are not widely followed by other investors. "Cheaply" priced securities also may include companies reporting poor earnings, companies whose share prices have declined sharply (sometimes growth companies that have recently stumbled) to levels considered "cheap" in the manager's opinion, turnarounds, cyclical companies, or companies emerging from bankruptcy, all of which may have a higher risk of continuing to be ignored or rejected, and therefore, remaining undervalued by the market or losing more value.

RESTRUCTURING AND DISTRESSED COMPANIES A merger or other restructuring or tender or exchange offer proposed at the time a Fund invests in a Restructuring Company may not be completed on the terms contemplated and, therefore, may not benefit the Fund as anticipated. Also, debt obligations of Distressed Companies typically are unrated, lower rated, in default or close to default and may become worthless.

[Begin callout]
Because the securities the Funds hold fluctuate in price, the value of your investment in a Fund will go up and down. This means you could lose money over short or even extended periods.
[End callout]

FOREIGN SECURITIES Investing in foreign securities, including securities of foreign governments, typically involves more risks than investing in U.S. securities. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations. These risks, which can increase the potential for losses in the Funds and affect their share price, are discussed in more detail beginning on page 27.

SMALLER COMPANIES While smaller companies may offer substantial opportunities for capital growth, they also involve substantial risks and should be considered speculative. Historically, smaller company securities have been more volatile in price than larger company securities, especially over the short term. Among the reasons for the greater price volatility are the less certain growth prospects of smaller companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller companies to changing economic conditions.

In addition, small companies may lack depth of management, be unable to generate funds necessary for growth or development, or be developing or marketing new products or services for which markets are not yet established and may never become established.

CREDIT An issuer may be unable to make interest payments and repay principal. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value and, thus, impact performance.

LOWER-RATED AND UNRATED DEBT SECURITIES. Securities rated below investment grade, sometimes called "junk bonds," and the type of unrated debt securities purchased by the Funds, generally have more risk than higher-rated securities.

They also may fluctuate more in price, and are less liquid than higher-rated securities. Their prices are especially sensitive to developments affecting the company's business and to ratings changes, and typically rise and fall in response to factors that affect the company's stock prices. Companies issuing such lower-rated debt securities are not as strong financially, and are more likely to encounter financial difficulties and be more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates.

[Begin callout]
Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. Mutual fund shares involve investment risks, including the possible loss of principal. [End callout]


[Insert graphic of a bull and a bear] PERFORMANCE
                                      -----------

These bar charts and tables show the volatility of each Fund's returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund's returns from year to year over the past 10 calendar years. The table shows how the Fund's average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results.

MUTUAL BEACON FUND
CLASS Z ANNUAL TOTAL RETURNS/1

[Insert bar graph]

-------------------------------------------------------------------------------
17.60%  22.92%   22.93%   5.61%   25.89%  21.19%   22.99%  2.37%  16.79%  14.33%
91      92       93       94      95      96       97      98     99      00
-------------------------------------------------------------------------------
                                     YEAR

[Begin callout]
BEST
QUARTER:
Q4 '98
12.58%

WORST
QUARTER:
Q3 '98
-17.54%
[End callout]

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2000

                                        1 YEAR      5 YEARS      10 YEARS
-------------------------------------------------------------------------------
Mutual Beacon Fund - Class Z            14.33%      15.30%       17.02%
S&P 500(R)Index/2                       -9.11%      18.33%       17.46%

---------
1. As of March 31, 2001, the Fund's year-to-date return was 2.84%.
All Fund performance assumes reinvestment of dividends and capital gains.
2. Source: Standard & Poor's Micropal. The S&P 500(R)Index is an unmanaged group of widely held common stocks covering a variety of industries. It includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.
---------

MUTUAL QUALIFIED FUND
CLASS Z ANNUAL TOTAL RETURNS/1

[Insert bar graph]

-------------------------------------------------------------------------------
21.13%  22.70%  22.71%  5.73%  25.45%  22.30%  24.92%  0.50%  13.64%  14.25%
91      92      93      94     95      96      97      98     99     00
-------------------------------------------------------------------------------
                                    YEAR

[Begin callout]
BEST
QUARTER:
Q2 '99
13.41%

WORST
QUARTER:
Q3 '98
-17.70%
[End callout]

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2000

                                     1 YEAR      5 YEARS      10 YEARS
-------------------------------------------------------------------------------
Mutual Qualified Fund - Class Z      14.25%      14.79%       17.04%
S&P 500(R)Index/2                    -9.11%      18.33%       17.46%

---------
1. As of March 31, 2001, the Fund's year-to-date return was 2.89%.
All Fund performance assumes reinvestment of dividends and capital gains.
2. Source: Standard & Poor's Micropal. The S&P 500(R)Index is an unmanaged group of widely held common stocks covering a variety of industries. It includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.
---------

MUTUAL SHARES FUND
CLASS Z ANNUAL TOTAL RETURNS/1

[Insert bar graph]

-------------------------------------------------------------------------------
20.99%  21.32%  20.99%  4.55%  29.11%  20.76%  26.38%  0.45%  15.00%  13.83%
91      92      93      94     95      96      97      98     99      00
-------------------------------------------------------------------------------
                               YEAR

[Begin callout]
BEST
QUARTER:
Q4 '98
13.34%

WORST
QUARTER:
Q3 '98
-16.96%
[End callout]

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2000
                                        1 YEAR      5 YEARS    10 YEARS
-------------------------------------------------------------------------------
Mutual Shares Fund - Class Z            13.83%      14.95%     17.01%
S&P 500(R)Index/2                       -9.11%      18.33%     17.46%

---------
1. As of March 31, 2001, the Fund's year-to-date return was 3.28%.
All Fund performance assumes reinvestment of dividends and capital gains.
2. Source: Standard & Poor's Micropal. The S&P 500(R)Index is an unmanaged group of widely held common stocks covering a variety of industries. It includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.
---------

MUTUAL DISCOVERY FUND
CLASS Z ANNUAL TOTAL RETURNS/1

[Insert bar graph]

-------------------------------------------------------------------------------
35.85%    3.62%    28.63%    24.93%     22.94%    -1.90%     26.80%    12.59%
93        94       95        96         97        98         99        00
-------------------------------------------------------------------------------
                                  YEAR

[Begin callout]
BEST
QUARTER:
Q4 '98
14.23%

WORST
QUARTER:
Q3 '98
-19.44%
[End callout]

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2000
                                                                   SINCE
                                                                 INCEPTION
                                        1 YEAR      5 YEARS      12/31/92
-------------------------------------------------------------------------------
Mutual Discovery Fund - Clazz Z         12.59%      16.56%       18.53%
S&P 500(R)Index/2                       -9.11%      18.33%       17.20%
MSCI World Index/3                     -12.92%      12.53%       13.97%

---------
1. As of March 31, 2001, the Fund's year-to-date return was 0.00%.
All Fund performance assumes reinvestment of dividends and capital gains.
2. Source: Standard & Poor's Micropal. The S&P 500(R)Index is an unmanaged group of widely held common stocks covering a variety of industries. It includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.
3. Source: Standard & Poor's Micropal. The unmanaged Morgan Stanley Capital International (MSCI) World Index tracks the performance of approximately 1500 securities in 22 countries and is designed to measure world stock market performance. It includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.
---------

[Insert graphic of percentage sign] FEES AND EXPENSES
                                    -----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of a Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                       MUTUAL
                                BEACON     QUALIFIED   SHARES     DISCOVERY
-------------------------------------------------------------------------------
CLASS Z
Maximum sales charge (load)
 imposed on purchases           None       None        None       None
Redemption Fee/1                None       None        None       2.00%


ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                       MUTUAL
                                BEACON     QUALIFIED   SHARES     DISCOVERY
-------------------------------------------------------------------------------
Management fees/2               0.60%      0.60%       0.60%      0.80%
Distribution and service
 (12b-1) fees                   None       None        None       None
Other expenses                  0.23%      0.23%       0.22%      0.27%
                              -------------------------------------------------
Total annual Fund operating          0.83%      0.83%     0.82%     1.07%
expenses/2                    -------------------------------------------------

---------
1. This fee is only for Market Timers (see page 54).
2. For the fiscal year ended December 31, 2000, the manager had agreed in advance to limit its management fees. With this reduction, management fees and total operating expenses were as follows:

                                                       MUTUAL
                                BEACON     QUALIFIED   SHARES     DISCOVERY
-------------------------------------------------------------------------------
Management fees                 0.58%      0.57%       0.58%      0.78%
Total annual operating expenses 0.81%      0.80%       0.79%      1.05%

The manager ended this arrangement on June 30, 2000.
---------

EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

o You invest $10,000 for the periods shown;
o Your investment has a 5% return each year;
o The Fund's operating expenses remain the same; and
o You sell your shares at the end of the periods shown.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                          MUTUAL
                                  BEACON     QUALIFIED    SHARES    DISCOVERY
-------------------------------------------------------------------------------
If you sell your shares at the end of the period:
 1 Year                           $85        $85          $84       $109
 3 Years                          $265       $265         $262      $340
 5 Years                          $460       $460         $455      $590
 10 Years                         $1,025     $1,025       $1,014    $1,306


MUTUAL FINANCIAL SERVICES FUND

[Insert graphic of bullseye and arrows]  GOALS AND STRATEGIES
                                         --------------------

GOALS The Fund's principal investment goal is capital appreciation, which may occasionally be short-term. Its secondary goal is income.

MAIN INVESTMENT STRATEGIES Under normal market conditions, the Fund invests at least 65% of its total assets in securities of financial services companies that the manager believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value). Following this value-oriented strategy, the Fund primarily invests in:

o UNDERVALUED STOCKS Stocks trading at a discount to intrinsic value.

And, to a much smaller extent, the Fund also invests in:

o RESTRUCTURING COMPANIES Securities of companies that are involved in restructurings such as mergers, acquisitions, consolidations, liquidations, spinoffs, or tender or exchange offers.

o DISTRESSED COMPANIES Securities of companies that are, or are about to be, involved in reorganizations, financial restructurings, or bankruptcy.

[Begin callout]
The Fund invests primarily in securities of financial services companies the manager believes are undervalued.
[End callout]

The Fund concentrates its investments in securities of companies in the financial services industry. Financial services companies are companies that, in the manager's view, derive at least 50% of their assets or revenues from the creation, purchase and sale of financial instruments. These companies include banks, savings and loan organizations, credit card companies, brokerage firms, finance companies, sub-prime lending institutions, investment advisers, investment companies and insurance companies.

Because many companies in the financial services industry that meet the manager's investment criteria are smaller capitalization companies, the Fund may invest most of its assets in the securities of companies with market capitalization values (share price times the number of common stock shares outstanding) of $1.5 billion or less.

While the Fund generally purchases securities for investment purposes, the manager may seek to influence or control management, or invest in other companies that do so, when the manager believes the Fund may benefit.

The Fund may invest in debt securities to a lesser extent than its investments in equity securities. The Fund may invest in debt securities in any rating category established by an independent rating agency, including lower-rated (or comparable unrated) or defaulted debt securities ("junk bonds"). The Fund's investments in Restructuring and Distressed Companies typically involve the purchase ofjunk bonds or other indebtedness of such companies. The Fund generally makes such investments to achieve capital appreciation, rather than to seek income.

The Fund may invest a substantial portion (up to 35%) of its assets in foreign securities. The Fund generally seeks to hedge (protect) against currency risks, largely using forward foreign currency exchange contracts.

PORTFOLIO SELECTION The manager employs a research driven, fundamental value strategy. In choosing equity investments, the manager focuses on the market price of a company's securities relative to the manager's own evaluation of the company's asset value, including an analysis of book value, cash flow potential, long-term earnings, and multiples of earnings of comparable securities of both public or private companies. Value stock prices are considered "cheap" relative to the company's perceived value and are often out of favor with other investors. The prices of debt obligations of Restructuring or Distressed Companies also may be "cheap" relative to the value of the company's assets. The Fund may invest in such securities if the manager believes the market may have overreacted to adverse developments or failed to appreciate positive changes. The manager examines each investment separately and there are no set criteria as to specific value parameters, asset size, earnings or industry type.


[Insert graphic of chart with line going up and down] MAIN RISKS
                                                      ----------

STOCKS While stocks, as a class, have historically outperformed other types of investments over the long term, individual stock prices tend to go up and down more dramatically over the short term. These price movements may result from factors affecting individual companies or industries, or the securities market as a whole.

FINANCIAL SERVICES COMPANIES The Fund concentrates its investments in the financial service industry. As a result, general market and economic conditions as well as other risks specific to the financial services industry will impact the Fund's investments and its performance. For example, increases in interest rates can have a negative effect on the profitability of financial services companies.

Financial services companies are subject to extensive government regulation, which tends to limit not only the amount and types of loans and other financial commitments a financial services company can make, but the interest rates and fees it can charge. These limitations can have a significant impact on the profitability of a financial services company.
Insurance companies may be subject to heavy price competition, claims activity, marketing competition and general economic conditions. Certain lines of insurance can be significantly influenced by specific events. For example, property and casualty insurer profits may be affected by certain weather catastrophes and other disasters; and life and health insurer profits may be affected by mortality risks and morbidity rates.

The financial services industry is currently undergoing rapid change as existing distinctions between banking, insurance and brokerage businesses become blurred. The Gramm-Leach-Bliley Act, which was made effective March 11, 2000, repealed the sections of the Glass-Steagall Act prohibiting banks and bank holding companies from engaging in certain securities-related businesses under certain circumstances. In addition, the financial services industry continues to experience consolidations, development of new products and structures and changes to its regulatory framework. These changes are likely to have a significant impact on the financial services industry and the Fund, but it is not possible to predict whether the effect will be beneficial or adverse. That depends not only upon how these changes affect the industry, but also how the particular securities in the Fund's portfolio are affected.

VALUE INVESTING Value investments may not increase in price as anticipated by the manager, and may decline even further if other investors fail to recognize the company's value, or favor investing in faster-growing companies, or if the factors that the manager believes will increase the price do not occur.

The Fund's bargain-driven focus may result in the Fund choosing securities that are not widely followed by other investors. "Cheaply" priced securities also may include companies reporting poor earnings, companies whose share prices have declined sharply (sometimes growth companies that have recently stumbled) to levels considered "cheap" in the manager's opinion, turnarounds, cyclical companies, or companies emerging from bankruptcy, all of which may have a higher risk of continuing to be ignored or rejected, and therefore, remaining undervalued by the market or losing more value.

SMALLER COMPANIES While smaller companies may offer substantial opportunities for capital growth, they also involve substantial risks and should be considered speculative. Historically, smaller company securities have been more volatile in price than larger company securities, especially over the short term. Among the reasons for the greater price volatility are the less certain growth prospects of smaller companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller companies to changing economic conditions.

In addition, small companies may lack depth of management, be unable to generate funds necessary for growth or development, or be developing or marketing new products or services for which markets are not yet established and may never become established.

RESTRUCTURING AND DISTRESSED COMPANIES A merger or other restructuring or tender or exchange offer proposed at the time the Fund invests in a Restructuring Company may not be completed on the terms contemplated and, therefore, may not benefit the Fund as anticipated. Also, debt obligations of Distressed Companies typically are unrated, lower-rated, in default, or close to default and may become worthless.

[Begin callout]
Because the securities the Fund holds fluctuate in price, the value of your investment in the Fund will go up and down. This means you could lose money over short or even extended periods.
[End callout]

FOREIGN SECURITIES Investing in foreign securities, including securities of foreign governments, typically involves more risks than investing in U.S. securities. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations. These risks, which can increase the potential for losses in the Fund and affect its share price, are discussed in more detail beginning on page 27.

CREDIT An issuer may be unable to make interest payments and repay principal. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value and, thus, impact performance.

LOWER-RATED AND UNRATED DEBT SECURITIES. Securities rated below investment grade, sometimes called "junk bonds," and the type of unrated debt securities purchased by the fund, generally have more risk than higher-rated securities.

They also may fluctuate more in price, and are less liquid than higher-rated securities. Their prices are especially sensitive to developments affecting the company's business and to ratings changes, and typically rise and fall in response to factors that affect the company's stock prices. Companies issuing such lower-rated debt securities are not as strong financially, and are more likely to encounter financial difficulties and be more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates.

[Begin callout]
Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. Mutual fund shares involve investment risks, including the possible loss of principal. [End callout]

[Insert graphic of a bull and a bear] PERFORMANCE
                                      -----------

This bar chart and table show the volatility of the Fund's returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund's returns from year to year over the past 3 calendar years. The table shows how the Fund's average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results.

CLASS Z ANNUAL TOTAL RETURNS/1

[Insert bar graph]

-------------------------------------------------------------------------------
   7.08%          4.70%       32.29%
   98             99          00
-------------------------------------------------------------------------------
                  YEAR

[Begin callout]
BEST
QUARTER:
Q3 '00
22.27%

WORST
QUARTER:
Q3 '98
-17.75%
[End callout]

AVERAGE ANNUAL TOTAL RETURNS
For the periods ended December 31, 2000
                                                                   SINCE
                                                                 INCEPTION
                                                1 YEAR           (8/19/97)
-------------------------------------------------------------------------------
Mutual Financial Services Fund - Class Z        32.29%             19.84%
KBW 50 Total Return Index/2                     20.06%             10.51%
S&P 500(R)Index/3                               -9.11%             12.83%

---------
1. As of March 31, 2001, the Fund's year-to-date return was 2.27%.
All Fund performance assumes reinvestment of dividends and capital gains.
2. Source: Keefe, Bruyette & Woods, Inc. The unmanaged Keefe, Bruyette & Woods Index (KBW 50) tracks the stocks of the 50 largest U.S. banks. The index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.
3. Source: Standard & Poor's Micropal. The S&P 500(R)Index is an unmanaged group of widely held common stocks covering a variety of industries. It includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.
---------

[Insert graphic of percentage sign] FEES AND EXPENSES
                                    -----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                      CLASS Z
-----------------------------------------------------------------
Maximum sales charge (load) imposed on purchases       None


ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                      CLASS Z
-----------------------------------------------------------------
Management fees                                       0.80%
Distribution and service (12b-1) fees                 None
Other expenses                                        0.44%
                                              -------------------
Total annual Fund operating expenses                  1.24%
                                              -------------------



EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

o You invest $10,000 for the periods shown;
o Your investment has a 5% return each year;
o The Fund's operating expenses remain the same; and
o You sell your shares at the end of the periods shown.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

 1 YEAR    3 YEARS    5 YEARS    10 YEARS
-------------------------------------------
  $126      $393      $681       $1,500


MUTUAL EUROPEAN FUND

[Insert graphic of bullseye and arrows]  GOALS AND STRATEGIES
                                         --------------------

GOALS The Fund's principal investment goal is capital appreciation, which may occasionally be short-term. Its secondary goal is income.

MAIN INVESTMENT STRATEGIES Under normal market conditions, the Fund invests at least 65% of its total assets in securities of European companies that the manager believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value). Following this value-oriented strategy, the Fund primarily invests in:

o UNDERVALUED STOCKS Stocks trading at a discount to intrinsic value.

And, to a much smaller extent, the Fund also invests in:

o RESTRUCTURING COMPANIES Securities of companies that are involved in restructurings such as mergers, acquisitions, consolidations, liquidations, spinoffs, or tender or exchange offers.

o DISTRESSED COMPANIES Securities of companies that are, or are about to be, involved in reorganizations, financial restructurings, or bankruptcy.

[Begin callout]
The Fund invests primarily in equity securities of European companies that the manager believes are undervalued.
[End callout]

The Fund invests primarily in mid- and large-cap companies with market capitalization values (share price times the number of common stock shares outstanding) greater than $1.5 billion. The Fund also may invest a substantial portion of its assets in small-cap companies.

The Fund defines European companies as issuers (i) organized under the laws of, or (ii) whose principal business operations are located in, or (iii) who earn at least 50% of their revenue from European countries. For purposes of the Fund's investments, European countries means all of the countries that are members of the European Union, the United Kingdom, Scandinavia, Eastern and Western Europe, and those regions of Russia and the former Soviet Union that are considered part of Europe. The Fund currently intends to invest primarily in securities of issuers in Western Europe and Scandinavia.

The Fund will normally invest in securities from at least five different countries, although, from time to time, it may invest all of its assets in a single country. The Fund also may invest up to 35% of its total assets in securities of U.S. issuers, as well as in securities of issuers from the Levant, the Middle East and the remaining regions of the world. The Fund generally seeks to hedge (protect) against currency risks, largely using forward currency exchange contracts.

While the Fund generally purchases securities for investment purposes, the manager may seek to influence or control management, or invest in other companies that do so, when the manager believes the Fund may benefit.

The Fund may invest in debt securities to a lesser extent than its investments in equity securities. The Fund may invest in debt securities in any rating category established by an independent rating agency, including lower rated (or comparable unrated) or defaulted debt securities ("junk bonds"). The Fund's investments in Restructuring and Distressed Companies typically involve the purchase of junk bonds or other indebtedness of such companies. The Fund generally makes such investments to achieve capital appreciation, rather than to seek income.

PORTFOLIO SELECTION The manager employs a research driven, fundamental value strategy. In choosing equity investments, the manager focuses on the market price of a company's securities relative to the manager's own evaluation of the company's asset value, including an analysis of book value, cash flow potential, long-term earnings, and multiples of earnings of comparable securities of both public or private companies. Value stock prices are considered "cheap" relative to the company's perceived value and are often out of favor with other investors. The prices of debt obligations of Restructuring or Distressed Companies also may be "cheap" relative to the value of the company's assets. The Fund may invest in such securities if the manager believes the market may have overreacted to adverse developments or failed to appreciate positive changes. The manager examines each investment separately and there are no set criteria as to specific value parameters, asset size, earnings or industry type.


[Insert graphic of chart with line going up and down] MAIN RISKS
                                                      ----------

STOCKS While stocks, as a class, have historically outperformed other types of investments over the long term, individual stock prices tend to go up and down more dramatically over the short term. These price movements may result from factors affecting individual companies or industries, or the securities market as a whole.

VALUE INVESTING Value stock prices are considered "cheap" relative to the company's perceived value and are often out of favor among investors. The prices of debt obligations of Restructuring or Distressed Companies also may be "cheap" relative to the perceived value of the company's assets. The Fund may invest in such securities if the manager believes the market may have overreacted to adverse developments or failed to appreciate positive changes. Value investments may not, however, increase in price as anticipated by the manager, and may decline even further if other investors fail to recognize the company's value, or favor investing in faster-growing companies, or if the factors that the manager believes will increase the price do not occur.

The Fund's bargain-driven focus may result in the Fund choosing securities that are not widely followed by other investors. "Cheaply" priced securities also may include companies reporting poor earnings, companies whose share prices have declined sharply (sometimes growth companies that have recently stumbled) to levels considered "cheap" in the manager's opinion, turnarounds, cyclical companies, or companies emerging from bankruptcy, all of which may have a higher risk of continuing to be ignored or rejected, and therefore, remaining undervalued by the market or losing more value.

FOREIGN SECURITIES Investing in foreign securities, including securities of foreign governments, typically involves more risks than investing in U.S. securities. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations. These risks, which can increase the potential for losses in the Fund and affect its share price, are discussed in more detail on page 27.

REGION. Investment in a single region, even though representing a number of different countries within the region, may be affected by common economic forces and other factors. The Fund is subject to greater risks of adverse events which occur in the region and may experience greater volatility than a fund that is more broadly diversified geographically. Political or economic disruptions in European countries, even in countries in which the Fund is not invested, may adversely affect security values and thus the Fund's holdings.

EURO. On January 1, 1999, the European Economic and Monetary Union introduced a new single currency called the euro. By July 1, 2002, the euro will have replaced the national currencies of a number of European countries. The change to the euro as a single currency is new and untested. It is not possible to predict the impact of the euro on currency values or on the business or financial condition of European countries and issuers and issuers in other regions whose securities the Fund may hold, or the impact, if any, on Fund performance.

RESTRUCTURING AND DISTRESSED COMPANIES A merger or other restructuring or tender or exchange offer proposed at the time the Fund invests in a Restructuring Company may not be completed on the terms contemplated and, therefore, may not benefit the Fund as anticipated. Also, debt obligations of Distressed Companies typically are unrated, lower rated, in default or close to default and may become worthless.

[Begin callout]
Because the securities the Fund holds fluctuate in price, the value of your investment in the Fund will go up and down. This means you could lose money over short or even extended periods.
[End callout]

SMALLER COMPANIES While smaller companies may offer substantial opportunities for capital growth, they also involve substantial risks and should be considered speculative. Historically, smaller company securities have been more volatile in price than larger company securities, especially over the short term. Among the reasons for the greater price volatility are the less certain growth prospects of smaller companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller companies to changing economic conditions.

In addition, small companies may lack depth of management, be unable to generate funds necessary for growth or development, or be developing or marketing new products or services for which markets are not yet established and may never become established.

CREDIT An issuer may be unable to make interest payments and repay principal. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value and, thus, impact Fund performance.

LOWER-RATED AND UNRATED DEBT SECURITIES. Securities rated below investment grade, sometimes called "junk bonds," and the type of unrated debt securities purchased by the Fund, generally have more risk than higher-rated securities.

They also may fluctuate more in price, and are less liquid than higher-rated securities. Their prices are especially sensitive to developments affecting the company's business and to ratings changes, and typically rise and fall in response to factors that affect the company's stock prices. Companies issuing such lower-rated debt securities are not as strong financially, and are more likely to encounter financial difficulties and be more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates.

[Begin callout]
Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. Mutual fund shares involve investment risks, including the possible loss of principal. [End callout]

[Insert graphic of a bull and a bear] PERFORMANCE
                                      -----------

This bar chart and table show the volatility of the Fund's returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund's returns from year to year over the past 4 calendar years. The table shows how the Fund's average annual total returns compare to those of a broad-based securities market index. Of course, past performance cannot predict or guarantee future results.

CLASS Z ANNUAL TOTAL RETURNS/1

[Insert bar graph]

-------------------------------------------------------------------------------
          23.16%        4.74%        46.81%       14.46%
          97            98           99           00
-------------------------------------------------------------------------------
                              YEAR

[Begin callout]
BEST
QUARTER:
Q4 '99
27.47%

WORST
QUARTER:
Q3 '98
-20.16%
[End callout]

AVERAGE ANNUAL TOTAL RETURNS-1.80
For the periods ended December 31, 2000
                                                               SINCE
                                                             INCEPTION
                                              1 YEAR         (7/3/96)
--------------------------------------------------------------------------
Mutual European Fund - Class Z                14.46%      22.43%
MSCI All Country Europe Index/2               -8.87%      15.80%

---------
1. As of March 31, 2001, the Fund's year-to-date return was -1.80%.
All Fund performance assumes reinvestment of dividends and capital gains.
2. Source: Standard & Poor's Micropal. The unmanaged Morgan Stanley Capital International (MSCI) All Country Europe Index measures the weighted average performance, in U.S. dollars, of about 60% of the market capitalization listed on 21 European stock exchanges (approximately 700 securities). It includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.
---------

[Insert graphic of percentage sign] FEES AND EXPENSES
                                    -----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                          CLASS Z
------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases          None
Redemption Fee/1                                          2.00%


ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                          CLASS Z
------------------------------------------------------------------------
Management fees/2                                         0.80%
Distribution and service (12b-1) fees                     None
Other expenses                                            0.24%
                                                     -------------------
Total annual Fund operating expenses/2                    1.04%
                                                     -------------------

---------
1. This fee is only for Market Timers (see page 54).
2. For the fiscal year ended December 31, 2000, the manager had agreed in advance to limit its management fees. With this reduction, management fees were 0.79% and total annual Fund operating expenses were 1.03%. The manager ended this arrangement on June 30, 2000.
---------

EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

o You invest $10,000 for the periods shown;
o Your investment has a 5% return each year;
o The Fund's operating expenses remain the same; and
o You sell your shares at the end of the periods shown.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

 1 YEAR      3 YEARS    5 YEARS      10 YEARS
-----------------------------------------------------
  $106       $331       $574         $1,271


[Insert graphic of stocks and bonds]
MORE INFORMATION ON INVESTMENT POLICIES, PRACTICES AND RISKS
-------------------------------------------------------------------------------

EQUITY SECURITIES Each Fund mainly invests in equity securities. An equity security, or stock, represents a proportionate share of the ownership of a company; its value is based on the success of the company's business, any income paid to stockholders, the value of its assets, and general market conditions. Common stocks and preferred stocks, and securities convertible into common stock, are examples of equity securities.

DEBT SECURITIES Each Fund also may invest in debt securities. Debt securities represent the obligation of the issuer to repay a loan of money to it, and generally pay interest to the holder. Bonds, notes and debentures are examples of debt securities.

INDEBTEDNESS, PARTICIPATIONS AND TRADE CLAIMS The Funds' investments in Restructuring and Distressed Companies typically involve the purchase of junk bonds, or comparable unrated debt securities, or the purchase of direct indebtedness (or participations in the indebtedness) of such companies. Indebtedness generally represents a specific commercial loan or portion of a loan made to a company by a financial institution such as a bank or insurance company. Loan participations represent fractional interests in a company's indebtedness and are generally made available by banks or insurance companies. By purchasing all or a part of a company's direct indebtedness, a Fund, in effect, steps into the shoes of the lender. If the loan is secured, the Fund will have a priority claim to the assets of the company ahead of unsecured creditors and stockholders. The Funds generally make such investments to achieve capital appreciation, rather than to seek income.

The Funds also may purchase trade claims and other similar direct obligations or claims against companies in bankruptcy. Trade claims are generally purchased from creditors of the bankrupt company and typically represent money due to a supplier of goods or services to the company.

The purchase of indebtedness or loan participations of a troubled company always involves a risk as to the creditworthiness of the issuer and the possibility that principal invested may be lost. Purchasers of participations, such as the Funds, must rely on the financial institution issuing the participation to assert any rights against the borrower with respect to the underlying indebtedness. In addition, the Funds take on the risk as to the creditworthiness of the bank or other financial intermediary issuing the participation, as well as that of the company issuing the underlying indebtedness. When a Fund purchases a trade claim, there is no guarantee that the debtor will ever be able to satisfy the obligation on the trade claim.

FOREIGN SECURITIES Securities of companies located outside the U.S. involve additional risks that can increase the potential for losses in the Funds to the extent that they invest in these securities. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations. These include country risks (due to general securities market movements in any country where a Fund has investments), company risks (due to less stringent disclosure, accounting, auditing and financial reporting standards and practices; less liquid securities; and less government supervision and regulation of foreign markets and their participants), and currency risks (due to fluctuations in currency exchange rates and the introduction of the euro).

CURRENCY EXCHANGE RATES. Foreign securities may be issued and traded in foreign currencies. As a result, their values may be affected by changes in exchange rates between foreign currencies and the U.S. dollar, as well as between currencies of countries other than the U.S. For example, if the value of the U.S. dollar goes up compared to a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth less U.S. dollars. The impact of the euro, a relatively new currency adopted by certain European countries to replace their national currencies, is unclear at this time.

POLITICAL AND ECONOMIC DEVELOPMENTS. The political, economic and social structures of some foreign countries may be less stable and more volatile than those in the U.S. Investments in these countries may be subject to the risks of internal and external conflicts, currency devaluations, foreign ownership limitations and tax increases. It is possible that a government may take over the assets or operations of a company or impose restrictions on the exchange or export of currency or other assets. Some countries also may have different legal systems that may make it difficult for the Funds to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to their foreign investments.

TRADING PRACTICES. Brokerage commissions and other fees generally are higher for foreign securities. Government supervision and regulation of foreign stock exchanges, currency markets, trading systems and brokers may be less than in the U.S. The procedures and rules governing foreign transactions and custody (holding of the Funds' assets) also may involve delays in payment, delivery or recovery of money or investments.

AVAILABILITY OF INFORMATION. Foreign companies may not be subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies. Thus, there may be less information publicly available about foreign companies than about most U.S. companies.

LIMITED MARKETS. Certain foreign securities may be less liquid (harder to sell) and more volatile than many U.S. securities. This means the Funds may at times be unable to sell foreign securities at favorable prices.

DERIVATIVE SECURITIES The Funds generally seek to hedge (protect) against currency risks, largely using forward foreign currency exchange contracts, where available and when, in the manager's opinion, it would be advantageous to the Funds. A forward foreign currency exchange contract is an agreement to buy or sell a specific currency at a future date and at a price set at the time of the contract. Forward foreign currency exchange contracts may reduce the risk of loss from a change in value of a currency, but they also limit any potential gains and do not protect against fluctuations in the value of the underlying position.

Forward foreign currency exchange contracts are considered derivative investments, because their value depends on the value of an underlying asset to be purchased or sold. The Funds' investments in derivatives may involve a small investment relative to the amount of risk assumed. To the extent the Funds enter into these transactions, their success will depend on the manager's ability to predict market movements, and their use may have the opposite effect of that intended. Risks include potential loss due to the imposition of controls by a government on the exchange of foreign currencies, delivery failure, default by the other party, or inability to close out a position because the trading market became illiquid.

LIQUIDITY Each Fund may invest up to 15% of its net assets in securities with a limited trading market. Reduced liquidity may have an adverse impact on market price and a Fund's ability to sell particular securities when necessary to meet the Fund's liquidity needs or in response to a specific economic event, such as the deterioration in the creditworthiness of an issuer. Reduced liquidity in the secondary market for certain securities also may make it more difficult for a Fund to obtain market quotations based on actual trades for the purpose of valuing the Fund's portfolio.

TEMPORARY INVESTMENTS The manager may keep a portion of each Fund's assets in cash or invested in short-term, highly liquid money market instruments, when it believes that insufficient investment opportunities meeting the Fund's investment criteria exist. For example, when prevailing market valuations for securities are high, there may be fewer securities available at prices below their intrinsic value. In addition, when the manager believes market or economic conditions are unfavorable for investors, the manager may invest up to 100% of each Fund's assets in a temporary defensive manner or hold a substantial portion of the Fund's portfolio in cash. In these circumstances, a Fund may be unable to achieve its investment goals.

More detailed information about the Funds, their policies and risks can be found in the Funds' Statement of Additional Information (SAI).

[Insert graphic of briefcase] MANAGEMENT
                              ----------

Franklin Mutual Advisers, LLC (Franklin Mutual), 51 John F. Kennedy Parkway, Short Hills, NJ 07078, is the Funds' investment manager. Together, Franklin Mutual and its affiliates manage over $246 billion in assets.

The following persons are responsible for the Funds' portfolio management:

JEFF DIAMOND, SENIOR VICE PRESIDENT OF FRANKLIN MUTUAL
Mr. Diamond has been a member of the management team of the Funds since 1998, when he joined Franklin Templeton Investments. Previously, he was vice president and co-manager of Prudential Conservative Stock Fund. Mr. Diamond shares primary responsibility for the investments of Mutual Qualified Fund and Mutual Financial Services Fund.

MATTHEW HAYNES, PORTFOLIO MANAGER OF FRANKLIN MUTUAL
Mr. Haynes has been a portfolio manager for Mutual Beacon Fund and Mutual European Fund since July 2001. He joined Franklin Templeton Investments as a research analyst in July 2001. Prior to joining the Mutual Series in 2001, Mr. Haynes was a vice president and portfolio manager of international equities at Morgan Stanley Dean Witter Advisors in New York. He also co-manager of two global equity mutual funds.

PETER A. LANGERMAN, CHIEF EXECUTIVE OFFICER OF FRANKLIN MUTUAL
Mr. Langerman has been a member of the management team of the Funds since 1986. He joined Franklin Templeton Investments in 1996. Before November 1996, Mr. Langerman was employed as a research analyst for Heine Securities Corporation, the Funds' former manager.

SUSAN POTTO, SENIOR VICE PRESIDENT of FRANKLIN MUTUAL
Ms. Potto has been a member of the management team of the Funds since January 2000, and shares primary responsibility for the investments of Mutual Qualified Fund. She joined Franklin Templeton Investments in 1996. Before November 1996, Ms. Potto was employed as an equity analyst for Heine Securities Corporation, the Funds' former manager.

TIMOTHY RANKIN, ASSISTANT PORTFOLIO MANAGER OF FRANKLIN MUTUAL Mr. Rankin has been an assistant portfolio manager for Mutual Discovery Fund since May 2001 and Mutual Shares Fund since July 2001. He joined Franklin Templeton Investments as a research analyst in August 1997. From June 1992 until July 1997, Mr. Rankin was an analyst for Glickenhaus & Co.

JOSHUA ROSS, PORTFOLIO MANAGER OF FRANKLIN MUTUAL
Mr. Ross has been a member of the management team of the Funds since May 2001. He shares primary responsibility for the investments of Mutual Financial Services Fund. Mr. Ross joined Franklin Templeton Investments as a research analyst in June 1998. Prior to joining Franklin Mutual Advisers in 1998, Mr. Ross was a research analyst at Fidelity Investments, specializing in domestic property/casualty insurance.

DEBORAH TURNER CFA, ASSISTANT PORTFOLIO MANAGER OF FRANKLIN MUTUAL Ms. Turner has been an assistant portfolio manager for Mutual Shares Fund since July 2001. She joined Franklin Templeton Investments in 1996. Prior to November 1996, Ms. Turner was employed as a research analyst for Heine Securities corporation, the Funds' former manager.

DAVID J. WINTERS CFA, PRESIDENT AND CHIEF INVESTMENT OFFICER OF FRANKLIN MUTUAL Mr. Winters has been a member of the management team of the Funds since 1987, and is the portfolio manager with primary responsibility for the investments of Mutual Shares Fund and Mutual Discovery Fund. Mr. Winters also shares primary responsibility for the investments of Mutual Beacon Fund and Mutual European Fund. He joined Franklin Templeton Investments in 1996. Before November 1996, Mr. Winters was employed as a research analyst for Heine Securities Corporation, the Funds' former manager.

Each Fund pays Franklin Mutual a fee for managing the Fund's assets. For the first half of the fiscal year ended December 31, 2000, Franklin Mutual had agreed in advance to limit its fees. The table below shows the management fees paid by each Fund to the manager for its services, as a percentage of average daily net assets, for the fiscal year ended December 31, 2000.

                             MANAGEMENT
                             FEES BEFORE               MANAGEMENT
                             ADVANCE WAIVER(%)         FEES PAID (%)
----------------------------------------------------------------------------
Mutual Beacon                0.60                      0.58
Mutual Discovery             0.80                      0.78
Mutual European              0.80                      0.79
Mutual Financial Services    0.80                      0.80
Mutual Qualified             0.60                      0.57
Mutual Shares                0.60                      0.58

[Insert graphic of dollar signs and stacks of coins] DISTRIBUTIONS AND TAXES
                                                     -----------------------

INCOME AND CAPITAL GAIN DISTRIBUTIONS

Each Fund intends to pay an income dividend from its net investment income twice each calendar year. Capital gains, if any, may be distributed at least annually. The amount of any distributions will vary, and there is no guarantee a Fund will pay either income dividends or capital gain distributions.

AVOID "BUYING A DIVIDEND" If you invest in a Fund shortly before it makes a distribution, you may receive some of your investment back in the form of a taxable distribution.

TAX CONSIDERATIONS In general, if you are a taxable investor, Fund distributions are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash. Any capital gains a Fund distributes are taxable as long-term capital gains no matter how long you have owned your shares. Every January, you will receive a statement that shows the tax status of distributions you received for the previous year.
When you redeem your shares in a Fund, you may realize a capital gain or loss. For tax purposes, an exchange of your Fund shares for shares of a different Franklin Templeton fund is the same as a redemption.

Fund distributions and gains from the redemption of your shares generally are subject to state and local taxes. Non-U.S. investors may be subject to U.S. withholding or estate tax, and are subject to special U.S. tax certification requirements. You should consult your tax advisor about the federal, state, local or foreign tax consequences of your investment in a Fund.

As global value funds and subject to certain limitations, any foreign taxes that the Mutual Discovery or the Mutual European Funds pay on their investments may be passed through to you as a foreign tax credit.

BACKUP WITHHOLDING. By law, a Fund must withhold 31% of your taxable distributions and redemption proceeds unless you:
o  provide your correct social security or taxpayer identification number,
o  certify that this number is correct,
o  certify that you are not subject to backup withholding, and
o  certify that you are a U.S. person (including a U.S. resident alien).

A Fund must also withhold if the IRS instructs it to do so.


[Insert graphic of a dollar bill] FINANCIAL HIGHLIGHTS
                                  --------------------

These tables present the financial performance for Class Z for the past five years or since its inception. This information has been audited by Ernst & Young LLP.

MUTUAL BEACON FUND
CLASS Z                                      YEAR ENDED DECEMBER 31,
-------------------------------------------------------------------------------
                                2000     1999      1998      1997      1996/1
-------------------------------------------------------------------------------
PER SHARE DATA/2 ($)
Net asset value,
beginning of year               13.84    13.12     14.12     12.98     11.98
                           ----------------------------------------------------
 Net investment income            .22      .22       .33       .31       .40
 Net realized and
  unrealized gains               1.62     1.95      (.01)     2.63      2.08
                           ----------------------------------------------------
Total from investment
 operations                      1.84     2.17       .32      2.94      2.48
                           ----------------------------------------------------
Less distributions from:
 Net investment income           (.44)    (.27)     (.45)     (.54)     (.35)
 Net realized gains             (1.86)   (1.18)     (.87)    (1.26)    (1.13)
                           ----------------------------------------------------
Total distributions             (2.30)   (1.45)    (1.32)    (1.80)    (1.48)
                           ----------------------------------------------------
Net asset value, end of         13.38    13.84     13.12     14.12     12.98
 year                      ====================================================
Total return (%)                14.33    16.79      2.37     23.03     21.19

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year
($ x 1 million)                3,042    3,218     4,031     5,679    4,920
Ratios to average net
assets: (%)
 Expenses(a)                      .81      .79       .78       .79       .73
 Expenses excluding
  waiver and payments by          .83      .83       .81       .82       .75
   affiliate
 Net investment income           1.55     1.52      2.28      1.92      3.21
Portfolio turnover rate (%)     62.11    67.61     65.27     54.72     66.87

(a)Excluding dividend expense on securities sold short, ratios to average net assets: (%)
 Expenses                         .78      .78       .76       .74       .73
 Expenses excluding
  waiver and payments by          .80      .82       .79       .77       .75
   affiliate

---------
1. Per share amounts for the period ended December 31, 1996, have been restated to reflect a 3-for-1 stock split effective February 3, 1997.
2. Based on average weighted shares outstanding effective year ended
December 31, 1999.
---------

MUTUAL QUALIFIED FUND

CLASS Z                              YEAR ENDED DECEMBER 31,
-------------------------------------------------------------------------------
                                2000     1999      1998      1997      1996/1
-------------------------------------------------------------------------------
PER SHARE DATA/2 ($)
Net asset value,
beginning of year               16.91    16.46     18.19     16.24     14.87
                           ----------------------------------------------------
 Net investment income            .24      .23       .43       .37       .47
 Net realized and
  unrealized gains               1.99     1.99      (.38)     3.62      2.62
                           ----------------------------------------------------
Total from investment            2.23     2.22       .05      3.99      3.09
 operations                ----------------------------------------------------
Less distributions from:
 Net investment income           (.55)    (.29)     (.45)     (.64)     (.43)
 Net realized gains             (1.98)   (1.48)    (1.33)    (1.40)    (1.29)
                           ----------------------------------------------------
Total distributions             (2.53)   (1.77)    (1.78)    (2.04)    (1.72)
                           ----------------------------------------------------
Net asset value, end of         16.61    16.91     16.46     18.19     16.24
 year                      ====================================================
 Total return (%)               14.25    13.64       .45     24.95    21.19

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year
($ x 1 million)                2,921     3,152     3,943     5,240     4,288
Ratios to average net
assets: (%)
 Expenses(a)                      .80      .80       .77       .79      .75
 Expenses excluding
  waiver and payments by          .83      .85       .80       .82      .78
   affiliate
 Net investment income           1.43     1.31      2.05      1.85     3.06
Portfolio turnover rate (%)     54.73    59.84     66.84     52.76    65.03

(a)Excluding dividend expense on securities sold short, ratios to average net assets: (%)
 Expenses                         .78      .77       .76       .75      .75
 Expenses excluding
  waiver and payments by          .81      .82       .79       .78      .78

---------
1. Per share amounts for the period ended December 31, 1996, have been restated to reflect a 2-for-1 stock split effective February 3, 1997.
2. Based on average weighted shares outstanding effective year ended
December 31, 1999.
---------

MUTUAL SHARES FUND

CLASS Z                             YEAR ENDED DECEMBER 31,
-------------------------------------------------------------------------------
                                2000     1999      1998      1997      1996/1
-------------------------------------------------------------------------------
PER SHARE DATA/2 ($)
Net asset value,
beginning of year              20.43     19.55     21.30     18.57     17.29
                           ----------------------------------------------------
 Net investment income           .34       .33       .53       .42       .55
 Net realized and
  unrealized gains              2.23      2.55      (.46)     4.43      2.96
                           ----------------------------------------------------
Total from investment           2.57      2.88       .07      4.85      3.51
 operations                ----------------------------------------------------
Less distributions from:
 Net investment income          (.70)     (.42)     (.53)     (.54)     (.50)
 Net realized gains            (2.51)    (1.58)    (1.29)    (1.58)    (1.73)
                           ----------------------------------------------------
Total distributions            (3.21)    (2.00)    (1.82)    (2.12)    (2.23)
                           ----------------------------------------------------
Net asset value, end of        19.79     20.43     19.55     21.30     18.57
year                       ====================================================
Total return (%)               13.83     14.95       .45     26.44     20.76

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year
($ x 1 million)                 5,359    5,572      6,279     7,919    6,543
Ratios to average net
assets: (%)
 Expenses(a)                     .79       .77       .76       .76       .70
 Expenses excluding
  waiver and payments by         .82       .81       .80       .79       .72
   affiliate
 Net investment income          1.69      1.58      2.15      1.92      3.02
Portfolio turnover rate (%)    63.22     66.24     69.46     49.61     58.35

(a)Excluding dividend expense on securities sold short, ratios to average net assets: (%)
 Expenses                        .76       .75       .73       .72       .70
 Expenses excluding
  waiver payments by             .79       .79       .77       .75       .72
affiliate

---------
1. Per share amounts for the period ended December 31, 1996, have been restated to reflect a 5-for-1 stock split effective February 3, 1997.
2. Based on average weighted shares outstanding effective year ended
December 31, 1999.
---------


MUTUAL DISCOVERY FUND
CLASS Z                             YEAR ENDED DECEMBER 31,
-------------------------------------------------------------------------------
                                2000     1999      1998      1997      1996
-------------------------------------------------------------------------------
PER SHARE DATA/1 ($)
Net asset value,
beginning of year               21.10    17.27     18.89     17.18     15.16
                            ---------------------------------------------------
 Net investment income            .36      .25       .38       .39      .34
 Net realized and
  unrealized gains               2.14     4.32      (.71)     3.49     3.39
                            ---------------------------------------------------
Total from investment
 operations                      2.50     4.57      (.33)     3.88     3.73
                            ---------------------------------------------------
Less distributions:
 Net investment income           (.63)    (.42)     (.48)     (.81)    (.31)
 Net realized gains             (4.04)    (.32)     (.81)    (1.36)   (1.40)
                            ---------------------------------------------------
Total distributions            (4.67)    (.74)     (1.29)    (2.17)   (1.71)
                            ---------------------------------------------------
Net asset value, end of        18.93    21.10      17.27     18.89    17.18
 year                       ---------------------------------------------------
Total return (%)               12.59    26.80      (1.90)    22.94    24.93

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year ($
x 1 million)                    2,010    2,038      2,514     3,880    2,976
Ratios to average net
assets: (%)
 Expenses(a)                    1.05     1.05       1.01       .98      .96
 Expenses excluding
  waiver and payments by        1.07     1.11       1.04      1.00      .99
   affiliate
 Net investment income          1.64     1.33       1.81      1.82     2.24
Portfolio turnover rate (%)    75.34    87.67      83.57     58.15    80.18

(a)Excluding dividend expense on securities sold short, ratios to average net assets: (%)
 Expenses                       1.02     1.03       1.00       .98      .96
 Expenses excluding waiver
  and payments by affiliate     1.04     1.09       1.03      1.00      .99

---------
1. Based on average weighted shares outstanding effective year ended December 31, 1999.
---------

MUTUAL FINANCIAL SERVICES FUND

CLASS Z                              YEAR ENDED DECEMBER 31,
-------------------------------------------------------------------------------
                                       2000      1999      1998      1997/1
-------------------------------------------------------------------------------
PER SHARE DATA/2 ($)
Net asset value,
beginning of year                      13.05     12.85     12.27     10.00
                                -----------------------------------------------
 Net investment income                   .23       .16       .24       .04
 Net realized and unrealized
  gains                                 3.87       .45       .64      2.35
                                -----------------------------------------------
Total from investment                   4.10       .61       .88      2.39
 operations                     -----------------------------------------------
Less distributions from:
 Net investment income                  (.24)     (.19)     (.19)     (.03)
 Net realized gains                     (.58)     (.22)     (.11)     (.09)
                                -----------------------------------------------
Total distributions                     (.82)     (.41)     (.30)     (.12)
                                -----------------------------------------------
Net asset value, end of year           16.33     13.05     12.85     12.27
                                ===============================================
Total return (%)/3                     32.29      4.78      7.08     23.92

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year ($ x          80,051     76,916   143,132    136,350
1000)
Ratios to average net assets: (%)
 Expenses(a)                            1.24      1.07      1.01      1.00/4
 Expenses excluding waiver
  and payments by affiliate             1.24      1.20      1.10      1.62/4
 Net investment income                  1.65      1.17      1.76      1.37/4
Portfolio turnover rate (%)            53.65     81.81    136.76     42.26

(a)Excluding dividend expense on securities sold short, ratios to average net assets: (%)
 Expenses                               1.23      1.05      1.00      1.00/4
 Expenses excluding waiver and
  payments by affiliate                 1.23      1.18      1.09      1.62/4

---------
1. For the period August 19, 1997 (commencement of operations) to December 31, 1997.
2. Based on average weighted shares outstanding effective year ended December 31, 1998.
3.  Total return is not annualized.
4.  Annualized.
---------


MUTUAL EUROPEAN FUND
CLASS Z                      YEAR ENDED DECEMBER 31,
-------------------------------------------------------------------------------
                               2000/2    1999/2    1998      1997/2    1996/1
-------------------------------------------------------------------------------
PER SHARE DATA ($)
Net asset value,
beginning of year              16.89     12.54     12.60     11.39     10.00
                            ---------------------------------------------------
 Net investment income           .35       .24       .31       .33       .06
 Net realized and
  unrealized gains              1.98      5.50       .33      2.28      1.40
                            ---------------------------------------------------
Total from investment
 operations                     2.33      5.74       .64      2.61      1.46
                            ---------------------------------------------------
Less distributions from:
 Net investment income          (.54)     (.50)     (.34)     (.84)     (.05)
 Net realized gains            (3.16)     (.89)     (.36)     (.56)     (.02)
                            ---------------------------------------------------
Total distributions            (3.70)    (1.39)     (.70)    (1.40)     (.07)
                            ---------------------------------------------------
Net asset value, end of        15.52     16.89     12.54     12.60     11.39
 year                       ===================================================
Total return (%)/3             14.46     46.81      4.74     23.16     14.61

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year ($
x 1 million)                    578      524         484      547      450
Ratios to average net
assets: (%)
 Expenses(a)                    1.03      1.05      1.05      1.02      1.09/4
 Expenses excluding
  waiver and payments by        1.04      1.09      1.05      1.05      1.15/4
   affiliate
 Net investment income          1.93      1.69      2.02      2.53      1.87/4
Portfolio turnover rate (%)   111.83    127.05     97.62     98.12     36.75

(a)Excluding dividend expense on securities sold short, ratios to average net assets: (%)
 Expenses                       1.03      1.04      1.05      1.02      1.09/4
 Expenses excluding waiver
  and payments by affiliate     1.04      1.08      1.05      1.05      1.15/4

---------
1.  For the period July 3, 1996 (commencement of operations) to December 31,
1996.
2. Based on average weighted shares outstanding.
3. Total return is not annualized.
4. Annualized.
---------


YOUR ACCOUNT

[Insert graphic of pencil marking an "X"]QUALIFIED INVESTORS
                                         -------------------

The following investors may qualify to buy Class Z shares of the Funds.

o Current shareholders who owned shares of any Mutual Series Fund on October 31, 1996, and their immediate family members residing at the same address

o Partnership shareholders who owned shares of any Mutual Series Fund on October 31, 1996, whether or not they are listed on the registration

o Corporate shareholders who owned shares of any Mutual Series Fund on October 31, 1996, using the same registration, or new companies of such corporate shareholders that have been reorganized into smaller, independent companies

o Shareholders who owned shares of any Mutual Series Fund through a broker-dealer or service agent omnibus account on October 31, 1996

o Employees who owned shares of any Mutual Series Fund through an employer-sponsored retirement plan on October 31, 1996, and who wish to open new individual Class Z accounts in their own names

o Qualified registered investment advisors who have clients invested in any of the Mutual Series Funds on October 31, 1996, or who buy through a broker-dealer or service agent who has entered into an agreement with Franklin Templeton Distributors Inc. (Distributors)

The investors listed above may buy Class Z shares subject to the following minimum investment requirements:

MINIMUM INVESTMENTS
------------------------------------------------------------------------------
                                        INITIAL             ADDITIONAL
------------------------------------------------------------------------------
Regular accounts                        $1,000              $50
------------------------------------------------------------------------------
Automatic investment plans              $50 ($25            $50 ($25
                                        for an              for an
                                        Education           Education
                                        IRA)                IRA)
------------------------------------------------------------------------------
UGMA/UTMA accounts                      $100                $50
------------------------------------------------------------------------------
Retirement accounts                     no minimum          no minimum
(other than IRAs, IRA rollovers,
Education IRAs or Roth IRAs)
------------------------------------------------------------------------------
IRAs, IRA rollovers, Education IRAs or
Roth IRAs                               $250                $50
------------------------------------------------------------------------------

The following investors also may qualify to buy Class Z shares of the Funds.

o Broker-dealers, registered investment advisors or certified financial planners who have an agreement with Distributors for clients participating in comprehensive fee programs. Minimum investments: $250,000 initial ($100,000 initial for an individual client) and $50 additional.

o Officers, trustees, directors and full-time employees of Franklin Templeton Investments and their immediate family members. Minimum investments: $100 initial ($50 for accounts with an automatic investment plan) and $50 additional.

o Each series of the Franklin Templeton Fund Allocator Series. Minimum investments: $1,000 initial and $1,000 additional.

[Begin callout]
FRANKLIN TEMPLETON FUNDS include all of the U.S. registered mutual funds of Franklin Templeton Investments, except Franklin Templeton Variable Insurance Products Trust and Templeton Capital Accumulator Fund, Inc.
[End callout]

o Governments, municipalities, and tax-exempt entities that meet the requirements for qualification under section 501 of the Internal Revenue Code. Minimum investments: $1 million initial investment in Advisor Class or Class Z shares of any Franklin Templeton fund and $50 additional.

o Investors buying shares with redemption proceeds from a sale of Class Z shares if reinvested within 365 days of the redemption date. For investors who owned shares of any Mutual Series Fund on October 31, 1996, the 365 day requirement does not apply. Minimum investments: No initial minimum and $50 additional.

o Investment companies exchanging shares or selling assets pursuant to a merger, acquisition, or exchange offer or other business combination transaction. Minimum investments: No initial minimum and $50 additional.

o  Accounts managed by Franklin Templeton Investments. Minimum investments:
   No initial minimum and $50 additional.

o  The Franklin Templeton Profit Sharing 401(k) Plan. Minimum investments:
   No initial or additional minimums.

o Defined contribution plans such as employer stock, bonus, pension or profit sharing plans that meet the requirements for qualification under section 401 of the Internal Revenue Code, including salary reduction plans qualified under section 401(k) of the Internal Revenue Code, and that are sponsored by an employer (i) with at least 10,000 employees, or (ii) with retirement plan assets of $100 million or more. Minimum investments: No initial or additional minimums.

o Trust companies and bank trust departments initially investing in Franklin Templeton funds at least $1 million of assets held in a fiduciary, agency, advisory, custodial or similar capacity and over which the trust companies and bank trust departments or other plan fiduciaries or participants, in the case of certain retirement plans, have full or shared investment discretion. Minimum investments: No initial or additional minimums.

o Individual investors. Minimum investments: $5 million initial and $50 additional. You may combine all of your shares in Franklin Templeton funds for purposes of determining whether you meet the $5 million minimum, as long as $1 million is in Advisor Class or Class Z shares of any Franklin Templeton fund.

o Any other investor, including a private investment vehicle such as a family trust or foundation, who is a member of an established group of 11 or more investors. Minimum investments: $5 million initial and $50 additional. For minimum investment purposes, the group's investments are added together. The group may combine all of its shares in Franklin Templeton funds for purposes of determining whether it meets the $5 million minimum, as long as $1 million is in Advisor Class or Class Z shares of any Franklin Templeton fund. There are certain other requirements and the group must have a purpose other than buying Fund shares without a sales charge.

Please note that Class Z shares of the Funds generally are not available to retirement plans through Franklin Templeton's ValuSelect(R) program. Retirement plans in the ValuSelect program before January 1, 1998, however, may invest in the Funds' Class Z shares.

[Insert graphic of a paper with lines and someone writing] BUYING SHARES
                                                           -------------

ACCOUNT APPLICATION If you are opening a new account, please complete and sign the enclosed account application. To save time, you can sign up now for services you may want on your account by completing the appropriate sections of the application (see "Investor Services" on page 46). For example, if you would like to link one of your bank accounts to your Fund account so that you may use electronic funds transfer to and from your bank account to buy and sell shares, please complete the bank information section of the application. We will keep your bank information on file for future purchases and redemptions.

BUYING SHARES
-------------------------------------------------------------------------------
                        OPENING AN ACCOUNT       ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------
[Insert graphic of
hands shaking]
                        Contact your             Contact your investment
THROUGH YOUR            investment               representative
INVESTMENT              representative
REPRESENTATIVE
-------------------------------------------------------------------------------
[Insert graphic of      If you have another      Before requesting a
phone and computer]     Franklin Templeton       telephone or online
                        fund account with        purchase into an
BY PHONE/ONLINE         your bank account        existing account, please
                        information on file,     make sure we have your
(Up to $100,000         you may open a new       bank account information
per shareholder         account by phone. At     on file. If we do not
per day)                this time, a new         have this information,
                        account may not be       you will need to send
1-800/448-FUND or       opened online.           written instructions
1-800/632-2301                                   with your bank's name
                        To make a same day       and address, a voided
franklintempleton.com   investment, your         check or savings account
                        phone order must be      deposit slip, and a
NOTE:  CERTAIN          received and accepted    signature guarantee if
ACCOUNT TYPES ARE       by us by 1:00 p.m.       the bank and Fund
NOT AVAILABLE FOR       Pacific time or the      accounts do not have at
ONLINE ACCOUNT          close of the New York    least one common owner.
ACCESS                  Stock Exchange,
                        whichever is earlier.    To make a same day
                                                 investment, your phone or
                                                 online order must be received
                                                 and accepted by us by 1:00 p.m.
                                                 Pacific time or the close of
                                                 the New York Stock Exchange,
                                                 whichever is earlier.
-------------------------------------------------------------------------------
                        Make your check          Make your check payable
[Insert graphic of      payable to the Fund.     to the Fund. Include
envelope]                                        your account number on
                        Mail the check and       the check.
BY MAIL                 your signed
                        application to           Fill out the deposit
                        Investor Services.       slip from your account
                                                 statement. If you do not have
                                                 a slip, include a note with
                                                 your name, the Fund name, and
                                                 your account number.

                                                 Mail the check and deposit slip
                                                 or note to Investor Services.
-------------------------------------------------------------------------------
[Insert graphic of      Call Shareholder         Call Shareholder
two arrows pointing     Services at the          Services at the number
in opposite             number below, or send    below, or send signed
opposite                signed written           written instructions.
directions]             instructions.  You       You also may place an
                        also may place an        online exchange order.
BY EXCHANGE             online exchange
                        order.                   (Please see page 48 for
Our Website                                       information on exhcanges.)
franklintempleton.com   (Please see page 48
                        for information on
                        exchanges.)
-------------------------------------------------------------------------------
              FRANKLIN TEMPLETON INVESTOR SERVICES P.O. BOX 997151,
                            SACRAMENTO, CA 95899-9983
                         CALL TOLL-FREE: 1-800/632-2301
           (MONDAY THROUGH FRIDAY 5:30 A.M. TO 5:00 P.M., PACIFIC TIME
                 SATURDAY 6:30 A.M. TO 2:30 P.M., PACIFIC TIME)

[Insert graphic of person with a headset] INVESTOR SERVICES
                                          -----------------

AUTOMATIC INVESTMENT PLAN This plan offers a convenient way for you to invest in a Fund by automatically transferring money from your checking or savings account each month to buy shares. To sign up, complete the appropriate section of your account application and mail it to Investor Services. If you are opening a new account, please include your minimum initial investment with your application.

AUTOMATIC PAYROLL DEDUCTION You may invest in a Fund automatically by transferring money from your paycheck to the Fund by electronic funds transfer. If you are interested, indicate on your application that you would like to receive an Automatic Payroll Deduction Program kit.

DISTRIBUTION OPTIONS You may reinvest distributions you receive from a Fund in an existing account in the same share class of the Fund or in Advisor Class or Class A shares of another Franklin Templeton fund. To reinvest your distributions in Advisor Class shares of another Franklin Templeton fund, you must qualify to buy that fund's Advisor Class shares. For distributions reinvested in Class A shares of another Franklin Templeton fund, initial sales charges and contingent deferred sales charges (CDSCs) will not apply if you reinvest your distributions within 365 days. You also can have your distributions deposited in a bank account, or mailed by check. Deposits to a bank account may be made by electronic funds transfer.

[Begin callout]
For Franklin Templeton Bank & Trust retirement plans, special forms may be needed to receive distributions in cash. Please call 1-800/527-2020 for information.
[End callout]

Please indicate on your application the distribution option you have chosen, otherwise we will reinvest your distributions in the same share class of the Fund.

RETIREMENT PLANS Franklin Templeton Investments offers a variety of retirement plans for individuals and businesses. These plans require separate applications and their policies and procedures may be different than those described in this prospectus. For more information, including a free retirement plan brochure or application, please call Retirement Services at 1-800/527-2020.

TELEFACTS(R) Our TeleFACTS system offers around-the-clock access to information about your account or any Franklin Templeton fund. This service is available from touch-tone phones at 1-800/247-1753. For a free TeleFACTS brochure, call 1-800/DIAL BEN.

FRANKLIN TEMPLETON ONLINE You can visit us online at franklintempleton.com for around-the-clock viewing of information about most Franklin Templeton funds or to register to view your accounts online. You also may register for online transactions that will allow you to buy, sell, or exchange your shares and make certain changes to your account. Some account types may not be able to process any or all transactions online. You also may register online for Franklin Templeton's convenient electronic delivery of your important shareholder documents. This service should be available on our website in June 2001.

TELEPHONE/ONLINE PRIVILEGES You will automatically receive telephone/online privileges when you open your account, allowing you to obtain or view your account information, and conduct a number of transactions by phone or online, including: buy, sell, or exchange shares of most funds; use electronic funds transfer to buy or sell shares of most funds; change your address; request a year-end statement; add or change account services (including distribution options, systematic withdrawals, automatic investment plans). In addition you may elect to receive your important shareholder documents online and discontinue receiving paper copies.

To view your account information or request online transactions, you will first need to register for these services at the shareholder section of our website at franklintempleton.com. You will be asked to accept the terms of an online agreement(s) and establish a password for online services. If you are registered for online services, you may enroll online in Franklin Templeton's electronic delivery program for your important shareholder documents. This will allow you to receive electronic delivery (through our website) of most Funds' prospectuses, annual/semiannual reports to shareholders, and proxy statements, as well as your account(s) statements and trade confirmations, and discontinue receiving your paper copies through the U.S. mail. Using our shareholder website means you are consenting to sending and receiving personal financial information over the Internet so you should be sure you are comfortable with the risks.

As long as we follow reasonable security procedures and act on instructions we reasonably believe are genuine, we will not be responsible for any losses that may occur from unauthorized requests. We will request passwords or other information, and also may record calls. To help safeguard your account, keep your password confidential, and verify the accuracy of your confirmation statements immediately after you receive them. Contact us immediately if you believe someone has obtained unauthorized access to your account or password. For transactions done over the Internet, we recommend the use of an Internet browser with 128-bit encryption. Certain methods of contacting us (such as by phone or by Internet) may be unavailable or delayed during periods of unusual market activity. OF COURSE, YOU CAN DECLINE TELEPHONE BUY, SELL, OR EXCHANGE PRIVILEGES ON YOUR ACCOUNT APPLICATION, OR CHOOSE NOT TO REGISTER FOR ONLINE PRIVILEGES. IF YOU HAVE TELEPHONE/ONLINE PRIVILEGES ON YOUR ACCOUNT AND WANT TO DISCONTINUE THEM, PLEASE CONTACT US FOR INSTRUCTIONS. You may reinstate these privileges at any time in writing, including online registration with respect to online privileges.

 NOTE: We discourage you from including confidential or sensitive information in any Internet communication to us. If you do choose to send email (encrypted or not) to us over the Internet, you are accepting the associated risks of lack of confidentiality.

EXCHANGE PRIVILEGE You can exchange shares within Class Z, or for Advisor Class shares of another Franklin Templeton fund if you otherwise qualify to buy that fund's Advisor Class. You also may exchange your Class Z shares for Class A shares of other Franklin Templeton funds without any sales charges*.

[Begin callout]
An EXCHANGE is really two transactions: a sale of one fund and the purchase of another. In general, the same policies that apply to purchases and sales apply to exchanges, including minimum investment amounts. Exchanges also have the same tax consequences as ordinary sales and purchases.
[End callout]

If you do not qualify to buy Advisor Class shares of Templeton Developing Markets Trust or Templeton Foreign Fund,but you qualify to buy Advisor Class shares of other Franklin Templeton funds, you also may exchange your shares for shares of Templeton Institutional Funds, Inc.

Generally exchanges may only be made between identically registered accounts, unless you send written instructions with a signature guarantee.

Because excessive trading can hurt fund performance, operations and shareholders, each Fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges, reject any exchange, or restrict or refuse purchases if (i) the Fund or its manager believes the Fund would be harmed or unable to invest effectively, or (ii) the Fund receives or anticipates simultaneous orders that may significantly affect the Fund (please see "Market Timers" on page 54).

*If you exchange into Class A shares and you later decide you would like to exchange into a fund that offers an Advisor Class or Class Z, you may exchange your Class A shares for Advisor Class or Class Z shares if you otherwise qualify to buy the fund's Advisor Class or Class Z shares.

SYSTEMATIC WITHDRAWAL PLAN This plan allows you to automatically sell your shares and receive regular payments from your account. Certain terms and minimums apply. To sign up, complete the appropriate section of your application.

[Insert graphic of a certificate] SELLING SHARES
                                  --------------

You can sell your shares at any time.

SELLING SHARES IN WRITING Generally, requests to sell $100,000 or less can be made over the phone, online, or with a simple letter. Sometimes, however, to protect you and the Funds we will need written instructions signed by all registered owners, with a signature guarantee for each owner, if:

[Begin callout]
A SIGNATURE GUARANTEE helps protect your account against fraud. You can obtain a signature guarantee at most banks and securities dealers.

A notary public CANNOT provide a signature guarantee.
[End callout]

o  you are selling more than $100,000 worth of shares
o  you want your proceeds paid to someone who is not a registered owner
o you want to send your proceeds somewhere other than the address of record, or preauthorized bank or brokerage firm account

We also may require a signature guarantee on instructions we receive from an agent, not the registered owners, or when we believe it would protect the Funds against potential claims based on the instructions received.

SELLING RECENTLY PURCHASED SHARES If you sell shares recently purchased, we may delay sending you the proceeds until your check, draft or wire/electronic funds transfer has cleared, which may take seven business days or more. A certified or cashier's check may clear in less time.

REDEMPTION PROCEEDS Your redemption check will be sent within seven days after we receive your request in proper form. We are not able to receive or pay out cash in the form of currency. Redemption proceeds may be delayed if we have not yet received your signed account application.

RETIREMENT PLANS You may need to complete additional forms to sell shares in a Franklin Templeton Bank & Trust retirement plan. For participants under age 591/2, tax penalties may apply. Call Retirement Services at 1-800/527-2020 for details.

SELLING SHARES
-------------------------------------------------------------------------------
                          TO SELL SOME OR ALL OF YOUR SHARES
-------------------------------------------------------------------------------
[Insert graphic of
hands shaking]
                          Contact your investment
THROUGH YOUR              representative
INVESTMENT
REPRESENTATIVE
-------------------------------------------------------------------------------
[Insert graphic           Send written instructions and
of envelope]              endorsed share certificates (if you
                          hold share certificates) to Investor
BY MAIL                   Services.  Corporate, partnership or
                          trust accounts may need to send
                          additional documents.

                          Specify the Fund, the account number
                          and the dollar value or number of
                          shares you wish to sell. Be sure to
                          include all necessary signatures and
                          any additional documents, as well as
                          signature guarantees if required.

                          A check will be mailed to the name(s) and address on
                          the account, or otherwise according to your written
                          instructions.
-------------------------------------------------------------------------------
[Insert graphic of        As long as your transaction is for
phone and computer]       $100,000 or less, you do not hold
                          share certificates and you have not
BY PHONE/ONLINE           changed your address by phone or
                          online within the last 15 days, you
1-800/632-2301            can sell your shares by phone or
                          online.
franklintempleton.com
                          A check will be mailed to the name(s) and address on the account. Written instructions, with a signature guarantee, are required to send the check to another address or to make it payable to another person.

                          (Please see page 47 for more information.)
-------------------------------------------------------------------------------
[Insert graphic of        You can call, write, or visit us
three                     online to have redemption proceeds
lightning bolts]          sent to a bank account. See the
                          policies above for selling shares by mail,
BY ELECTRONIC FUNDS       phone, or online.
TRANSFER (ACH)
                          Before requesting to have redemption
                          proceeds sent to a bank account,
                          please make sure we have your bank
                          account information on file. If we
                          do not have this information, you will need to send written instructions with your bank's name and address, a voided check or savings account deposit slip, and a signature guarantee if the bank and Fund accounts do not have at least one common owner.

                          If we receive your request in proper form by 1:00 p.m. Pacific time, proceeds sent by ACH generally will be available within two to three business days.
-------------------------------------------------------------------------------

[Insert graphic of        Obtain a current prospectus for the
two                       fund you are considering.
arrows pointing in        Prospectuses are available online at
opposite                  franklintempleton.com.
directions]
                          Call Shareholder Services at the
BY EXCHANGE               number below or send signed written
                          instructions. You also may place an
                          exchange order online.  See the
                          policies above for selling shares by
                          mail, phone, or online.

                          If you hold share certificates, you
                          will need to return them to the Fund
                          before your exchange can be
                          processed.
-------------------------------------------------------------------------------
              FRANKLIN TEMPLETON INVESTOR SERVICES P.O. BOX 997151,
                            SACRAMENTO, CA 95899-9983
                         CALL TOLL-FREE: 1-800/632-2301
           (MONDAY THROUGH FRIDAY 5:30 A.M. TO 5:00 P.M., PACIFIC TIME
                 SATURDAY 6:30 A.M. TO 2:30 P.M., PACIFIC TIME)

[Insert graphic of paper and pen] ACCOUNT POLICIES
                                  ----------------

CALCULATING SHARE PRICE Each Fund calculates the net asset value per share (NAV) each business day at the close of trading on the New York Stock Exchange (normally 1:00 p.m. Pacific time). The NAV for Class Z is calculated by dividing its net assets by the number of its shares outstanding.

The Funds' assets are generally valued at their market value. If market prices are unavailable, or if an event occurs after the close of the trading market that materially affects the values, assets may be valued at their fair value. If a Fund holds securities listed primarily on a foreign exchange that trades on days when the Fund is not open for business, the value of your shares may change on days that you cannot buy or sell shares.

Requests to buy and sell shares are processed at the NAV next calculated after we receive your request in proper form.

ACCOUNTS WITH LOW BALANCES If the value of your account falls below $250 ($50 for employee accounts) because you sell some of your shares, we may mail you a notice asking you to bring the account back up to its applicable minimum investment amount. If you choose not to do so within 30 days, we may close your account and mail the proceeds to the address of record.

STATEMENTS AND REPORTS You will receive quarterly account statements that show all your account transactions during the quarter. You also will receive written notification after each transaction affecting your account (except for distributions and transactions made through automatic investment or withdrawal programs, which will be reported on your quarterly statement). You also will receive the Funds' financial reports every six months. To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports. If you need additional copies, please call 1-800/DIAL BEN. You also can review these documents on our website if you have registered to view your account information online. If you are registered for online services, you also may enroll online in Franklin Templeton's electronic delivery program for your important shareholder documents. This will allow you to receive electronic delivery (through our website) of most funds' prospectuses, annual/semiannual reports to shareholders, and proxy statements, as well as your account(s) statements and trade confirmations, and discontinue receiving your paper copies through the U.S. mail. Visit us online at franklintempleton.com for more information.

INVESTMENT REPRESENTATIVE ACCOUNT ACCESS If there is a dealer or other investment representative of record on your account, he or she will be able to obtain your account information, conduct transactions for your account, and also will receive copies of all notifications and statements and other information about your account directly from the Fund.

STREET OR NOMINEE ACCOUNTS You may transfer your shares from the street or nominee name account of one dealer to another, as long as both dealers have an agreement with Franklin Templeton Distributors, Inc. We will process the transfer after we receive authorization in proper form from your delivering securities dealer.

JOINT ACCOUNTS Unless you specify a different registration, accounts with two or more owners are registered as "joint tenants with rights of survivorship" (shown as "Jt Ten" on your account statement). To make any ownership changes to a joint account, all owners must agree in writing, regardless of the law in your state.

JOINT ACCOUNT RISK WITH TELEPHONE/ONLINE PRIVILEGES You will automatically receive telephone/online privileges when you open your account. If your account has more than one registered owner, telephone/online privileges allow each Fund to accept online registration for online services (including electronic delivery of important shareholder documents) and transaction instructions online or by telephone from only one registered owner. This means that any one registered owner on your account, acting alone and without the consent of any other registered owner, may give the Fund instructions by telephone, online or in writing (subject to any limitations in telephone or online privileges) to:

o Exchange shares from a jointly registered Fund account requiring all registered owner signatures into an identically registered money fund account that only requires one registered owner's signature to redeem shares;
o Redeem Fund shares and direct the redemption proceeds to a bank account that may or may not be owned by you and, if owned by you jointly with someone else, only requires one person to withdraw funds by check or otherwise;
o Change the bank account to which Fund share redemption proceeds may be sent, which bank account may not be owned by you;
o Purchase Fund shares by debiting a bank account that may be owned by you; and
o Change the bank account that may be debited for Fund share purchases, which new account may be owned by you.

If you do NOT want another registered owner on your account to be able to issue these kinds of instructions to the Fund without your consent, you must instruct the Fund to deny/terminate online privileges and the ability to issue such instructions by telephone so that these types of instructions will only be accepted in writing signed by all account owners. This decision will apply to any other fund into which you may exchange your jointly owned Fund shares. Any later decision to permit these types of instructions by telephone and/or online will need to be given to the Fund in a written instruction signed by all registered owners.

MARKET TIMERS Each Fund does not allow investments by Market Timers and may restrict or refuse purchases or exchanges by a shareholder who fails to comply with the restrictions set forth below. You may be considered a Market Timer if you have (i) requested an exchange or redemption out of any of the Franklin Templeton funds within two weeks of an earlier purchase or exchange request out of any fund, or (ii) exchanged or redeemed shares out of any of the Franklin Templeton funds more than twice within a rolling 90 day period. Accounts under common ownership or control with an account that is covered by (i) or (ii) also are subject to these limits.

Anyone, including the shareholder or the shareholder's agent, who is considered to be a Market Timer by the Funds, its manager or shareholder services agent, will be issued a written notice of their status and each Fund's policies. Identified Market Timers will be required to register with the market timing desk of Franklin Templeton Investor Services, LLC, and to place all purchase, exchange and redemption trade requests through the desk. Identified Market Timers who redeem or exchange their shares of the Discovery and European Funds within 90 days of purchase will be assessed a fee of 2% of redemption proceeds. This redemption fee does not apply to 401(k) participant accounts, accounts not held individually through Franklin Templeton Investors Services, LLC, and funds under the automatic dividend reinvestment program and the systematic withdrawal program.

ADDITIONAL POLICIES Please note that the Funds maintain additional policies and reserve certain rights, including:

o The Funds may restrict or refuse any order to buy shares, including any purchase under the exchange privilege.
o The Funds may modify, suspend, or terminate telephone/online privileges at any time.
o At any time, the Funds may change their investment minimums or waive or lower their minimums for certain purchases.
o The Funds may modify or discontinue the exchange privilege on 60 days' notice.
o You may only buy shares of a fund eligible for sale in your state or jurisdiction.
o In unusual circumstances, we may temporarily suspend redemptions, or postpone the payment of proceeds, as allowed by federal securities laws.
o For redemptions over a certain amount, each Fund reserves the right, in the case of an emergency, to make payments in securities or other assets of the Fund, if the payment of cash proceeds by check, wire or electronic funds transfer would be harmful to existing shareholders.
o To permit investors to obtain the current price, dealers are responsible for transmitting all orders to the Fund promptly.

DEALER COMPENSATION Qualifying dealers who sell Class Z shares may receive up to 0.25% of the amount invested. This amount is paid by Franklin Templeton Distributors, Inc. from its own resources.

[Insert graphic of question mark] QUESTIONS
                                 ----------

If you have any questions about the Funds or your account, you can write to us at P.O. Box 997151, Sacramento, CA 95899-9983. You also can call us at one of the following numbers. For your protection and to help ensure we provide you with quality service, all calls may be monitored or recorded.

                                              HOURS (PACIFIC TIME, MONDAY
DEPARTMENT NAME          TELEPHONE NUMBER     THROUGH FRIDAY)
-------------------------------------------------------------------------------
Shareholder Services     1-800/632-2301       5:30 a.m. to 5:00 p.m.
                                              6:30 a.m. to 2:30 p.m. (Saturday)
Fund Information         1-800/DIAL BEN       5:30 a.m. to 5:00 p.m.
                        (1-800/342-5236)      6:30 a.m. to 2:30 p.m. (Saturday)
Retirement Services      1-800/527-2020       5:30 a.m. to 5:00 p.m.
Advisor Services         1-800/524-4040       5:30 a.m. to 5:00 p.m.
Institutional Services   1-800/321-8563       6:00 a.m. to 5:00 p.m.
TDD (hearingimpaired)    1-800/851-0637       5:30 a.m. to 5:00 p.m.
TeleFACTS(R)(automated)  1-800/247-1753       (around-the-clock access)


FOR MORE INFORMATION

You can learn more about each Fund in the following documents:

ANNUAL/SEMIANNUAL REPORT TO SHAREHOLDERS

Includes a discussion of recent market conditions and Fund strategies, financial statements, detailed performance information, portfolio holdings and the auditor's report.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

Contains more information about each Fund, its investments and policies. It is incorporated by reference (is legally a part of this prospectus).

For a free copy of the current annual/semiannual report or the SAI, please contact your investment representative or call us at the number below. You also can view the current annual/semiannual report online at franklintempleton.com.




FRANKLIN(R)TEMPLETON(R)
1-800/DIAL BEN(R) (1-800/342-5236)
TDD (Hearing Impaired) 1-800/851-0637
franklintempleton.com




You also can obtain information about each Fund by visiting the SEC's Public Reference Room in Washington, D.C. (phone 1-202/942-8090) or the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can obtain copies of this information, after paying a duplicating fee, by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102 or by electronic request at the following e-mail address: publicinfo@sec.gov.


Investment Company Act file #811-5387                              MS PZ 12/01